UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07447
                                                     ---------

                           Phoenix Insight Funds Trust
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,              John H. Beers, Esq.
    Counsel and Secretary for Registrant          Vice President and Counsel
    Phoenix Life Insurance Company              Phoenix Life Insurance Company
             One American Row                          One American Row
             Hartford, CT  06103-2899               Hartford, CT 06103-2899
    ---------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



PHOENIX INSIGHT FUNDS TRUST
GLOSSARY
MARCH 31, 2007 (UNAUDITED)

ADR (AMERICAN DEPOSITARY RECEIPT): Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
American Municipal Bond Assurance Corporation

FFCB
Federal Farm Credit Bank

FGIC
Financial Guaranty Insurance Company

FHLB
Federal Home Loan Bank

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

GNMA OR "GINNIE MAE"
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

Q-SBLF
Qualified School Board Loan Fund

REIT (REAL ESTATE INVESTMENT TRUST): A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT): An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS: Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

XLCA
XL Capital Assurance

YANKEE BOND: A bond denominated in U.S. dollars and issued in the United States by foreign banks and corporations.

                             PHOENIX INSIGHT FUNDS
                                 BALANCED FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----      -----------
U.S. GOVERNMENT SECURITIES -- 3.0%
U.S. TREASURY BONDS -- 0.8%
U.S. Treasury Bond
    6.125%                 11/15/27                 $  305      $   352,132
    5.500%                  8/15/28                    355          381,819
                                                                -----------
                                                                    733,951
                                                                -----------
U.S. TREASURY NOTES -- 2.2%
U.S. Treasury Note
    3.750%                  5/15/08                    130          128,451
    4.375%                 11/15/08                    560          557,069
    3.500%                  8/15/09                    425          414,824
    3.875%                  7/15/10                    695          681,670
    4.875%                  2/15/12                    120          121,870
    4.000%                  2/15/14                     20           19,294
                                                                -----------
                                                                  1,923,178
                                                                -----------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
   (Identified cost $2,658,400)                                   2,657,129
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 10.7%
FHLMC
    5.500%                   7/1/35                  1,010        1,001,600
FHLMC 1385 J
    7.000%                 10/15/07                     42           41,430
FHLMC 2513 JE
    5.000%                 10/15/17                    450          443,441
FHLMC 2770 LA
    4.500%                  4/15/33                    238          230,699
FHLMC 2835 HB
    5.500%                  8/15/24                    305          304,526
FHLMC 2886 BE
    4.500%                 11/15/19                    260          243,254
FHLMC 2886 CK
    5.000%                 11/15/19                    280          271,726
FHLMC 3099 PA
    5.500%                  9/15/25                    151          151,721
FHLMC 3101 PA
    5.500%                 10/15/25                    152          152,056
FNMA
    4.500%                   1/1/20                    322          312,283
    7.500%                  11/1/26                     --(f)           254
    7.500%                  12/1/26                     18           18,592
    7.500%                   3/1/27                     12           12,777
    5.500%                  11/1/33                    247          245,167
    5.500%                  12/1/33                    358          355,632
    5.500%                   1/1/34                    185          183,285
    5.000%                   3/1/34                    969          938,278
    5.000%                   7/1/34                    500          484,265
    5.000%                  11/1/34                    128          124,129
    6.000%                   3/1/35                    152          153,633
    5.500%                   6/1/35                    235          232,827
    5.500%                   7/1/35                    252          249,469
    5.500%                   8/1/35                    628          621,801
    5.000%                   9/1/35                    391          377,918
    6.500%                   5/1/36                    561          573,771


   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----      -----------
AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
FNMA 00-T8 A(c)
    7.355%                 12/25/30                 $   29      $    30,427
FNMA 02-73 OE
    5.000%                 11/25/17                    400          392,373
FNMA 04-15 AB
    4.000%                  9/25/17                    599          580,752
FNMA 93-197 SB(c)
    6.289%                 10/25/08                     18           18,000
FNMA 97-20 (Interest Only)(c)
    1.840%                  3/25/27                    313           16,569
FNMA 97-84 PL (Interest Only)
    6.500%                  2/25/09                     14              453
GNMA
    8.000%                 11/15/26                     29           31,295
    7.000%                  9/15/31                      7            6,828
    5.500%                  7/15/33                    233          232,388
GNMA 02-53 B
    5.552%                  5/16/26                    293          295,252
GNMA 04-108 C (c)
    5.039%                 12/16/32                    195          190,266
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $9,600,807)                                   9,519,137
--------------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES -- 0.8%
FHLB
    5.625%                  6/13/16                     80           82,287
Israel Government AID Bond Series 7-Z
    0.000%                  8/15/22                    690          309,270
Rowan Cos., Inc.
    4.330%                   5/1/19                    357          342,195
--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
   (Identified cost $747,035)                                       733,752
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.2%
Capital One Multi-Asset Execution Trust 03-B5, B5
    4.790%                  8/15/13                    240          238,099
Chase Manhattan Auto Owner Trust 06-B, A3
    5.130%                  5/15/11                    215          215,310
Citibank Credit Card Issuance Trust 03-A6
    2.900%                  5/17/10                    600          585,309
Citibank Credit Card Issuance Trust 07-B2
    5.000%                   4/2/12                    220          220,000
E*TRADE RV & Marine Trust 04-1, A3
    3.620%                  10/8/18                    335          325,110
PSE&G Transition Funding LLC 01-1, A5
    6.450%                  3/15/13                    255          267,106

                             PHOENIX INSIGHT FUNDS
                                 BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----      -----------
ASSET-BACKED SECURITIES (CONTINUED)
Volkswagen Auto Loan Enhanced Trust 03-2, A4
    2.940%                  3/22/10                  $ 131      $   129,333
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
   (Identified cost $1,976,829)                                   1,980,267
--------------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS -- 8.6%

AEROSPACE & DEFENSE -- 0.1%
Boeing Co. (The)
    8.750%                  9/15/31                    100          139,623

AUTOMOBILE MANUFACTURERS -- 0.2%
DaimlerChrysler NA Holding Corp.
    5.875%                  3/15/11                    150          152,875

BROADCASTING & CABLE TV -- 0.3%
Comcast Corp.
    6.500%                  1/15/17                    235          248,019

CONSTRUCTION MATERIALS -- 0.3%
CRH America, Inc.
    5.625%                  9/30/11                    300          303,371

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.3%
Caterpillar, Inc.
    7.300%                   5/1/31                    200          234,017

CONSUMER FINANCE -- 1.2%
Associates Corp. NA
    6.950%                  11/1/18                     60           66,991
Boeing Capital Corp. Ltd.
    7.375%                  9/27/10                    180          193,472
Capital One Bank
    4.250%                  12/1/08                    160          157,506
    5.000%                  6/15/09                    125          124,558
HSBC Finance Corp.
    5.250%                  1/14/11                    350          349,873
John Deere Capital Corp.
    5.100%                  1/15/13                    150          149,277
                                                                -----------
                                                                  1,041,677
                                                                -----------
DEPARTMENT STORES -- 0.2%
Kohl's Corp.
    6.300%                   3/1/11                    220          228,932

DIVERSIFIED BANKS -- 0.3%
Bank of America Corp.
    6.250%                  4/15/12                    220          231,047

ELECTRIC UTILITIES -- 0.7%
Consolidated Edison Co. of New York, Inc.
    5.700%                   2/1/34                     50           48,519


   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----      -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
FPL Group Capital, Inc.
    5.625%                   9/1/11                  $ 300      $   305,197
PECO Energy Co.
    3.500%                   5/1/08                    200          196,447
Virginia Electric & Power Co. Series A
    4.750%                   3/1/13                    100           96,892
                                                                -----------
                                                                    647,055
                                                                -----------

FOOD RETAIL -- 0.1%
Kroger Co. (The)
    6.800%                   4/1/11                     85           89,160

HOUSEHOLD PRODUCTS -- 0.2%
Procter & Gamble Co. ESOP Series A
    9.360%                   1/1/21                    145          181,943

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Constellation Energy Group, Inc.
    7.600%                   4/1/32                    150          169,826

INTEGRATED OIL & GAS -- 0.2%
ConocoPhillips Holding Co.
    6.950%                  4/15/29                    165          187,088

INTEGRATED TELECOMMUNICATION SERVICES -- 0.5%
BellSouth Corp.
    6.000%                 11/15/34                    235          226,373
Verizon Global Funding Corp.
    7.250%                  12/1/10                    200          213,624
    7.750%                  12/1/30                     30           34,773
                                                                -----------
                                                                    474,770
                                                                -----------
INVESTMENT BANKING & BROKERAGE -- 0.7%
Lehman Brothers Holdings, Inc.
    7.000%                   2/1/08                     40           40,487
    4.250%                  1/27/10                    255          249,788
    5.750%                   1/3/17                    200          200,414
Merrill Lynch & Co., Inc.
    5.770%                  7/25/11                    100          102,295
                                                                -----------
                                                                    592,984
                                                                -----------

MANAGED HEALTH CARE -- 0.2%
UnitedHealth Group, Inc.
    5.800%                  3/15/36                    200          192,671

OFFICE REITS -- 0.3%
Duke Realty LP
    5.950%                  2/15/17                    300          307,055

OIL & GAS EXPLORATION & PRODUCTION -- 0.3%
DCP Midstream LP
    7.875%                  8/16/10                    150          162,045

                             PHOENIX INSIGHT FUNDS
                                 BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----      -----------
DOMESTIC CORPORATE BONDS (CONTINUED)
OIL & GAS EXPLORATION & PRODUCTION (CONTINUED)
Devon Energy Corp.
    7.950%                  4/15/32                  $ 125      $   150,353
                                                                -----------
                                                                    312,398
                                                                -----------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 0.6%
Citigroup, Inc.
    5.850%                   7/2/13                    125          128,886
General Electric Capital Corp.
    4.875%                   3/4/15                     75           72,927
JPMorgan Chase & Co.
    3.800%                  10/2/09                    325          315,373
                                                                -----------
                                                                    517,186
                                                                -----------
PACKAGED FOODS & MEATS -- 0.6%
ConAgra Foods, Inc.
    7.125%                  10/1/26                    200          218,134
General Mills, Inc.
    6.000%                  2/15/12                     80           82,748
Kellogg Co. Series B
    6.600%                   4/1/11                    200          210,196
                                                                -----------
                                                                    511,078
                                                                -----------
PHARMACEUTICALS -- 0.2%
Schering-Plough Corp.
    6.750%                  12/1/33                    150          166,553

PROPERTY & CASUALTY INSURANCE -- 0.4%
St. Paul Travelers Cos., Inc. (The)
    5.500%                  12/1/15                    325          326,147

RAILROADS -- 0.1%
CSX Corp.
    6.750%                  3/15/11                     50           52,226

RETAIL REITS -- 0.0%
Simon Property Group LP
    5.375%                  8/28/08                     35           34,999

SPECIALIZED FINANCE -- 0.1%
CIT Group, Inc.
    5.000%                  2/13/14                     55           53,445

SPECIALIZED REITS -- 0.3%
Health Care Property Investors, Inc.
    6.000%                  1/30/17                    300          300,986



--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
   (Identified cost $7,681,542)                                   7,697,131
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 9.0%
Adjustable Rate Mortgage Trust
  05-11, 2A42(c)
    5.345%                  2/25/36                  $ 560      $   563,790
Bear Stearns Commercial Mortgage
  Securities, Inc. 05-T18, A4(c)
    4.933%                  2/13/42                    275          268,519
Bear Stearns Commercial Mortgage
  Securities, Inc. 06-PW14, A4,
    5.201%                  12/1/38                    165          162,685
Bear Stearns Commercial Mortgage
  Securities, Inc. 06-T22, A4(c)
    5.467%                  4/12/38                    195          198,417
Bear Streams Commercial Mortgage
  Securities, Inc. 07-PW15, A2
    5.205%                  2/11/44                    190          190,861
Citigroup-Deutsche Bank Commercial
  Mortgage Trust 05-CD1, A4(c)
    5.226%                  7/15/44                    120          119,902
Citigroup-Deutsche Bank Commercial
  Mortgage Trust 06-CD3, A2
    5.560%                 10/15/48                    305          309,634
Citigroup-Deutsche Bank Commercial
  Mortgage Trust 07-CD4, A3
    5.293%                 12/11/49                    320          320,500
Countrywide Home Loan Mortgage Pass
  Through Trust 03-J6, 1A1
    5.500%                  8/25/33                    239          235,517
GMAC Mortgage Corp. Loan Trust
  05-AR3, 3A3(c)
    4.847%                  6/19/35                    183          181,941
Greenwich Capital Commercial
  Funding Corp. 07-GG9, A2
    5.381%                  3/10/39                    230          232,120
JPMorgan Chase Commercial Mortgage
  Securities Corp. 06-LDP9, A3
    5.336%                  5/15/47                    170          168,937
JPMorgan Chase Commercial Mortgage
  Securities Corp. 07-CB18, A4
    5.440%                  6/12/47                    350          352,461
LB-UBS Commercial Mortgage Trust
  05-C2, A2
    4.821%                  4/15/30                    270          268,146
LB-UBS Commercial Mortgage Trust
  05-C5, A3
    4.964%                  9/15/30                    440          436,529
LB-UBS Commercial Mortgage Trust
  06-C3, A4(c)
    5.661%                  3/15/39                    330          337,046
LB-UBS Commercial Mortgage Trust
  07-C1, A4
    5.424%                  2/15/40                    320          321,300

                             PHOENIX INSIGHT FUNDS
                                 BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----      -----------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
MASTR Adjustable Rate Mortgages
  Trust 05-8, 3A1(c)
    6.000%                 12/25/35                  $ 583      $   585,547
MASTR Alternative Loans Trust
  04-13, 12A1
    5.500%                 12/25/19                    226          225,140
MASTR Alternative Loans Trust
  04-13, 8A1
    5.500%                  1/25/25                    138          136,036
MASTR Asset Securitization Trust
  03-7, 4A33
    5.250%                  9/25/33                    200          194,084
Morgan Stanley Mortgage Loan Trust
  06-7, 5A2(c)
    5.962%                  6/25/36                    295          294,812
Residential Funding Mortgage
  Securities II, Inc. 01-HS2, A5(c)
    6.920%                  4/25/31                    122          121,527
Structured Asset Securities Corp.
  03-34A, 6A(c)
    5.119%                 11/25/33                    193          191,826
Structured Asset Securities Corp.
  04-5H, A2
    4.430%                 12/25/33                    163          160,542
Structured Asset Securities Corp.
  05-15, 4A1
    6.000%                  8/25/35                    229          228,859
Structured Asset Securities Corp.
  05-2XS, 2A2(c)
    5.150%                  2/25/35                    133          130,763
Structured Asset Securities Corp.
  98-RF3, A (Interest Only) 144A(b)
    6.100%                  6/15/28                     78            6,635
Washington Mutual Alternative
  Mortgage Pass-Through
  Certificates 05-4, CB7
    5.500%                  6/25/35                    310          307,458
Washington Mutual Alternative
  Mortgage Pass-Through
  Certificates 05-6, 2A7
    5.500%                  8/25/35                    320          319,092
Washington Mutual, Inc. 02-S8, 2A7
    5.250%                  1/25/18                    275          272,125
Wells Fargo Mortgage-Backed
  Securities Trust 05-AR4, B1(c)
    4.563%                  4/25/35                    207          201,520
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
   (Identified cost $8,108,200)                                   8,044,271
--------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(d) -- 0.6%

UNITED STATES -- 0.2%
Diageo Capital plc
    4.375%                   5/3/10                    200          196,210


   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----      -----------
FOREIGN CORPORATE BONDS (CONTINUED)

FRANCE -- 0.2%
France Telecom SA
    7.750%                   3/1/11                  $ 100      $   108,948


UNITED KINGDOM -- 0.2%
Royal Bank of Scotland Group plc
    5.000%                  10/1/14                    200          195,598
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
   (Identified cost $509,787)                                       500,756
--------------------------------------------------------------------------------


                                                   Shares          Value
                                                   -------      -----------

DOMESTIC COMMON STOCKS -- 61.9%
AEROSPACE & DEFENSE -- 1.3%
Lockheed Martin Corp.                                7,700          747,054
Northrop Grumman Corp.                               3,000          222,660
Rockwell Collins, Inc.                               3,400          227,562
                                                                -----------
                                                                  1,197,276
                                                                -----------

AIRLINES -- 0.3%
Continental Airlines, Inc.(e)                        7,150          260,189

APPAREL RETAIL -- 0.6%
American Eagle Outfitters, Inc.                     18,625          558,564

APPAREL, ACCESSORIES & LUXURY GOODS -- 0.5%
Perry Ellis International, Inc.(e)                   6,850          219,131
VF Corp.                                             2,600          214,812
                                                                -----------
                                                                    433,943
                                                                -----------
APPLICATION SOFTWARE -- 0.4%
Autodesk, Inc.(e)                                    2,000           75,200
BEA Systems, Inc.(e)                                21,850          253,242
                                                                -----------
                                                                    328,442
                                                                -----------
ASSET MANAGEMENT & CUSTODY BANKS -- 0.7%
Affiliated Managers Group, Inc.(e)                     850           92,097
Northern Trust Corp.                                 7,500          451,050
Nuveen Investments, Inc. Class A                     2,450          115,885
                                                                -----------
                                                                    659,032
                                                                -----------
AUTOMOTIVE RETAIL -- 0.5%
AutoNation, Inc.(e)                                  8,000          169,920
Sonic Automotive, Inc. Class A                       9,900          282,150
                                                                -----------
                                                                    452,070
                                                                -----------
BIOTECHNOLOGY -- 0.2%
Gilead Sciences, Inc.(e)                             2,000          153,000

BROADCASTING & CABLE TV -- 1.4%
CBS Corp. Class B                                   16,500          504,735
Comcast Corp. Class A(e)                            13,900          360,705
Sinclair Broadcast Group, Inc. Class A              22,400          346,080
                                                                -----------
                                                                  1,211,520
                                                                -----------

                             PHOENIX INSIGHT FUNDS
                                 BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares          Value
                                                   -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
COMMODITY CHEMICALS -- 2.0%
Celanese Corp. Series A                             19,700      $   607,548
Lyondell Chemical Co.                               26,000          779,220
Pioneer Cos., Inc.(e)                                7,200          199,008
Spartech Corp.                                       6,900          202,446
                                                                -----------
                                                                  1,788,222
                                                                -----------
COMMUNICATIONS EQUIPMENT -- 1.6%
Avaya, Inc.(e)                                      10,300          121,643
Cisco Systems, Inc.(e)                              36,500          931,845
InterDigital Communications Corp.(e)                 7,200          228,024
Motorola, Inc.                                       6,700          118,389
                                                                -----------
                                                                  1,399,901
                                                                -----------
COMPUTER & ELECTRONICS RETAIL -- 0.2%
Circuit City Stores, Inc.                            3,350           62,076
RadioShack Corp.                                     5,200          140,556
                                                                -----------
                                                                    202,632
                                                                -----------
COMPUTER HARDWARE -- 1.8%
Apple, Inc.(e)                                       1,050           97,555
Hewlett-Packard Co.                                 35,600        1,428,984
International Business Machines Corp.                  950           89,547
                                                                -----------
                                                                  1,616,086
                                                                -----------
COMPUTER STORAGE & PERIPHERALS -- 0.4%
Komag, Inc.(e)                                       5,400          176,742
Lexmark International, Inc. Class A(e)               2,400          140,304
QLogic Corp.(e)                                      3,650           62,050
                                                                -----------
                                                                    379,096
                                                                -----------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.4%
PACCAR, Inc.                                         4,600          337,640

CONSUMER FINANCE -- 0.2%
CompuCredit Corp.(e)                                 6,940          216,667

DATA PROCESSING & OUTSOURCED SERVICES -- 0.3%
Computer Sciences Corp.(e)                           2,800          145,964
Convergys Corp.(e)                                   4,000          101,640
                                                                -----------
                                                                    247,604
                                                                -----------
DEPARTMENT STORES -- 2.1%
Federated Department Stores, Inc.                   17,350          781,617
Kohl's Corp.(e)                                      7,450          570,745
Penney (J.C.) Co., Inc.                              5,900          484,744
                                                                -----------
                                                                  1,837,106
                                                                -----------
DIVERSIFIED BANKS -- 1.3%
Intervest Bancshares Corp.(e)                        2,300           66,010
U.S. Bancorp                                        21,600          755,352
Wachovia Corp.                                       6,700          368,835
                                                                -----------
                                                                  1,190,197

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.4%
Corrections Corp. of America(e)                      5,075          268,011
Equifax, Inc.                                        2,800          102,060
                                                                -----------
                                                                    370,071
                                                                -----------


                                                   Shares          Value
                                                   -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)

DIVERSIFIED METALS & MINING -- 0.6%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia)(d)                                     8,642      $   572,014

ELECTRIC UTILITIES -- 0.2%
El Paso Electric Co.(e)                              5,400          142,290

ELECTRICAL COMPONENTS & EQUIPMENT -- 0.1%
Regal-Beloit Corp.                                   1,779           82,510

ELECTRONIC MANUFACTURING SERVICES -- 0.1%
Methode Electronics, Inc.                            7,200          106,344

ENVIRONMENTAL & FACILITIES SERVICES -- 0.2%
Allied Waste Industries, Inc.(e)                    10,550          132,824
Waste Management, Inc.                               2,250           77,423
                                                                -----------
                                                                    210,247
                                                                -----------
FOOD RETAIL -- 0.7%
Kroger Co. (The)                                     3,400           96,050
Safeway, Inc.                                       14,800          542,272
                                                                -----------
                                                                    638,322
                                                                -----------
FOOTWEAR -- 0.3%
Wolverine World Wide, Inc.                           7,800          222,846

GAS UTILITIES -- 1.3%
AGL Resources, Inc.                                  4,615          197,153
Northwest Natural Gas Co.                            3,600          164,412
ONEOK, Inc.                                         18,700          841,500
                                                                -----------
                                                                  1,203,065
                                                                -----------
GENERAL MERCHANDISE STORES -- 0.3%
Big Lots, Inc.(e)                                    9,600          300,288

HEALTH CARE DISTRIBUTORS -- 0.7%
AmerisourceBergen Corp.                              8,600          453,650
McKesson Corp.                                       2,900          169,766
                                                                -----------
                                                                    623,416
                                                                -----------
HEALTH CARE EQUIPMENT -- 0.4%
Baxter International, Inc.                           6,950          366,056

HEALTH CARE SERVICES -- 0.7%
Alliance Imaging, Inc.(e)                           19,900          173,727
Apria Healthcare Group, Inc.(e)                      9,900          319,275
Laboratory Corporation of America
  Holdings(e)                                        2,300          167,049

                                                                    660,051

HOUSEHOLD PRODUCTS -- 1.1%
Colgate-Palmolive Co.                                9,400          627,826
Energizer Holdings, Inc.(e)                          1,300          110,929
Procter & Gamble Co. (The)                           3,830          241,903
                                                                -----------
                                                                    980,658
                                                                -----------

                             PHOENIX INSIGHT FUNDS
                                 BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares          Value
                                                   -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)

HUMAN RESOURCES & EMPLOYMENT SERVICES -- 0.3%
Manpower, Inc.                                       3,100      $   228,687

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.9%
AES Corp. (The)(e)                                   4,650          100,068
NRG Energy, Inc.(e)                                  2,650          190,906
TXU Corp.                                            7,900          506,390
                                                                -----------
                                                                    797,364
                                                                -----------
INDUSTRIAL CONGLOMERATES -- 1.0%
General Electric Co.                                16,640          588,390
Tredegar Corp.                                      14,000          319,060
                                                                -----------
                                                                    907,450
                                                                -----------
INDUSTRIAL MACHINERY -- 0.1%
Danaher Corp.                                        1,250           89,313

INTEGRATED OIL & GAS -- 3.6%
ConocoPhillips                                       9,359          639,688
Exxon Mobil Corp.                                   17,940        1,353,573
Marathon Oil Corp.                                  11,900        1,176,077
                                                                -----------
                                                                  3,169,338
                                                                -----------
INTEGRATED TELECOMMUNICATION SERVICES -- 2.4%
AT&T, Inc.                                          24,512          966,508
Citizens Communications Co.                         14,100          210,795
Embarq Corp.                                        13,800          777,630
General Communication, Inc. Class A(e)              16,100          225,400
                                                                -----------
                                                                  2,180,333
                                                                -----------
INVESTMENT BANKING & BROKERAGE -- 2.2%
Charles Schwab Corp. (The)                          39,770          727,393
Goldman Sachs Group, Inc. (The)                      4,500          929,835
Lehman Brothers Holdings, Inc.                       4,100          287,287
                                                                -----------
                                                                  1,944,515
                                                                -----------
IT CONSULTING & OTHER SERVICES -- 0.3%
SYKES Enterprises, Inc.(e)                          16,350          298,224

LIFE & HEALTH INSURANCE -- 0.9%
MetLife, Inc.                                       13,200          833,580

LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Kendle International, Inc.(e)                        4,900          174,048
Waters Corp.(e)                                      1,750          101,500
                                                                -----------
                                                                    275,548
                                                                -----------
MANAGED HEALTH CARE -- 2.2%
Aetna, Inc.                                          2,000           87,580
CIGNA Corp.                                          2,550          363,783
UnitedHealth Group, Inc.                             3,224          170,775
WellCare Health Plans, Inc.(e)                      14,250        1,214,813
WellPoint, Inc.(e)                                   1,200           97,320
                                                                -----------
                                                                  1,934,271

MOVIES & ENTERTAINMENT -- 0.8%
Marvel Entertainment, Inc.(e)                        6,900          191,475
News Corp. Class A                                   9,200          212,704


                                                   Shares          Value
                                                   -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
MOVIES & ENTERTAINMENT (CONTINUED)
Walt Disney Co. (The)                                8,400      $   289,212
                                                                -----------
                                                                    693,391
                                                                -----------
MULTI-LINE INSURANCE -- 0.9%
Assurant, Inc.                                      11,400          611,382
Genworth Financial, Inc. Class A                     5,000          174,700
                                                                -----------
                                                                    786,082
                                                                -----------
MULTI-UTILITIES -- 1.2%
OGE Energy Corp.                                     6,900          267,720
PG&E Corp.                                           7,500          362,025
Xcel Energy, Inc.                                   17,400          429,606
                                                                -----------
                                                                  1,059,351
                                                                -----------
OFFICE REITS -- 0.1%
Ps Business Parks, Inc.                              1,800          126,936

OFFICE SERVICES & SUPPLIES -- 0.2%
Knoll, Inc.                                          6,400          152,512

OIL & GAS DRILLING -- 0.2%
Parker Drilling Co.(e)                              20,400          191,556

OIL & GAS EQUIPMENT & SERVICES -- 0.1%
Schlumberger Ltd.                                    1,800          124,380

OIL & GAS EXPLORATION & PRODUCTION -- 0.1%
Swift Energy Co.(e)                                  3,000          125,310

OIL & GAS REFINING & MARKETING -- 1.3%
Tesoro Corp.                                         6,800          682,924
Valero Energy Corp.                                  8,050          519,144
                                                                -----------
                                                                  1,202,068
                                                                -----------
OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
General Maritime Corp.                               4,095          118,264

OTHER DIVERSIFIED FINANCIAL SERVICES -- 2.4%
Bank of America Corp.                               12,600          642,852
Citigroup, Inc.                                     19,500        1,001,130
JPMorgan Chase & Co.                                 9,800          474,124
                                                                -----------
                                                                  2,118,106
                                                                -----------
PACKAGED FOODS & MEATS -- 1.0%
Campbell Soup Co.                                   17,200          669,940
Chiquita Brands International, Inc.                 13,250          185,765
                                                                -----------
                                                                    855,705
                                                                -----------
PAPER PACKAGING -- 0.4%
Rock-Tenn Co. Class A                               10,100          335,320

PAPER PRODUCTS -- 0.3%
Buckeye Technologies, Inc.(e)                       18,600          241,428

                             PHOENIX INSIGHT FUNDS
                                 BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares          Value
                                                   -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)

PERSONAL PRODUCTS -- 0.3%
Prestige Brands Holdings, Inc.(e)                   18,800      $   222,780

PHARMACEUTICALS -- 3.4%
King Pharmaceuticals, Inc.(e)                       44,250          870,397
Merck & Co., Inc.                                   17,450          770,767
Mylan Laboratories, Inc.                            16,400          346,696
Pfizer, Inc.                                        36,600          924,516
Schering-Plough Corp.                                4,700          119,897
                                                                -----------
                                                                  3,032,273
                                                                -----------
PROPERTY & CASUALTY INSURANCE -- 1.5%
American Physicians Capital, Inc.(e)                 4,600          184,368
Berkley (W.R.) Corp.                                23,050          763,416
LandAmerica Financial Group, Inc.                    2,980          220,252
Safety Insurance Group, Inc.                         2,800          112,336
SeaBright Insurance Holdings, Inc.(e)                5,000           92,000
                                                                -----------
                                                                  1,372,372
                                                                -----------
PUBLISHING -- 0.4%
Belo Corp. Class A                                   9,800          182,966
McGraw-Hill Cos., Inc. (The)                         2,100          132,048
                                                                -----------
                                                                    315,014
                                                                -----------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group, Inc. Class A(e)              1,800           61,524

REGIONAL BANKS -- 1.1%
Chemical Financial Corp.                             6,000          178,740
Citizens Banking Corp.                               7,752          171,784
First Regional Bancorp(e)                            1,600           47,520
Nara Bancorp, Inc.                                  10,002          175,135
Pacific Capital Bancorp                              4,156          133,491
United Bankshares, Inc.                              8,447          295,898
                                                                -----------
                                                                  1,002,568
                                                                -----------
RESTAURANTS -- 0.1%
Yum! Brands, Inc.                                    2,240          129,382

RETAIL REITS -- 0.1%
Pennsylvania Real Estate Investment Trust            2,300          101,959

SEMICONDUCTOR EQUIPMENT -- 1.3%
Applied Materials, Inc.                             17,450          319,684
Lam Research Corp.(e)                               13,400          634,356
Novellus Systems, Inc.(e)                            2,850           91,257
Photronics, Inc.(e)                                  7,600          118,180
                                                                -----------
                                                                  1,163,477
                                                                -----------
SEMICONDUCTORS -- 0.6%
AMIS Holdings, Inc.(e)                              23,900          261,705
Intel Corp.                                         10,670          204,117
NVIDIA Corp.(e)                                      2,100           60,438
                                                                -----------
                                                                    526,260
                                                                -----------


                                                   Shares          Value
                                                   -------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)

SOFT DRINKS -- 0.3%
Pepsi Bottling Group, Inc. (The)                     8,650      $   275,849

SPECIALIZED FINANCE -- 0.4%
Moody's Corp.                                        5,600          347,536

SPECIALIZED REITS -- 0.7%
Ashford Hospitality Trust, Inc.                     22,200          265,068
Entertainment Properties Trust                       3,050          183,762
Winston Hotels, Inc.                                10,300          154,809
                                                                -----------
                                                                    603,639
                                                                -----------
SPECIALTY STORES -- 0.1%
Office Depot, Inc.(e)                                3,450          121,233

STEEL -- 0.4%
United States Steel Corp.                            3,700          366,929

SYSTEMS SOFTWARE -- 1.4%
Microsoft Corp.                                     10,490          292,356
Oracle Corp.(e)                                     50,530          916,109
                                                                -----------
                                                                  1,208,465
                                                                -----------
TECHNOLOGY DISTRIBUTORS -- 1.0%
Agilysys, Inc.                                       9,597          215,645
Arrow Electronics, Inc.(e)                           5,500          207,625
Avnet, Inc.(e)                                      11,900          430,066
                                                                -----------
                                                                    853,336
                                                                -----------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Webster Financial Corp.                              2,960          142,110

TIRES & RUBBER -- 0.4%
Goodyear Tire & Rubber Co. (The)(e)                 10,500          327,495

TOBACCO -- 1.1%
Loews Corp. - Carolina Group                        11,500          869,515
UST, Inc.                                            2,300          133,354
                                                                -----------
                                                                  1,002,869
                                                                -----------
TRUCKING -- 0.4%
Dollar Thrifty Automotive Group, Inc.(e)             5,530          282,251
Hunt (J.B.) Transport Services, Inc.                 3,850          101,024
                                                                -----------
                                                                    383,275
                                                                -----------
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $46,181,386)                                 55,296,742
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS(d) -- 2.4%

IT CONSULTING & OTHER SERVICES -- 0.8%
Accenture Ltd. Class A (United States)              17,900          689,866


PACKAGED FOODS & MEATS -- 0.3%
Unilever N.V. (Netherlands)                          8,200          239,604

                             PHOENIX INSIGHT FUNDS
                                 BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares          Value
                                                   -------      -----------
FOREIGN COMMON STOCKS (CONTINUED)

PHARMACEUTICALS -- 0.6%
AstraZeneca plc Sponsored ADR
  (United Kingdom)                                  10,100      $   541,865

PROPERTY & CASUALTY INSURANCE -- 0.2%
United America Indemnity Ltd.
  Class A (United States)(e)                         7,700          178,640

REINSURANCE -- 0.5%
Arch Capital Group Ltd.
  (United States)(e)                                 7,400          504,754
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,982,168)                                   2,154,729
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Long Term Investments--99.2%
   (Identified Cost $79,446,154)                                 88,583,914
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.9%
MONEY MARKET MUTUAL FUNDS -- 0.9%
AIM Short-Term Investments Liquid
  Assets Portfolio (seven day
  effective yield 5.25%)                           792,294          792,294
Goldman Sachs Financial Square
  Money Market Portfolio (seven
  day effective yield 5.19%)                        38,902           38,902
                                                                -----------
                                                                    831,196
                                                                -----------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $831,196)                                       831,196
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.1%
   (Identified cost $80,277,350)                                 89,415,110(a)

OTHER ASSETS & LIABILITIES, NET -- (0.1%)                           (48,091)
                                                                -----------
NET ASSETS -- 100.0%                                            $89,367,019
                                                                ===========


----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,118,390 and gross depreciation of $1,021,402 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $80,318,122.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $6,635 or 0% of net assets.
(c) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Non-income producing.
(f) The par value is less than $1,000.

                             PHOENIX INSIGHT FUNDS
                               CORE EQUITY FUNDS
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares          Value
                                                   -------     ------------
DOMESTIC COMMON STOCKS -- 93.9%
AEROSPACE & DEFENSE -- 5.0%
Boeing Co. (The)                                    25,000     $  2,222,750
General Dynamics Corp.                              48,200        3,682,480
United Technologies Corp.                           30,900        2,008,500
                                                               ------------
                                                                  7,913,730
                                                               ------------
APPLICATION SOFTWARE -- 2.4%
BEA Systems, Inc.(b)                               102,450        1,187,396
Cadence Design Systems, Inc.(b)                    121,850        2,566,161
                                                               ------------
                                                                  3,753,557
                                                               ------------
ASSET MANAGEMENT & CUSTODY BANKS -- 0.8%
SEI Investments Co.                                 20,900        1,258,807

BIOTECHNOLOGY -- 1.2%
Gilead Sciences, Inc.(b)                            25,100        1,920,150

BROADCASTING & CABLE TV -- 2.8%
Comcast Corp. Class A(b)                           166,350        4,316,783


COMMUNICATIONS EQUIPMENT -- 1.2%
Cisco Systems, Inc.(b)                              74,200        1,894,326

COMPUTER HARDWARE -- 3.5%
Apple, Inc.(b)                                       9,600          891,936
Hewlett-Packard Co.                                113,950        4,573,953
                                                               ------------
                                                                  5,465,889
                                                               ------------
COMPUTER STORAGE & PERIPHERALS -- 2.0%
QLogic Corp.(b)                                    156,600        2,662,200
Western Digital Corp.(b)                            27,300          458,913
                                                               ------------
                                                                  3,121,113
                                                               ------------
DEPARTMENT STORES -- 4.2%
Federated Department Stores, Inc.                  111,300        5,014,065
Kohl's Corp.(b)                                     21,200        1,624,132
                                                               ------------
                                                                  6,638,197
                                                               ------------
DIVERSIFIED BANKS -- 6.8%
U.S. Bancorp                                        82,300        2,878,031
Wachovia Corp.                                      50,250        2,766,262
Wells Fargo & Co.                                  147,300        5,071,539
                                                               ------------
                                                                 10,715,832
                                                               ------------
DIVERSIFIED METALS & MINING -- 0.6%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia)(c)                                    13,936          922,424

ELECTRIC UTILITIES -- 3.1%
FirstEnergy Corp.                                   59,400        3,934,656
Southern Co. (The)                                  25,530          935,675
                                                               ------------
                                                                  4,870,331
                                                               ------------
FERTILIZERS & AGRICULTURAL CHEMICALS -- 1.0%
Monsanto Co.                                        27,300        1,500,408

FOOD RETAIL -- 3.6%
Kroger Co. (The)                                   200,350        5,659,888



                                                   Shares          Value
                                                   -------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
GAS UTILITIES -- 1.1%
Atmos Energy Corp.                                  20,800     $    650,624
ONEOK, Inc.                                         23,600        1,062,000
                                                               ------------
                                                                  1,712,624
                                                               ------------
HEALTH CARE DISTRIBUTORS -- 0.9%
McKesson Corp.                                      24,700        1,445,938

HEALTH CARE TECHNOLOGY -- 0.7%
Cerner Corp.(b)                                     21,500        1,170,675

HOUSEHOLD PRODUCTS -- 2.2%
Kimberly-Clark Corp.                                34,400        2,356,056
Procter & Gamble Co. (The)                          16,740        1,057,298
                                                               ------------
                                                                  3,413,354
                                                               ------------
HYPERMARKETS & SUPER CENTERS -- 1.4%
Costco Wholesale Corp.                              39,900        2,148,216

INDUSTRIAL CONGLOMERATES -- 1.1%
General Electric Co.                                47,952        1,695,583

INDUSTRIAL GASES -- 0.7%
Praxair, Inc.                                       17,700        1,114,392

INDUSTRIAL MACHINERY -- 1.3%
Danaher Corp.                                       29,500        2,107,775

INTEGRATED OIL & GAS -- 7.1%
Chevron Corp.                                       11,200          828,352
Exxon Mobil Corp.                                   84,390        6,367,226
Marathon Oil Corp.                                  39,975        3,950,729
                                                               ------------
                                                                 11,146,307
                                                               ------------
INTEGRATED TELECOMMUNICATION SERVICES -- 3.3%
AT&T, Inc.                                         131,480        5,184,256

INVESTMENT BANKING & BROKERAGE -- 0.5%
Charles Schwab Corp. (The)                          40,100          733,429

LIFE & HEALTH INSURANCE -- 4.7%
MetLife, Inc.                                       67,450        4,259,467
Nationwide Financial Services, Inc.
  Class A                                           58,300        3,140,038
                                                               ------------
                                                                  7,399,505
                                                               ------------
MANAGED HEALTH CARE -- 0.5%
WellPoint, Inc.(b)                                  10,200          827,220

MOVIES & ENTERTAINMENT -- 1.3%
Walt Disney Co. (The)                               61,100        2,103,673

MULTI-LINE INSURANCE -- 1.9%
American Financial Group, Inc.                      40,150        1,366,706
Genworth Financial, Inc. Class A                    47,200        1,649,168
                                                               ------------
                                                                  3,015,874
                                                               ------------

                             PHOENIX INSIGHT FUNDS
                               CORE EQUITY FUNDS
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Shares          Value
                                                   -------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
MULTI-UTILITIES -- 4.7%
Dominion Resources, Inc.                            37,500     $  3,328,875
PG&E Corp.                                          37,600        1,814,952
Xcel Energy, Inc.                                   89,250        2,203,582
                                                               ------------
                                                                  7,347,409
                                                               ------------
OIL & GAS REFINING & MARKETING -- 1.2%
Valero Energy Corp.                                 28,900        1,863,761

OTHER DIVERSIFIED FINANCIAL SERVICES -- 8.4%
Bank of America Corp.                              113,750        5,803,525
Citigroup, Inc.                                     61,000        3,131,740
JPMorgan Chase & Co.                                87,300        4,223,574
                                                               ------------
                                                                 13,158,839
                                                               ------------
PACKAGED FOODS & MEATS -- 3.0%
General Mills, Inc.                                 81,200        4,727,464

PHARMACEUTICALS -- 2.9%
King Pharmaceuticals, Inc.(b)                      124,200        2,443,014
Merck & Co., Inc.                                   45,800        2,022,986
                                                               ------------
                                                                  4,466,000
                                                               ------------
PROPERTY & CASUALTY INSURANCE -- 0.6%
Berkley (W.R.) Corp.                                29,700          983,664

PUBLISHING -- 0.8%
McGraw-Hill Cos., Inc. (The)                        19,700        1,238,736

SEMICONDUCTOR EQUIPMENT -- 3.1%
Lam Research Corp.(b)                               18,900          894,726
Novellus Systems, Inc.(b)                          123,100        3,941,662
                                                               ------------
                                                                  4,836,388
                                                               ------------
SEMICONDUCTORS -- 0.8%
NVIDIA Corp.(b)                                     44,900        1,292,222

THRIFTS & MORTGAGE FINANCE -- 1.5%
Washington Mutual, Inc.                             57,900        2,338,002
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
   (Identified cost $123,057,228)                               147,422,741
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c) -- 4.7%

AUTOMOBILE MANUFACTURERS -- 1.7%
Toyota Motor Corp. Sponsored ADR (Japan)            20,000        2,563,200

PHARMACEUTICALS -- 2.5%
AstraZeneca plc Sponsored ADR (United Kingdom)      19,000        1,019,350
Novartis AG ADR (Switzerland)                       53,900        2,944,557
                                                               ------------
                                                                  3,963,907
                                                               ------------


                                                   Shares          Value
                                                   -------     ------------
FOREIGN COMMON STOCKS (CONTINUED)

REINSURANCE -- 0.5%
Arch Capital Group Ltd.
  (United States)(b)                                12,000     $    818,520
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $7,252,841)                                   7,345,627
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Long Term Investments--98.6%
   (Identified Cost $130,310,069)                               154,768,368
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.7%
MONEY MARKET MUTUAL FUNDS -- 1.7%
AIM Short-Term Investments Liquid
  Assets Portfolio (seven day
  effective yield 5.25%)                         2,503,037        2,503,037
Dreyfus Cash Management Plus #719
  (seven day effective yield 5.15%)                     15               15
Goldman Sachs Financial Square Money
  Market Portfolio (seven day
  effective yield 5.19%)                           167,199          167,199
                                                               ------------
                                                                  2,670,251
                                                               ------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (Identified cost $2,670,251)                                   2,670,251
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.3%
   (Identified cost $132,980,320)                               157,438,619(a)

OTHER ASSETS & LIABILITIES, NET -- (0.3%)                          (529,691)
                                                               ------------
NET ASSETS -- 100.0%                                           $156,908,928
                                                               ============

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,718,044 and gross depreciation of $1,469,935 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $133,190,510.
(b) Non-income producing security.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

                             PHOENIX INSIGHT FUNDS
                             EMERGING MARKETS FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------     ------------
FOREIGN COMMON STOCKS(c) -- 92.5%
BRAZIL -- 13.7%
Banco Bradesco SA (Regional Banks)                 162,928     $  3,277,855
Banco Itau Holding Financieira SA ADR
  (Diversified Banks)                               79,400        2,764,708
Cia Vale do Rio Doce ADR (Steel)                    93,100        3,443,769
Itausa Investmentos SA (Industrial
  Conglomerates)                                 1,474,700        8,231,350
Porto Seguro SA (Property & Casualty
  Insurance)                                        98,400        3,247,682
Souza Cruz SA (Tobacco)                            337,200        6,792,118
Tractebel Energia SA (Electric
  Utilities)                                       405,300        3,540,941
                                                               ------------
                                                                 31,298,423
                                                               ------------
CHILE -- 1.8%
Banco Santander Chile ADR
  (Diversified Banks)                               31,300        1,560,931
Banco Santander Chile SA
  (Diversified Banks)                            5,565,200          266,581
Inversiones Aguas Metropolitanas
  SA ADR (Water Utilities)(b)                       90,500        2,179,991
                                                               ------------
                                                                  4,007,503
                                                               ------------
CHINA -- 0.5%
China Mobile Ltd. (Wireless
  Telecommunication Services)                      127,900        1,163,025

EGYPT -- 1.2%
MobiNil (Wireless Telecommunication
  Services)                                         97,533        2,696,422

HONG KONG -- 0.3%
Hopson Development Holdings Ltd.
  (Real Estate Management & Development)           241,300          605,914

INDIA -- 15.0%
Bharti Airtel Ltd. (Integrated
  Telecommunication Services)(b)                   358,000        6,291,872
Cipla Ltd. (Pharmaceuticals)                       333,550        1,817,201
HDFC Bank Ltd. ADR (Diversified Banks)              43,200        2,784,240
HDFC Banking Ltd. (Diversified Banks)              147,650        3,241,234
Housing Development Finance Corp. Ltd.
  (Consumer Finance)                               227,650        7,960,024
ICICI Bank Ltd. Sponsored ADR
  (Diversified Banks)                               85,000        3,123,750
Jammu & Kashmir Bank Ltd. (Regional Banks)         139,272        2,060,803
Nestle India Ltd. (Packaged Foods & Meats)          91,150        1,959,730
Reliance Communications Ltd. (Integrated
  Telecommunication Services)(b)                   501,829        4,859,538
                                                               ------------
                                                                 34,098,392
                                                               ------------
INDONESIA -- 5.7%
Bank Rakyat Indonesia (Regional Banks)           7,115,000        3,937,616



                                                  Shares           Value
                                                ----------     ------------
FOREIGN COMMON STOCKS (CONTINUED)
INDONESIA (CONTINUED)
Telekomunikasi Indonesia Tbk PT
  (Integrated Telecommunication Services)        6,347,700     $  6,852,038
Unilever Indonesia Tbk PT (Personal Products)    3,569,000        2,229,403
                                                               ------------
                                                                 13,019,057
                                                               ------------
MALAYSIA -- 6.0%
British American Tobacco Malaysia Berhad
  (Tobacco)                                        376,600        5,010,441
Genting Berhad (Casinos & Gaming)                  430,600        4,950,499
Tanjong plc (Casinos & Gaming)                     845,700        3,791,280
                                                               ------------
                                                                 13,752,220
                                                               ------------
MEXICO -- 12.2%
America Movil S.A. de C.V. ADR Series L
  (Wireless Telecommunication Services)            146,070        6,980,685
America Movil S.A. de C.V. Series L
  (Wireless Telecommunication Services)            868,811        2,073,986
Coca-Cola Femsa S.A.B. de C.V.
  Sponsored ADR (Soft Drinks)                       88,650        3,202,038
Consorcio ARA S.A.B. de C.V. (Homebuilding)        206,500          355,446
Fomento Economico Mexicano S.A.B. de C.V.
  Sponsored ADR (Soft Drinks)                       21,950        2,423,060
Grupo Modelo S.A.B. de C.V. Series C (Brewers)   1,787,225        9,156,123
Urbi Desarrollos Urbanos S.A. de C.V.
  (Homebuilding)(b)                                199,300          824,229
Wal-Mart de Mexico S.A.B. de C.V. Series V
  (General Merchandise Stores)                     632,900        2,702,292
                                                               ------------
                                                                 27,717,859
                                                               ------------
SINGAPORE -- 2.2%
SIA Engineering Co. Ltd. (Airport Services)        776,500        2,405,530
Singapore Airport Terminal Services Ltd.
  (Airport Services)                             1,453,500        2,634,627
                                                               ------------
                                                                  5,040,157
                                                               ------------
SOUTH AFRICA -- 9.6%
Massmart Holdings  Ltd. (General Merchandise
  Stores)                                          256,173        2,978,592
Medi-Clinic Corp. Ltd. (Health Care Services)      100,252          346,864
Network Healthcare Holdings Ltd. (Health
  Care Services)(b)                              1,998,125        3,814,740
Remgro Ltd. (Industrial Conglomerates)             292,250        7,291,647
SABMiller plc (Brewers)                            142,375        3,123,438
Standard Bank Group Ltd. (Diversified Banks)       297,100        4,373,875
                                                               ------------
                                                                 21,929,156
                                                               ------------
SOUTH KOREA -- 15.4%
Amorepacific Corp. (Personal Products)               5,413        2,980,372
Daegu Bank (Regional Banks)                        147,900        2,688,234

                             PHOENIX INSIGHT FUNDS
                             EMERGING MARKETS FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------     ------------
FOREIGN COMMON STOCKS (CONTINUED)
SOUTH KOREA (CONTINUED)
Hana Financial Group, Inc. (Regional Banks)         71,447     $  3,698,415
Kangwon Land, Inc. (Casinos & Gaming)              126,930        2,381,287
Kookmin Bank (Diversified Banks)                    12,300        1,103,444
KT&G Corp. (Tobacco)                               113,981        7,450,926
Lotte Chilsung Beverage Co. Ltd. (Soft Drinks)       2,070        2,642,506
Lotte Confectionary Co. Ltd. (Packaged Foods &
  Meats)                                             2,341        2,998,411
S1 Corp. (Diversified Commercial & Professional
  Services)                                        160,910        6,465,134
Yuhan Corp. (Pharmaceuticals)                       17,608        2,760,608
                                                               ------------
                                                                 35,169,337
                                                               ------------
SPAIN -- 2.3%
Banco Bilbao Vizcaya Argentaria S.A.
  (Diversified Banks)                              217,900        5,350,061

TAIWAN -- 2.3%
Taiwan Secom Co. Ltd. (Diversified Commercial &
  Professional Services)                           282,000          450,798
Taiwan Semiconductor Manufacturing Co. Ltd.
  (Semiconductors)                               2,284,796        4,688,071
                                                               ------------
                                                                  5,138,869
                                                               ------------
THAILAND -- 1.0%
Thai Beverage PCL (Brewers)                     13,641,500        2,202,925

TURKEY -- 0.0%
Akbank T.A.S. (Regional Banks)                           1                7
Haci Omer Sabanci Holding AS (Multi-Sector
  Holdings)                                              3               12
                                                               ------------
                                                                         19
                                                               ------------
UNITED KINGDOM -- 3.3%
British American Tobacco plc (Tobacco)             237,600        7,429,528
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $183,494,888)                                210,618,867
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS(c) -- 2.8%
BRAZIL -- 2.8%
AES Tiete SA Pfd. 6.92% (Electric Utilities)       109,090        3,441,659



                                                  Shares           Value
                                                ----------     ------------
FOREIGN PREFERRED STOCKS (CONTINUED)
BRAZIL (CONTINUED)
Eletropaulo Metropolitana de Sao Paulo
  SA Pfd. 0% (Electric Utilities)               64,800,000     $  3,019,366
                                                               ------------
                                                                  6,461,025
                                                               ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
   (Identified cost $5,648,299)                                   6,461,025
--------------------------------------------------------------------------------
FOREIGN PARTICIPATION NOTES(c) -- 3.3%

INDIA -- 3.3%
CLSA Financial Products Ltd. - Bharti
  Airtel Ltd. Strike price 0.000001
  Indian Rupee expiration date 5/31/10
  (Broadcasting & Cable TV)(b)                     263,000        4,621,436
CLSA Financial Products Ltd. - HDFC Bank
  Ltd. Strike price 0.000001 Indian Rupee
  expiration date 6/28/10 (Diversified
  Banks)(b)                                         50,563        1,109,757
CLSA Financial Products Ltd. - ICICI Bank Ltd.
  Strike price 0.000001 Indian Rupee expiration
  date 5/10/10 (Diversified Banks)                  91,500        1,796,145
                                                               ------------
                                                                  7,527,338
                                                               ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN PARTICIPATION NOTES
  (Identified cost $6,317,043)                                    7,527,338
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Long Term Investments--98.6%
  (Identified Cost $195,460,230)                                224,607,230
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%
MONEY MARKET MUTUAL FUNDS -- 0.3%
BlackRock Liquidity Funds TempCash Portfolio
  (seven day effective yield 5.22%)                271,198          271,198
BlackRock Liquidity Funds TempFund Portfolio
  (seven day effective yield 5.20%)                271,198          271,198
                                                               ------------
                                                                    542,396
                                                               ------------



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----      -----------
COMMERCIAL PAPER -- 1.2%
International Lease Finance Corp.
    5.400%                   4/2/07                $ 2,770      $ 2,769,584

                             PHOENIX INSIGHT FUNDS
                             EMERGING MARKETS FUNDS
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $3,311,980)                                    3,311,980
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.1%
  (Identified cost $198,772,210)                                227,919,210(a)

OTHER ASSETS & LIABILITIES, NET -- (0.1%)                          (199,785)
                                                               ------------
NET ASSETS -- 100.0%                                           $227,719,425
                                                               ============



----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $31,390,646 and gross depreciation of $2,898,994 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $199,427,558.
(b) Non-income producing security.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D in the Notes to Schedules of Investments.

                             PHOENIX INSIGHT FUNDS
                                  EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------     ------------
DOMESTIC COMMON STOCKS -- 95.4%

AEROSPACE & DEFENSE -- 0.4%
Northrop Grumman Corp.                              16,600     $  1,232,052

APPAREL RETAIL -- 0.7%
American Eagle Outfitters, Inc.                     66,800        2,003,332

ASSET MANAGEMENT & CUSTODY BANKS -- 1.6%
Northern Trust Corp.                                79,800        4,799,172

AUTOMOBILE MANUFACTURERS -- 1.0%
General Motors Corp.                               103,700        3,177,368

COMMODITY CHEMICALS -- 2.3%
Celanese Corp. Series A                            131,100        4,043,124
Lyondell Chemical Co.                               96,600        2,895,102
                                                               ------------
                                                                  6,938,226
                                                               ------------

COMMUNICATIONS EQUIPMENT -- 1.1%
Cisco Systems, Inc.(b)                             128,900        3,290,817

COMPUTER HARDWARE -- 3.5%
Hewlett-Packard Co.                                264,100       10,600,974

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.5%
PACCAR, Inc.                                        20,900        1,534,060

DEPARTMENT STORES -- 1.6%
Federated Department Stores, Inc.                   49,500        2,229,975
Kohl's Corp.(b)                                     33,400        2,558,774
                                                               ------------
                                                                  4,788,749
                                                               ------------
DIVERSIFIED BANKS -- 4.8%
U.S. Bancorp                                       272,000        9,511,840
Wachovia Corp.                                      93,621        5,153,836
                                                               ------------
                                                                 14,665,676
                                                               ------------
DIVERSIFIED METALS & MINING -- 0.5%
Freeport-McMoRan Copper & Gold,
  Inc. (Indonesia)(c)                               24,523        1,623,177

ELECTRIC UTILITIES -- 0.7%
FPL Group, Inc.                                     37,200        2,275,524

FOOD RETAIL -- 2.1%
Kroger Co. (The)                                   223,900        6,325,175

GAS UTILITIES -- 2.7%
ONEOK, Inc.                                        185,500        8,347,500

GENERAL MERCHANDISE STORES -- 1.3%
Big Lots, Inc.(b)                                  122,700        3,838,056

HEALTH CARE DISTRIBUTORS -- 0.8%
AmerisourceBergen Corp.                             46,700        2,463,425



                                                  Shares           Value
                                                ----------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS -- 1.2%
Colgate-Palmolive Co.                               55,500     $  3,706,845

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.3%
TXU Corp.                                           63,700        4,083,170

INDUSTRIAL CONGLOMERATES -- 0.9%
General Electric Co.                                79,600        2,814,656

INTEGRATED OIL & GAS -- 11.2%
Chevron Corp.                                       42,300        3,128,508
ConocoPhillips                                     117,210        8,011,304
Exxon Mobil Corp.                                  183,400       13,837,530
Marathon Oil Corp.                                  94,000        9,290,020
                                                               ------------
                                                                 34,267,362
                                                               ------------
INTEGRATED TELECOMMUNICATION SERVICES -- 4.9%
AT&T, Inc.                                         275,487       10,862,452
Embarq Corp.                                        70,100        3,950,135
                                                               ------------
                                                                 14,812,587
                                                               ------------
INVESTMENT BANKING & BROKERAGE -- 4.5%
Charles Schwab Corp. (The)                         120,700        2,207,603
Goldman Sachs Group, Inc. (The)                     42,100        8,699,123
Morgan Stanley                                      33,800        2,662,088
                                                               ------------
                                                                 13,568,814
                                                               ------------

LIFE & HEALTH INSURANCE -- 2.4%
MetLife, Inc.                                      116,800        7,375,920

MANAGED HEALTH CARE -- 3.3%
CIGNA Corp.                                         21,200        3,024,392
Humana, Inc.(b)                                     56,150        3,257,823
WellCare Health Plans, Inc.(b)                      45,800        3,904,450
                                                               ------------
                                                                 10,186,665
                                                               ------------
MOVIES & ENTERTAINMENT -- 2.1%
News Corp. Class A                                 135,200        3,125,824
Walt Disney Co. (The)                               94,700        3,260,521
                                                               ------------
                                                                  6,386,345
                                                               ------------
MULTI-LINE INSURANCE -- 2.7%
Assurant, Inc.                                     105,500        5,657,965
Genworth Financial, Inc. Class A                    69,600        2,431,824
                                                               ------------
                                                                  8,089,789
                                                               ------------
MULTI-UTILITIES -- 4.4%
OGE Energy Corp.                                    58,100        2,254,280
PG&E Corp.                                         109,500        5,285,565
Sempra Energy                                       56,700        3,459,267
Xcel Energy, Inc.                                  100,700        2,486,283
                                                               ------------
                                                                 13,485,395
                                                               ------------
OIL & GAS REFINING & MARKETING -- 3.4%
Tesoro Corp.                                        49,700        4,991,371
Valero Energy Corp.                                 83,100        5,359,119
                                                               ------------
                                                                 10,350,490
                                                               ------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 8.8%
Bank of America Corp.                              175,900        8,974,418

                             PHOENIX INSIGHT FUNDS
                                  EQUITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
OTHER DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc.                                    189,590     $  9,733,551
JPMorgan Chase & Co.                               167,200        8,089,136
                                                               ------------
                                                                 26,797,105
                                                               ------------
PACKAGED FOODS & MEATS -- 2.4%
Campbell Soup Co.                                   59,100        2,301,945
Unilever N.V.                                      173,700        5,075,514
                                                               ------------
                                                                  7,377,459
                                                               ------------
PHARMACEUTICALS -- 4.9%
King Pharmaceuticals, Inc.(b)                      210,800        4,146,436
Merck & Co., Inc.                                   99,500        4,394,915
Pfizer, Inc.                                       255,100        6,443,826
                                                               ------------
                                                                 14,985,177
                                                               ------------
PROPERTY & CASUALTY INSURANCE -- 3.2%
Allstate Corp. (The)                                57,600        3,459,456
Berkley (W.R.) Corp.                               126,275        4,182,228
Chubb Corp. (The)                                   41,000        2,118,470
                                                               ------------
                                                                  9,760,154
                                                               ------------

SEMICONDUCTOR EQUIPMENT -- 0.7%
Lam Research Corp.(b)                               44,000        2,082,960

STEEL -- 3.0%
Nucor Corp.                                         52,200        3,399,786
United States Steel Corp.                           56,500        5,603,105
                                                               ------------
                                                                  9,002,891
                                                               ------------

SYSTEMS SOFTWARE -- 0.8%
Oracle Corp.(b)                                    130,300        2,362,339

TECHNOLOGY DISTRIBUTORS -- 1.4%
Ingram Micro, Inc. Class A(b)                      220,500        4,257,855

TOBACCO -- 2.3%
Altria Group, Inc.                                  53,900        4,732,959
Loews Corp. - Carolina Group                        30,200        2,283,422
                                                               ------------
                                                                  7,016,381
                                                               ------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $224,969,092)                                290,673,642
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c) -- 3.3%

PHARMACEUTICALS -- 1.1%
AstraZeneca plc Sponsored ADR
  (United Kingdom)                                  64,400        3,455,060


PROPERTY & CASUALTY INSURANCE -- 0.5%
ACE Ltd. (United States)                            24,900        1,420,794


REINSURANCE -- 1.7%
Arch Capital Group Ltd. (United
  States)(b)                                        76,300        5,204,423

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $10,026,097)                                  10,080,277
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Long Term Investments--98.7%
  (Identified Cost $234,995,189)                                300,753,919
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%
MONEY MARKET MUTUAL FUNDS -- 1.5%
AIM Short-Term Investments
  Liquid Assets Portfolio
  (seven day effective yield
  5.25%)                                         4,241,137     $  4,241,137
Dreyfus Cash Management Plus
  #719 (seven day effective
  yield 5.15%)                                           2                2
Goldman Sachs Financial Square
  Money Market Portfolio (seven
  day effective yield 5.19%)                       350,491          350,491
                                                               ------------
                                                                  4,591,630
                                                               ------------
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $4,591,630)                                    4,591,630
---------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.2%
  (Identified cost $239,586,819)                                305,345,549(a)

OTHER ASSETS & LIABILITIES, NET -- (0.2%)                          (667,894)
                                                               ------------
NET ASSETS -- 100.0%                                           $304,677,655
                                                               ============

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $67,399,856 and gross depreciation of $1,704,867 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $239,650,560.
(b) Non-income producing security.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D in the Notes to Schedules of Investments.

                             PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS -- 94.7%
ADVERTISING -- 0.2%
Interpublic Group of Cos., Inc. (The)(b)             2,300      $    28,313
Omnicom Group, Inc.                                    900           92,142
                                                                -----------
                                                                    120,455
                                                                -----------
AEROSPACE & DEFENSE -- 2.4%
Boeing Co. (The)                                     4,000          355,640
General Dynamics Corp.                               2,100          160,440
Goodrich Corp.                                         700           36,036
Honeywell International, Inc.                        4,100          188,846
L-3 Communications Holdings, Inc.                      600           52,482
Lockheed Martin Corp.                                1,800          174,636
Northrop Grumman Corp.                               1,800          133,596
Raytheon Co.                                         2,300          120,658
Rockwell Collins, Inc.                                 900           60,237
United Technologies Corp.                            5,100          331,500
                                                                -----------
                                                                  1,614,071
                                                                -----------
AGRICULTURAL PRODUCTS -- 0.2%
Archer-Daniels-Midland Co.                           3,300          121,110

AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide, Inc.                          800           38,200
FedEx Corp.                                          1,500          161,145
United Parcel Service, Inc. Class B                  5,400          378,540
                                                                -----------
                                                                    577,885
                                                                -----------
AIRLINES -- 0.1%
Southwest Airlines Co.                               4,200           61,740

ALUMINUM -- 0.2%
Alcoa, Inc.                                          4,400          149,160

APPAREL RETAIL -- 0.2%
Gap, Inc. (The)                                      2,800           48,188
Limited Brands, Inc.                                 1,800           46,908
TJX Cos., Inc. (The)                                 2,400           64,704
                                                                -----------
                                                                    159,800
                                                                -----------
APPAREL, ACCESSORIES & LUXURY GOODS -- 0.3%
Coach, Inc.(b)                                       1,900           95,095
Jones Apparel Group, Inc.                              600           18,438
Liz Claiborne, Inc.                                    500           21,425
Polo Ralph Lauren Corp.                                300           26,445
VF Corp.                                               500           41,310
                                                                -----------
                                                                    202,713
                                                                -----------
APPLICATION SOFTWARE -- 0.4%
Adobe Systems, Inc.(b)                               2,900          120,930
Autodesk, Inc.(b)                                    1,200           45,120
Citrix Systems, Inc.(b)                                900           28,827
Compuware Corp.(b)                                   1,900           18,031
Intuit, Inc.(b)                                      1,800           49,248
                                                                -----------
                                                                    262,156
                                                                -----------
ASSET MANAGEMENT & CUSTODY BANKS -- 1.1%
Ameriprise Financial, Inc.                           1,280           73,139
Bank of New York Co., Inc. (The)                     3,800          154,090
Federated Investors, Inc. Class B                      500           18,360



                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
ASSET MANAGEMENT & CUSTODY BANKS (CONTINUED)
Franklin Resources, Inc.                               800      $    96,664
Janus Capital Group, Inc.                            1,000           20,910
Legg Mason, Inc.                                       700           65,947
Mellon Financial Corp.                               2,000           86,280
Northern Trust Corp.                                 1,000           60,140
State Street Corp.                                   1,700          110,075
T. Rowe Price Group, Inc.                            1,400           66,066
                                                                -----------
                                                                    751,671
                                                                -----------
AUTO PARTS & EQUIPMENT -- 0.1%
Johnson Controls, Inc.                               1,000           94,620

AUTOMOBILE MANUFACTURERS -- 0.2%
Ford Motor Co.                                       9,900           78,111
General Motors Corp.                                 3,000           91,920
                                                                -----------
                                                                    170,031
                                                                -----------
AUTOMOTIVE RETAIL -- 0.1%
AutoNation, Inc.(b)                                    800           16,992
AutoZone, Inc.(b)                                      200           25,628
                                                                -----------
                                                                     42,620
                                                                -----------
BIOTECHNOLOGY -- 1.2%
Amgen, Inc.(b)                                       5,900          329,692
Biogen Idec, Inc.(b)                                 1,800           79,884
Celgene Corp.(b)                                     1,800           94,428
Genzyme Corp.(b)                                     1,400           84,028
Gilead Sciences, Inc.(b)                             2,400          183,600
MedImmune, Inc.(b)                                   1,300           47,307
                                                                -----------
                                                                    818,939
                                                                -----------
BREWERS -- 0.3%
Anheuser-Busch Cos., Inc.                            3,900          196,794
Molson Coors Brewing Co. Class B                       200           18,924
                                                                -----------
                                                                    215,718
                                                                -----------
BROADCASTING & CABLE TV -- 1.1%
CBS Corp. Class B                                    3,950          120,831
Clear Channel Communications,
  Inc                                                2,600           91,104
Comcast Corp. Class A(b)                            15,850          411,307
DIRECTV Group, Inc. (The)(b)                         4,100           94,587
Scripps (E.W.) Co. Class A                             400           17,872
                                                                -----------
                                                                    735,701
                                                                -----------
BUILDING PRODUCTS -- 0.2%
American Standard Cos., Inc.                           900           47,718
Masco Corp.                                          2,100           57,540
                                                                -----------
                                                                    105,258
                                                                -----------
CASINOS & GAMING -- 0.2%
Harrah's Entertainment, Inc.                           900           76,005
International Game Technology                        1,800           72,684
                                                                -----------
                                                                    148,689
                                                                -----------
COAL & CONSUMABLE FUELS -- 0.1%
Consol Energy, Inc.                                  1,000           39,130
Peabody Energy Corp.                                 1,400           56,336
                                                                -----------
                                                                     95,466
                                                                -----------

                             PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)

COMMERCIAL PRINTING -- 0.1%
Donnelley (R.R.) & Sons Co.                          1,100      $    40,249

COMMUNICATIONS EQUIPMENT -- 2.5%
ADC Telecommunications, Inc.(b)                        571            9,559
Avaya, Inc.(b)                                       2,400           28,344
Ciena Corp.(b)                                         400           11,180
Cisco Systems, Inc.(b)                              30,900          788,877
Corning, Inc.(b)                                     7,900          179,646
JDS Uniphase Corp.(b)                                1,137           17,316
Juniper Networks, Inc.(b)                            3,000           59,040
Motorola, Inc.                                      12,300          217,341
QUALCOMM, Inc.                                       8,400          358,344
Tellabs, Inc.(b)                                     2,300           22,770
                                                                -----------
                                                                  1,692,417
                                                                -----------
COMPUTER & ELECTRONICS RETAIL -- 0.2%
Best Buy Co., Inc.                                   2,050           99,876
Circuit City Stores, Inc.                              700           12,971
RadioShack Corp.                                       700           18,921
                                                                -----------
                                                                    131,768
                                                                -----------
COMPUTER HARDWARE -- 3.1%
Apple, Inc.(b)                                       4,300          399,513
Dell, Inc.(b)                                       11,500          266,915
Hewlett-Packard Co.                                 13,900          557,946
International Business Machines
  Corp.                                              7,600          716,376
NCR Corp.(b)                                           900           42,993
Sun Microsystems, Inc.(b)                           18,500          111,185
                                                                -----------
                                                                  2,094,928
                                                                -----------
COMPUTER STORAGE & PERIPHERALS -- 0.5%
EMC Corp.(b)                                        11,200          155,120
Lexmark International, Inc.
  Class A(b)                                           500           29,230
Network Appliance, Inc.(b)                           2,000           73,040
QLogic Corp.(b)                                        800           13,600
SanDisk Corp.(b)                                     1,200           52,560
                                                                -----------
                                                                    323,550
                                                                -----------

CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp.                                            400           35,888

CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co.                                   500           58,240

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.8%
Caterpillar, Inc.                                    3,300          221,199
Cummins, Inc.                                          200           28,944
Deere & Co.                                          1,200          130,368
PACCAR, Inc.                                         1,300           95,420
Terex Corp.(b)                                         500           35,880
                                                                -----------
                                                                    511,811
                                                                -----------

CONSUMER ELECTRONICS -- 0.0%
Harman International
  Industries, Inc.                                     300           28,824



                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
CONSUMER FINANCE -- 0.8%
American Express Co.                                 6,100      $   344,040
Capital One Financial Corp.                          1,996          150,618
SLM Corp.                                            2,000           81,800
                                                                -----------
                                                                    576,458
                                                                -----------
DATA PROCESSING & OUTSOURCED SERVICES -- 1.0%
Affiliated Computer Services,
  Inc. Class A(b)                                      500           29,440
Automatic Data Processing, Inc.                      2,800          135,520
Computer Sciences Corp.(b)                             900           46,917
Convergys Corp.(b)                                     700           17,787
Electronic Data Systems Corp.                        2,700           74,736
Fidelity National Information
  Services, Inc.                                       900           40,914
First Data Corp.                                     4,000          107,600
Fiserv, Inc.(b)                                        900           47,754
Paychex, Inc.                                        1,800           68,166
Sabre Holdings Corp. Class A                           700           22,925
Western Union Co. (The)                              4,000           87,800
                                                                -----------
                                                                    679,559
                                                                -----------
DEPARTMENT STORES -- 0.7%
Dillard's, Inc. Class A                                300            9,819
Federated Department Stores,
  Inc.                                               2,760          124,338
Kohl's Corp.(b)                                      1,700          130,237
Nordstrom, Inc.                                      1,200           63,528
Penney (J.C.) Co., Inc.                              1,100           90,376
Sears Holdings Corp.(b)                                400           72,064
                                                                -----------
                                                                    490,362
                                                                -----------
DISTILLERS & VINTNERS -- 0.1%
Brown-Forman Corp. Class B                             400           26,224
Constellation Brands, Inc.
  Class A(b)                                         1,100           23,298
                                                                -----------
                                                                     49,522
                                                                -----------

DISTRIBUTORS -- 0.1%
Genuine Parts Co.                                      900           44,100

DIVERSIFIED BANKS -- 2.2%
Comerica, Inc.                                         800           47,296
U.S. Bancorp                                         8,900          311,233
Wachovia Corp.                                       9,610          529,030
Wells Fargo & Co.                                   17,100          588,753
                                                                -----------
                                                                  1,476,312
                                                                -----------
DIVERSIFIED CHEMICALS -- 0.8%
Ashland, Inc.                                          300           19,680
Dow Chemical Co. (The)                               4,800          220,128
Du Pont (E.I.) de Nemours & Co.                      4,600          227,378
Eastman Chemical Co.                                   400           25,332
Hercules, Inc.(b)                                      600           11,724
PPG Industries, Inc.                                   900           63,279
                                                                -----------
                                                                    567,521
                                                                -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.1%
Cintas Corp.                                           700           25,270

                             PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (CONTINUED)
Equifax, Inc.                                          700      $    25,515
                                                                -----------
                                                                     50,785
                                                                -----------
DIVERSIFIED METALS & MINING -- 0.2%
Freeport-McMoRan Copper & Gold,
  Inc. (Indonesia)(c)                                1,670          110,537

DIVERSIFIED REITS -- 0.1%
Vornado Realty Trust                                   600           71,604

DRUG RETAIL -- 0.7%
CVS/Caremark Corp.                                   7,974          272,232
Walgreen Co.                                         5,100          234,039
                                                                -----------
                                                                    506,271
                                                                -----------
EDUCATION SERVICES -- 0.0%
Apollo Group, Inc. Class A(b)                          700           30,730

ELECTRIC UTILITIES -- 1.6%
Allegheny Energy, Inc.(b)                              900           44,226
American Electric Power Co., Inc.                    2,100          102,375
Edison International                                 1,700           83,521
Entergy Corp.                                        1,000          104,920
Exelon Corp.                                         3,400          233,614
FirstEnergy Corp.                                    1,600          105,984
FPL Group, Inc.                                      2,100          128,457
Pinnacle West Capital Corp.                            500           24,125
PPL Corp.                                            2,000           81,800
Progress Energy, Inc.                                1,300           65,572
Southern Co. (The)                                   3,900          142,935
                                                                -----------
                                                                  1,117,529
                                                                -----------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.4%
Cooper Industries Ltd. Class A                       1,000           44,990
Emerson Electric Co.                                 4,000          172,360
Rockwell Automation, Inc.                              900           53,883
                                                                -----------
                                                                    271,233
                                                                -----------
ELECTRONIC EQUIPMENT MANUFACTURERS -- 0.1%
Agilent Technologies, Inc.(b)                        2,100           70,749
Tektronix, Inc.                                        400           11,264
                                                                -----------
                                                                     82,013
                                                                -----------
ELECTRONIC MANUFACTURING SERVICES -- 0.1%
Jabil Circuit, Inc.                                  1,000           21,410
Molex, Inc.                                            700           19,740
Sanmina-SCI Corp.(b)                                 2,800           10,136
Solectron Corp.(b)                                   4,800           15,120
                                                                -----------
                                                                     66,406
                                                                -----------
ENVIRONMENTAL & FACILITIES SERVICES -- 0.2%
Allied Waste Industries, Inc.(b)                     1,300           16,367
Waste Management, Inc.                               2,800           96,348
                                                                -----------
                                                                    112,715
                                                                -----------



                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)

FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.2%
Monsanto Co.                                         2,700      $   148,392


FOOD DISTRIBUTORS -- 0.2%
SYSCO Corp.                                          3,100          104,873

FOOD RETAIL -- 0.4%
Kroger Co. (The)                                     3,800          107,350
Safeway, Inc.                                        2,300           84,272
Supervalu, Inc.                                      1,036           40,477
Whole Foods Market, Inc.                               800           35,880
                                                                -----------
                                                                    267,979
                                                                -----------

FOOTWEAR -- 0.1%
Nike, Inc. Class B                                     900           95,634

FOREST PRODUCTS -- 0.1%
Weyerhaeuser Co.                                     1,000           74,740

GAS UTILITIES -- 0.1%
Nicor, Inc.                                            200            9,684
Questar Corp.                                          400           35,684
                                                                -----------
                                                                     45,368
                                                                -----------
GENERAL MERCHANDISE STORES -- 0.5%
Big Lots, Inc.(b)                                      600           18,768
Dollar General Corp.                                 1,600           33,840
Family Dollar Stores, Inc.                             800           23,696
Target Corp.                                         4,300          254,818
                                                                -----------
                                                                    331,122
                                                                -----------

GOLD -- 0.1%
Newmont Mining Corp.                                 2,200           92,378

HEALTH CARE DISTRIBUTORS -- 0.5%
AmerisourceBergen Corp.                              1,000           52,750
Cardinal Health, Inc.                                2,100          153,195
McKesson Corp.                                       1,500           87,810
Patterson Cos., Inc.(b)                                700           24,843
                                                                -----------
                                                                    318,598
                                                                -----------
HEALTH CARE EQUIPMENT -- 1.6%
Bard (C.R.), Inc.                                      500           39,755
Baxter International, Inc.                           3,400          179,078
Becton, Dickinson & Co.                              1,300           99,957
Biomet, Inc.                                         1,300           55,237
Boston Scientific Corp.(b)                           6,163           89,610
Hospira, Inc.(b)                                       850           34,765
Medtronic, Inc.                                      5,800          284,548
St. Jude Medical, Inc.(b)                            1,900           71,459
Stryker Corp.                                        1,500           99,480
Varian Medical Systems, Inc.(b)                        700           33,383
Zimmer Holdings, Inc.(b)                             1,200          102,492
                                                                -----------
                                                                  1,089,764
                                                                -----------

                             PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
HEALTH CARE FACILITIES -- 0.1%
Manor Care, Inc.                                       400      $    21,744
Tenet Healthcare Corp.(b)                            2,500           16,075
                                                                -----------
                                                                     37,819
                                                                -----------
HEALTH CARE SERVICES -- 0.4%
Express Scripts, Inc.(b)                               700           56,504
Laboratory Corporation of
  America Holdings(b)                                  600           43,578
Medco Health Solutions, Inc.(b)                      1,500          108,795
Quest Diagnostics, Inc.                                800           39,896
                                                                -----------
                                                                    248,773
                                                                -----------

HEALTH CARE SUPPLIES -- 0.0%
Bausch & Lomb, Inc.                                    300           15,348

HEALTH CARE TECHNOLOGY -- 0.0%
IMS Health, Inc.                                     1,000           29,660

HOME ENTERTAINMENT SOFTWARE -- 0.1%
Electronic Arts, Inc.(b)                             1,600           80,576

HOME FURNISHINGS -- 0.0%
Leggett & Platt, Inc.                                  900           20,403

HOME IMPROVEMENT RETAIL -- 1.0%
Home Depot, Inc. (The)                              10,300          378,422
Lowe's Cos., Inc.                                    7,700          242,473
Sherwin-Williams Co. (The)                             600           39,624
                                                                -----------
                                                                    660,519
                                                                -----------
HOMEBUILDING -- 0.2%
Centex Corp.                                           600           25,068
Horton (D.R.), Inc.                                  1,500           33,000
KB Home                                                400           17,068
Lennar Corp. Class A                                   700           29,547
Pulte Homes, Inc.                                    1,100           29,106
                                                                -----------
                                                                    133,789
                                                                -----------
HOMEFURNISHING RETAIL -- 0.1%
Bed, Bath & Beyond, Inc.(b)                          1,500           60,255

HOTELS, RESORTS & CRUISE LINES -- 0.5%
Carnival Corp.                                       2,300          107,778
Hilton Hotels Corp.                                  2,000           71,920
Marriott International, Inc.
  Class A                                            1,700           83,232
Starwood Hotels & Resorts
  Worldwide, Inc.                                    1,100           71,335
Wyndham Worldwide Corp.(b)                           1,040           35,516
                                                                -----------
                                                                    369,781
                                                                -----------
HOUSEHOLD APPLIANCES -- 0.1%
Black & Decker Corp.                                   300           24,486
Snap-On, Inc.                                          300           14,430
Stanley Works (The)                                    400           22,144



                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
HOUSEHOLD APPLIANCES (CONTINUED)
Whirlpool Corp.                                        400      $    33,964
                                                                -----------
                                                                     95,024
                                                                -----------
HOUSEHOLD PRODUCTS -- 2.1%
Clorox Co. (The)                                       800           50,952
Colgate-Palmolive Co.                                2,600          173,654
Kimberly-Clark Corp.                                 2,300          157,527
Procter & Gamble Co. (The)                          16,052        1,013,844
                                                                -----------
                                                                  1,395,977
                                                                -----------
HOUSEWARES & SPECIALTIES -- 0.2%
Fortune Brands, Inc.                                   800           63,056
Newell Rubbermaid, Inc.                              1,500           46,635
                                                                -----------
                                                                    109,691
                                                                -----------
HUMAN RESOURCES & EMPLOYMENT SERVICES -- 0.1%
Monster Worldwide, Inc.(b)                             700           33,159
Robert Half International, Inc.                        900           33,309
                                                                -----------
                                                                     66,468
                                                                -----------
HYPERMARKETS & SUPER CENTERS -- 1.1%
Costco Wholesale Corp.                               2,400          129,216
Wal-Mart Stores, Inc.                               12,500          586,875
                                                                -----------
                                                                    716,091
                                                                -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
AES Corp. (The)(b)                                   3,500           75,320
Constellation Energy Group, Inc.                       900           78,255
Dynegy, Inc. Class A(b)                              1,973           18,270
TXU Corp.                                            2,400          153,840
                                                                -----------
                                                                    325,685
                                                                -----------
INDUSTRIAL CONGLOMERATES -- 3.2%
3M Co.                                               3,700          282,791
General Electric Co.(d)                             52,500        1,856,400
Textron, Inc.                                          600           53,880
                                                                -----------
                                                                  2,193,071
                                                                -----------
INDUSTRIAL GASES -- 0.3%
Air Products & Chemicals, Inc.                       1,100           81,279
Praxair, Inc.                                        1,700          107,032
                                                                -----------
                                                                    188,311
                                                                -----------
INDUSTRIAL MACHINERY -- 0.7%
Danaher Corp.                                        1,200           85,740
Dover Corp.                                          1,100           53,691
Eaton Corp.                                            800           66,848
Illinois Tool Works, Inc.                            2,200          113,520
ITT Corp.                                            1,000           60,320
Pall Corp.                                             600           22,800
Parker-Hannifin Corp.                                  600           51,786
                                                                -----------
                                                                    454,705
                                                                -----------

INDUSTRIAL REITS -- 0.1%
ProLogis                                             1,300           84,409

INSURANCE BROKERS -- 0.2%
AON Corp.                                            1,600           60,736

                             PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
INSURANCE BROKERS (CONTINUED)
Marsh & McLennan Cos., Inc.                          2,900      $    84,941
                                                                -----------
                                                                    145,677
                                                                -----------
INTEGRATED OIL & GAS -- 6.1%
Chevron Corp.                                       11,089          820,142
ConocoPhillips                                       8,300          567,305
Exxon Mobil Corp.                                   29,700        2,240,865
Hess Corp.                                           1,400           77,658
Marathon Oil Corp.                                   1,778          175,720
Murphy Oil Corp.                                     1,000           53,400
Occidental Petroleum Corp.                           4,300          212,033
                                                                -----------
                                                                  4,147,123
                                                                -----------
INTEGRATED TELECOMMUNICATION SERVICES -- 3.0%
AT&T, Inc.                                          31,792        1,253,558
CenturyTel, Inc.                                       600           27,114
Citizens Communications Co.                          1,700           25,415
Embarq Corp.                                           802           45,193
Qwest Communications
  International, Inc.(b)                             8,500           76,415
Verizon Communications, Inc.                        14,800          561,216
Windstream Corp.                                     2,481           36,446
                                                                -----------
                                                                  2,025,357
                                                                -----------
INTERNET RETAIL -- 0.2%
Amazon.com, Inc.(b)                                  1,600           63,664
IAC InterActiveCorp(b)                               1,200           45,252
                                                                -----------
                                                                    108,916
                                                                -----------
INTERNET SOFTWARE & SERVICES -- 1.4%
eBay, Inc.(b)                                        5,800          192,270
Google, Inc. Class A(b)                              1,100          503,976
VeriSign, Inc.(b)                                    1,300           32,656
Yahoo!, Inc.(b)                                      6,200          193,998
                                                                -----------
                                                                    922,900
                                                                -----------
INVESTMENT BANKING & BROKERAGE -- 2.4%
Bear Stearns Cos., Inc. (The)                          600           90,210
Charles Schwab Corp. (The)                           5,400           98,766
E*TRADE Financial Corp.(b)                           2,200           46,684
Goldman Sachs Group, Inc. (The)                      2,100          433,923
Lehman Brothers Holdings, Inc.                       2,600          182,182
Merrill Lynch & Co., Inc.                            4,500          367,515
Morgan Stanley                                       5,300          417,428
                                                                -----------
                                                                  1,636,708
                                                                -----------
IT CONSULTING & OTHER SERVICES -- 0.1%
Cognizant Technology Solutions
  Corp. Class A(b)                                     700           61,789
Unisys Corp.(b)                                      1,800           15,174
                                                                -----------
                                                                     76,963
                                                                -----------
LEISURE PRODUCTS -- 0.1%
Brunswick Corp.                                        500           15,925
Hasbro, Inc.                                           800           22,896
Mattel, Inc.                                         2,000           55,140
                                                                -----------
                                                                     93,961
                                                                -----------



                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE -- 1.2%
AFLAC, Inc.                                          2,600      $   122,356
Lincoln National Corp.                               1,430           96,940
MetLife, Inc.                                        3,800          239,970
Principal Financial Group, Inc.
  (The)                                              1,400           83,818
Prudential Financial, Inc.                           2,400          216,624
Torchmark Corp.                                        500           32,795
Unum Group                                           1,800           41,454
                                                                -----------
                                                                    833,957
                                                                -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Applera Corp. - Applied
  Biosystems Group                                   1,000           29,570
Millipore Corp.(b)                                     300           21,741
PerkinElmer, Inc.                                      600           14,532
Thermo Fisher Scientific,
  Inc.(b)                                            2,100           98,175
Waters Corp.(b)                                        500           29,000
                                                                -----------
                                                                    193,018
                                                                -----------
MANAGED HEALTH CARE -- 1.3%
Aetna, Inc.                                          2,700          118,233
CIGNA Corp.                                            500           71,330
Coventry Health Care, Inc.(b)                          850           47,643
Humana, Inc.(b)                                        900           52,218
UnitedHealth Group, Inc.                             6,800          360,196
WellPoint, Inc.(b)                                   3,100          251,410
                                                                -----------
                                                                    901,030
                                                                -----------
METAL & GLASS CONTAINERS -- 0.1%
Ball Corp.                                             500           22,925
Pactiv Corp.(b)                                        700           23,618
                                                                -----------
                                                                     46,543
                                                                -----------

MOTORCYCLE MANUFACTURERS -- 0.1%
Harley-Davidson, Inc.                                1,300           76,375

MOVIES & ENTERTAINMENT -- 1.7%
News Corp. Class A                                  11,900          275,128
Time Warner, Inc.                                   20,300          400,316
Viacom, Inc. Class B(b)                              3,650          150,051
Walt Disney Co. (The)                               10,500          361,515
                                                                -----------
                                                                  1,187,010
                                                                -----------
MULTI-LINE INSURANCE -- 1.8%
American International Group,
  Inc.                                              13,200          887,304
Genworth Financial, Inc. Class A                     2,300           80,362
Hartford Financial Services
  Group, Inc. (The)                                  1,600          152,928
Loews Corp.                                          2,400          109,032
                                                                -----------
                                                                  1,229,626
                                                                -----------
MULTI-UTILITIES -- 1.4%
Ameren Corp.                                         1,100           55,330
Centerpoint Energy, Inc.                             1,600           28,704
CMS Energy Corp.                                     1,200           21,360
Consolidated Edison, Inc.                            1,300           66,378
Dominion Resources, Inc.                             1,800          159,786

                             PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
MULTI-UTILITIES (CONTINUED)
DTE Energy Co.                                         900      $    43,110
Duke Energy Corp.                                    6,600          133,914
Integrys Energy Group, Inc.                            365           20,261
KeySpan Corp.                                          900           37,035
NiSource, Inc.                                       1,400           34,216
PG&E Corp.                                           1,800           86,886
Public Service Enterprise
  Group, Inc.                                        1,300          107,952
Sempra Energy                                        1,400           85,414
TECO Energy, Inc.                                    1,100           18,931
Xcel Energy, Inc.                                    2,100           51,849
                                                                -----------
                                                                    951,126
                                                                -----------

OFFICE ELECTRONICS -- 0.1%
Xerox Corp.(b)                                       5,100           86,139

OFFICE REITS -- 0.1%
Boston Properties, Inc.                                600           70,440

OFFICE SERVICES & SUPPLIES -- 0.1%
Avery Dennison Corp.                                   500           32,130
Pitney Bowes, Inc.                                   1,200           54,468
                                                                -----------
                                                                     86,598
                                                                -----------
OIL & GAS DRILLING -- 0.4%
ENSCO International, Inc.                              800           43,520
Noble Corp.                                            700           55,076
Rowan Cos., Inc.                                       600           19,482
Transocean, Inc.(b)                                  1,500          122,550
                                                                -----------
                                                                    240,628
                                                                -----------
OIL & GAS EQUIPMENT & SERVICES -- 1.4%
Baker Hughes, Inc.                                   1,600          105,808
BJ Services Co.                                      1,500           41,850
Halliburton Co.                                      5,100          161,874
National-Oilwell Varco, Inc.(b)                        900           70,011
Schlumberger Ltd.                                    6,000          414,600
Smith International, Inc.                            1,000           48,050
Weatherford International
  Ltd.(b)                                            1,800           81,180
                                                                -----------
                                                                    923,373
                                                                -----------
OIL & GAS EXPLORATION & PRODUCTION -- 1.0%
Anadarko Petroleum Corp.                             2,400          103,152
Apache Corp.                                         1,700          120,190
Chesapeake Energy Corp.                              2,200           67,936
Devon Energy Corp.                                   2,300          159,206
EOG Resources, Inc.                                  1,300           92,742
XTO Energy, Inc.                                     1,900          104,139
                                                                -----------
                                                                    647,365
                                                                -----------
OIL & GAS REFINING & MARKETING -- 0.3%
Sunoco, Inc.                                           600           42,264
Valero Energy Corp.                                  3,000          193,470
                                                                -----------
                                                                    235,734
                                                                -----------
OIL & GAS STORAGE & TRANSPORTATION -- 0.4%
El Paso Corp.                                        3,700           53,539



                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
OIL & GAS STORAGE & TRANSPORTATION (CONTINUED)
Kinder Morgan, Inc.                                    500      $    53,225
Spectra Energy Corp.                                 3,350           88,005
Williams Cos., Inc. (The)                            3,100           88,226
                                                                -----------
                                                                    282,995
                                                                -----------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 4.9%
Bank of America Corp.                               22,842        1,165,399
Citigroup, Inc.                                     25,000        1,283,500
JPMorgan Chase & Co.                                17,596          851,294
                                                                -----------
                                                                  3,300,193
                                                                -----------
PACKAGED FOODS & MEATS -- 0.9%
Campbell Soup Co.                                    1,100           42,845
ConAgra Foods, Inc.                                  2,700           67,257
Dean Foods Co.(b)                                      700           32,718
General Mills, Inc.                                  1,800          104,796
Heinz (H.J.) Co.                                     1,700           80,104
Hershey Co. (The)                                      900           49,194
Kellogg Co.                                          1,300           66,859
McCormick & Co., Inc. (NVS)                            700           26,964
Sara Lee Corp.                                       3,900           65,988
Tyson Foods, Inc. Class A                            1,300           25,233
Wrigley (Wm) Jr. Co.                                 1,100           56,023
                                                                -----------
                                                                    617,981
                                                                -----------
PAPER PACKAGING -- 0.1%
Bemis Co., Inc.                                        600           20,034
Sealed Air Corp.                                       800           25,280
Temple-Inland, Inc.                                    600           35,844
                                                                -----------
                                                                     81,158
                                                                -----------
PAPER PRODUCTS -- 0.2%
International Paper Co.                              2,400           87,360
MeadWestvaco Corp.                                   1,000           30,840
                                                                -----------
                                                                    118,200
                                                                -----------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc.                                  2,300           85,698
Estee Lauder Cos., Inc. (The)
  Class A                                              700           34,195
                                                                -----------
                                                                    119,893
                                                                -----------
PHARMACEUTICALS -- 6.0%
Abbott Laboratories                                  7,800          435,240
Allergan, Inc.                                         800           88,656
Barr Pharmaceuticals, Inc.(b)                          600           27,810
Bristol-Myers Squibb Co.                            10,000          277,600
Forest Laboratories, Inc.(b)                         1,600           82,304
Johnson & Johnson                                   14,700          885,822
King Pharmaceuticals, Inc.(b)                        1,300           25,571
Lilly (Eli) & Co.                                    5,000          268,550
Merck & Co., Inc.                                   11,000          485,870
Mylan Laboratories, Inc.                             1,100           23,254
Pfizer, Inc.                                        36,700          927,042
Schering-Plough Corp.                                7,500          191,325
Watson Pharmaceuticals, Inc.(b)                        500           13,215

                             PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Wyeth                                                6,800      $   340,204
                                                                -----------
                                                                  4,072,463
                                                                -----------

PHOTOGRAPHIC PRODUCTS -- 0.0%
Eastman Kodak Co.                                    1,500           33,840

PROPERTY & CASUALTY INSURANCE -- 1.1%
Allstate Corp. (The)                                 3,100          186,186
AMBAC Financial Group, Inc.                            500           43,195
Chubb Corp. (The)                                    2,000          103,340
Cincinnati Financial Corp.                             904           38,330
MBIA, Inc.                                             700           45,843
Progressive Corp. (The)                              4,000           87,280
Safeco Corp.                                           500           33,215
Travelers Cos., Inc.                                 3,459          179,072
                                                                -----------
                                                                    716,461
                                                                -----------
PUBLISHING -- 0.4%
Dow Jones & Co., Inc.                                  300           10,341
Gannett Co., Inc.                                    1,200           67,548
McGraw-Hill Cos., Inc. (The)                         1,800          113,184
Meredith Corp.                                         200           11,478
New York Times Co. (The) Class A                       800           18,808
Tribune Co.                                          1,000           32,110
                                                                -----------
                                                                    253,469
                                                                -----------
RAILROADS -- 0.7%
Burlington Northern Santa Fe
  Corp.                                              1,800          144,774
CSX Corp.                                            2,300           92,115
Norfolk Southern Corp.                               2,100          106,260
Union Pacific Corp.                                  1,400          142,170
                                                                -----------
                                                                    485,319
                                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group, Inc.
  Class A(b)                                         1,000           34,180
Realogy Corp.(b)                                     1,150           34,052
                                                                -----------
                                                                     68,232
                                                                -----------
REGIONAL BANKS -- 1.7%
BB&T Corp.                                           2,800          114,856
Commerce Bancorp, Inc.                               1,000           33,380
Compass Bancshares, Inc.                               700           48,160
Fifth Third Bancorp                                  2,900          112,201
First Horizon National Corp.                           700           29,071
Huntington Bancshares, Inc.                          1,300           28,405
KeyCorp                                              2,100           78,687
M&T Bank Corp.                                         400           46,332
Marshall & Ilsley Corp.                              1,300           60,203
National City Corp.                                  3,000          111,750
PNC Financial Services Group,
  Inc. (The)                                         1,500          107,955
Regions Financial Corp.                              3,830          135,467
SunTrust Banks, Inc.                                 1,800          149,472
Synovus Financial Corp.                              1,700           54,978



                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
Zions Bancorp.                                         500      $    42,260
                                                                -----------
                                                                  1,153,177
                                                                -----------
RESIDENTIAL REITS -- 0.3%
Apartment Investment &
  Management Co. Class A                               500           28,845
Archstone-Smith Trust                                1,100           59,708
Avalon Bay Communities, Inc.                           400           52,000
Equity Residential Properties
  Trust                                              1,500           72,345
                                                                -----------
                                                                    212,898
                                                                -----------
RESTAURANTS -- 0.8%
Darden Restaurants, Inc.                               800           32,952
McDonald's Corp.                                     6,200          279,310
Starbucks Corp.(b)                                   3,800          119,168
Wendy's International, Inc.                            500           15,650
Yum! Brands, Inc.                                    1,400           80,864
                                                                -----------
                                                                    527,944
                                                                -----------
RETAIL REITS -- 0.3%
Developers Diversified Realty
  Corp.                                                600           37,740
Kimco Realty Corp.                                   1,200           58,488
Simon Property Group, Inc.                           1,100          122,375
                                                                -----------
                                                                    218,603
                                                                -----------
SEMICONDUCTOR EQUIPMENT -- 0.3%
Applied Materials, Inc.                              7,000          128,240
KLA-Tencor Corp.                                     1,000           53,320
Novellus Systems, Inc.(b)                              700           22,414
Teradyne, Inc.(b)                                    1,000           16,540
                                                                -----------
                                                                    220,514
                                                                -----------
SEMICONDUCTORS -- 1.9%
Advanced Micro Devices, Inc.(b)                      2,900           37,874
Altera Corp.(b)                                      1,900           37,981
Analog Devices, Inc.                                 1,800           62,082
Broadcom Corp. Class A(b)                            2,500           80,175
Intel Corp.                                         29,300          560,509
Linear Technology Corp.                              1,600           50,544
LSI Logic Corp.(b)                                   2,100           21,924
Maxim Integrated Products, Inc.                      1,700           49,980
Micron Technology, Inc.(b)                           4,000           48,320
National Semiconductor Corp.                         1,500           36,210
NVIDIA Corp.(b)                                      1,900           54,682
PMC-Sierra, Inc.(b)                                  1,200            8,412
Texas Instruments, Inc.                              7,500          225,750
Xilinx, Inc.                                         1,800           46,314
                                                                -----------
                                                                  1,320,757
                                                                -----------
SOFT DRINKS -- 1.6%
Coca-Cola Co. (The)                                 10,300          494,400
Coca-Cola Enterprises, Inc.                          1,500           30,375
Pepsi Bottling Group, Inc. (The)                       700           22,323
PepsiCo, Inc.                                        8,300          527,548
                                                                -----------
                                                                  1,074,646
                                                                -----------

                             PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)

SPECIALIZED CONSUMER SERVICES -- 0.1%
Block (H&R), Inc.                                    1,700      $    35,768

SPECIALIZED FINANCE -- 0.3%
Chicago Mercantile Exchange
  Holdings, Inc. Class A                               100           53,246
CIT Group, Inc.                                      1,000           52,920
Moody's Corp.                                        1,200           74,472
                                                                -----------
                                                                    180,638
                                                                -----------
SPECIALIZED REITS -- 0.2%
Host Hotels & Resorts, Inc.                          2,700           71,037
Plum Creek Timber Co., Inc.                            900           35,478
Public Storage, Inc.                                   600           56,802
                                                                -----------
                                                                    163,317
                                                                -----------
SPECIALTY CHEMICALS -- 0.2%
Ecolab, Inc.                                           900           38,700
International Flavors &
  Fragrances, Inc.                                     400           18,888
Rohm & Haas Co.                                        700           36,204
Sigma-Aldrich Corp.                                    600           24,912
                                                                -----------
                                                                    118,704
                                                                -----------
SPECIALTY STORES -- 0.3%
Office Depot, Inc.(b)                                1,500           52,710
OfficeMax, Inc.                                        400           21,096
Staples, Inc.                                        3,800           98,192
Tiffany & Co.                                          700           31,836
                                                                -----------
                                                                    203,834
                                                                -----------
STEEL -- 0.3%
Allegheny Technologies, Inc.                           500           53,345
Nucor Corp.                                          1,600          104,208
United States Steel Corp.                              600           59,502
                                                                -----------
                                                                    217,055
                                                                -----------
SYSTEMS SOFTWARE -- 2.6%
BMC Software, Inc.(b)                                1,100           33,869
CA, Inc.                                             2,193           56,821
Microsoft Corp.                                     44,000        1,226,280
Novell, Inc.(b)                                      1,800           12,996
Oracle Corp.(b)                                     20,333          368,637
Symantec Corp.(b)                                    4,966           85,912
                                                                -----------
                                                                  1,784,515
                                                                -----------
THRIFTS & MORTGAGE FINANCE -- 1.3%
Countrywide Financial Corp.                          2,900           97,556
Fannie Mae                                           4,900          267,442
Freddie Mac                                          3,500          208,215
Hudson City Bancorp, Inc.                            2,600           35,568
MGIC Investment Corp.                                  400           23,568
Sovereign Bancorp, Inc.                              1,920           48,845
Washington Mutual, Inc.                              4,742          191,482
                                                                -----------
                                                                    872,676
                                                                -----------

TIRES & RUBBER -- 0.0%
Goodyear Tire & Rubber Co. (The)(b)                    900           28,071



                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
TOBACCO -- 1.5%
Altria Group, Inc.                                  10,600      $   930,786
Reynolds American, Inc.                                900           56,169
UST, Inc.                                              800           46,384
                                                                -----------
                                                                  1,033,339
                                                                -----------

TRADING COMPANIES & DISTRIBUTORS -- 0.0%
Grainger (W.W.), Inc.                                  400           30,896


TRUCKING -- 0.0%
Ryder System, Inc.                                     300           14,802

WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
Alltel Corp.                                         1,900          117,800
Sprint Nextel Corp.                                 14,658          277,916
                                                                -----------
                                                                    395,716
                                                                -----------
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $51,232,067)                                  64,348,979
---------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c) -- 0.9%

INDUSTRIAL CONGLOMERATES -- 0.5%
Tyco International Ltd. (United States)             10,100          318,655

INDUSTRIAL MACHINERY -- 0.1%
Ingersoll-Rand Co. Ltd. Class A
  (United States)                                    1,600           69,392

OIL & GAS DRILLING -- 0.1%
Nabors Industries Ltd. (United States)(b)            1,600           47,472

PROPERTY & CASUALTY INSURANCE -- 0.2%
ACE Ltd. (United States)                             1,700           97,002
XL Capital Ltd. Class A (United States)                900           62,964
                                                                -----------
                                                                    159,966
                                                                -----------

                             PHOENIX INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $583,034)                                        595,485
--------------------------------------------------------------------------------
RIGHTS -- 0.0%

COMPUTER STORAGE & PERIPHERALS -- 0.0%
Seagate Technology Tax Refund Rights(e)              8,400      $         0
                                                                -----------
--------------------------------------------------------------------------------
TOTAL RIGHTS
  (Identified cost $0)                                                    0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Long Term Investments--95.6%
  (Identified Cost $51,815,101)                                  64,944,464
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.3%
MONEY MARKET MUTUAL FUNDS -- 3.9%
AIM Short-Term Investments
  Liquid Assets Portfolio
  (seven day effective yield
  5.25%)                                         1,957,603        1,957,603
Dreyfus Cash Management Plus
  #719 (seven day effective
  yield 5.15%)                                         416              416
Goldman Sachs Financial Square
  Money Market Portfolio (seven
  day effective yield 5.19%)                       672,653          672,653
JPMorgan Prime Money Market
  Fund (seven day effective
  yield 5.18%)                                       2,818            2,818
                                                                -----------
                                                                  2,633,490
                                                                -----------


   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----      -----------
U.S. TREASURY BILL(f) -- 0.4%
U.S. Treasury Bill(d)
    4.980%                  6/14/07                $   320      $   316,870
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $2,950,286)                                    2,950,360
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9%
  (Identified cost $54,765,387)                                  67,894,824(a)

OTHER ASSETS & LIABILITIES, NET -- 0.1%                              49,380
                                                                -----------

NET ASSETS -- 100.0%                                            $67,944,204
                                                                ===========


----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,903,543 and gross depreciation of $3,318,258 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $56,309,539.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D in the Notes to Schedules of Investments.
(d) All or a portion segregated as collateral for futures contracts.
(e) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2007, this security amounted to a value of $0 or 0% of the net assets. For acquisition information see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(f) The rate shown is the discount rate.

                             PHOENIX INSIGHT FUNDS
                               INTERNATIONAL FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------     ------------
FOREIGN COMMON STOCKS -- 91.6%
AUSTRALIA -- 5.6%
Aristocrat Leisure Ltd. (Casinos & Gaming)         325,799     $  4,323,103
Australia and New Zealand Banking Group Ltd.
  (Diversified Banks)                              242,900        5,836,958
Westfield Group (Real Estate Management &
  Development)(b)                                    7,138          117,297
Woolworths Ltd. (Food Retail)                      263,765        5,802,685
                                                               ------------
                                                                 16,080,043
                                                               ------------

BELGIUM -- 4.3%
Colruyt SA (Food Retail)                            19,440        4,448,719
InBev N.V. (Brewers)                               111,200        8,028,907
                                                               ------------
                                                                 12,477,626
                                                               ------------
BRAZIL -- 2.6%
Banco Itau Holding Financieira SA ADR
  (Diversified Banks)                              102,600        3,572,532
Souza Cruz SA (Tobacco)                            190,300        3,833,155

                                                                  7,405,687

FRANCE -- 2.7%
M6-Metropole Television SA (Broadcasting &
  Cable TV)                                         86,000        3,150,082
Total SA (Integrated Oil & Gas)                     63,900        4,477,157
                                                               ------------
                                                                  7,627,239
                                                               ------------
HONG KONG -- 0.4%
Jardine Matheson Holdings Ltd.
  (Multi-Sector Holdings)                           47,200          995,920

INDIA -- 2.6%
HDFC Bank Ltd. ADR (Diversified Banks)             115,800        7,463,310

IRELAND -- 6.6%
Allied Irish Banks plc (Diversified Banks)         121,300        3,590,250
Anglo Irish Bank Corp. plc (Diversified Banks)     722,816       15,449,122
                                                               ------------
                                                                 19,039,372
                                                               ------------
JAPAN -- 6.6%
Daito Trust Construction Co. Ltd.
  (Homebuilding)                                    67,100        3,160,260
Millea Holdings, Inc. (Property &
  Casualty Insurance)                              218,000        8,065,852
Toyota Motor Corp. (Automobile
  Manufacturers)                                   121,000        7,752,461
                                                               ------------
                                                                 18,978,573
                                                               ------------
MEXICO -- 5.6%
America Movil S.A. de C.V. ADR Series L
  (Wireless Telecommunication Services)            165,200        7,894,908
America Movil S.A. de C.V. Series L (Wireless
  Telecommunication Services)                      609,063        1,453,927



                                                  Shares           Value
                                                ----------     ------------
FOREIGN COMMON STOCKS (CONTINUED)
MEXICO (CONTINUED)
Grupo Modelo S.A.B. de C.V. Series C (Brewers)   1,305,800     $  6,689,737
                                                               ------------
                                                                 16,038,572
                                                               ------------
NETHERLANDS -- 2.0%
TNT N.V. (Air Freight & Logistics)                 128,140        5,876,443

NORWAY -- 2.6%
Orkla ASA (Industrial Conglomerates)               106,300        7,493,798

SOUTH KOREA -- 2.1%
KT&G Corp. (Tobacco)                                45,700        2,987,404
S1 Corp. (Diversified Commercial &
  Professional Services)                            75,490        3,033,081
                                                               ------------
                                                                  6,020,485
                                                               ------------
SPAIN -- 8.0%
Banco Bilbao Vizcaya Argentaria S.A.
  (Diversified Banks)                              594,300       14,591,745
Enagas S.A. (Gas Utilities)                        189,973        4,907,997
Red Electrica de Espana (Electric Utilities)        72,543        3,417,881
                                                               ------------
                                                                 22,917,623
                                                               ------------
SWITZERLAND -- 13.6%
Kuehne & Nagel International AG (Marine)           100,120        8,235,192
Lindt & Spruengli AG (Packaged Foods & Meats)          855        2,243,131
Nestle S.A. Registered Shares (Packaged Foods &
  Meats)                                            20,503        7,985,059
Novartis AG ADR (Pharmaceuticals)                   13,400          732,042
Novartis AG Registered Shares (Pharmaceuticals)    149,600        8,580,933
Roche Holding AG Registered Shares
  (Pharmaceuticals)                                 64,072       11,336,444
                                                               ------------
                                                                 39,112,801
                                                               ------------
TAIWAN -- 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.
  Sponsored ADR (Semiconductors)                   348,398        3,745,278

UNITED KINGDOM -- 25.0%
British American Tobacco plc (Tobacco)             503,567       15,746,065
Diageo plc (Distillers & Vintners)                 427,749        8,665,752
Imperial Tobacco Group plc (Tobacco)               200,762        8,987,808
Northern Rock plc (Thrifts & Mortgage Finance)     305,300        6,878,966
Reckitt Benckiser plc (Household Products)         124,021        6,457,672
Rolls-Royce Group plc (Aerospace & Defense)(b)     246,800        2,400,395
Royal Bank of Scotland Group plc
  (Diversified Banks)                              177,193        6,917,977

                             PHOENIX INSIGHT FUNDS
                               INTERNATIONAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------     ------------
FOREIGN COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
Tesco plc (Food Retail)                          1,805,289     $ 15,782,110
                                                               ------------
                                                                 71,836,745
                                                               ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $217,172,562)                                263,109,515
--------------------------------------------------------------------------------
FOREIGN PARTICIPATION NOTES(c) -- 5.2%
INDIA -- 5.2%
CLSA Financial Products Ltd. - Bharti
  Airtel Ltd. Strike price 0.000001
  Indian Rupee expiration date 5/31/10
  (Broadcasting & Cable TV)(b)                     514,900        9,047,823
CLSA Financial Products Ltd. - HDFC Bank
  Ltd. Strike price 0.000001 Indian
  Rupee expiration date 6/28/10
  (Diversified Banks)(b)                            59,150        1,298,224
Housing Development Finance Corp. - HDFC
  Bank Ltd. Strike price 0.000001
  Indian Rupee expiration date 5/25/09
  (Regional Banks)(b)                              130,100        4,549,987
                                                               ------------
                                                                 14,896,034
                                                               ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN PARTICIPATION NOTES
  (Identified cost $14,295,643)                                  14,896,034
--------------------------------------------------------------------------------
OPTIONS -- 0.4%
SWITZERLAND -- 0.4%
Novartis AG - Registered Shares Call Option
  exercise price 50 CHF, expiration date
  12/18/09 (Pharmaceuticals)(e)                        284          499,918
Roche Holding AG - Registered Shares
  Call Option exercise price 160 CHF,
  expriation date 12/18/09
  (Pharmaceuticals)(e)                                 138          762,484
                                                               ------------
                                                                  1,262,402
                                                               ------------
--------------------------------------------------------------------------------
TOTAL OPTIONS
  (Identified cost $1,264,501)                                    1,262,402
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Long Term Investments--97.2%
  (Identified Cost $232,732,706)                                279,267,951
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.3%
MONEY MARKET MUTUAL FUNDS -- 0.0%
BlackRock Liquidity Funds TempCash Portfolio
  (seven day effective yield 5.22%)                  3,593            3,593
BlackRock Liquidity Funds TempFund Portfolio
  (seven day effective yield 5.20%)                  3,593            3,593
                                                               ------------
                                                                      7,186
                                                               ------------
SHORT-TERM INVESTMENTS (CONTINUED)

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----      -----------
COMMERCIAL PAPER(d) -- 3.3%
Gemini Securitization LLC
    5.350%                   4/2/07                $ 3,752      $ 3,751,443
International Lease Finance Corp.
    5.400%                   4/2/07                  5,605        5,604,159
                                                               ------------
                                                                  9,355,602
                                                               ------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $9,362,788)                                    9,362,788
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.5%
  (Identified cost $242,095,494)                                288,630,739(a)

OTHER ASSETS & LIABILITIES, NET -- (0.5%)                        (1,371,545)
                                                               ------------
NET ASSETS -- 100.0%                                           $287,259,194
                                                               ============

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $44,896,484 and gross depreciation of $881,182 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $244,615,437.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on the criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.
(e) Illiquid.

INTERNATIONAL FUND

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Aerospace & Defense                                     0.9%
Air Freight & Logistics                                 2.1
Automobile Manufacturers                                2.8
Brewers                                                 5.3
Broadcasting & Cable TV                                 4.4
Casinos & Gaming                                        1.5
Distillers & Vintners                                   3.1
Diversified Banks                                      21.0
Diversified Commercial & Professional Services          1.1
Electric Utilities                                      1.2
Food Retail                                             9.3
Gas Utilities                                           1.8
Homebuilding                                            1.1
Household Products                                      2.3
Industrial Conglomerates                                2.7
Integrated Oil & Gas                                    1.6
Marine                                                  3.0
Multi-Sector Holdings                                   0.4
Packaged Foods & Meats                                  3.7
Pharmaceuticals                                         7.8
Property & Casualty Insurance                           2.9
Regional Banks                                          1.6
Semiconductors                                          1.3
Thrifts & Mortgage Finance                              2.5
Tobacco                                                11.3
Wireless Telecommunication Services                     3.3
                                                      -----
                                                      100.0%
                                                      =====

                             PHOENIX INSIGHT FUNDS
                             SMALL-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS -- 98.9%
AEROSPACE & DEFENSE -- 5.0%
Armor Holdings, Inc.(b)                              7,000      $   471,310
Ceradyne, Inc.(b)                                    8,400          459,816
Orbital Sciences Corp.(b)                            4,850           90,889
Teledyne Technologies, Inc.(b)                       9,000          336,960
                                                                -----------
                                                                  1,358,975
                                                                -----------
AIRLINES -- 2.7%
Republic Airways Holdings, Inc.(b)                  21,450          492,492
Skywest, Inc.                                        9,100          244,153
                                                                -----------
                                                                    736,645
                                                                -----------
APPAREL RETAIL -- 2.7%
Charlotte Russe Holding, Inc.(b)                     8,800          254,056
Dress Barn, Inc.(b)                                 12,600          262,206
Genesco, Inc.(b)                                     5,030          208,896
                                                                -----------
                                                                    725,158
                                                                -----------
APPAREL, ACCESSORIES & LUXURY GOODS -- 1.3%
Volcom, Inc.(b)                                     10,000          343,600

APPLICATION SOFTWARE -- 6.4%
Ansoft Corp.(b)                                      5,350          169,274
ANSYS, Inc.(b)                                       3,570          181,249
FactSet Research Systems, Inc.                       6,950          436,807
Kronos, Inc.(b)                                      8,550          457,425
MicroStrategy, Inc. Class A(b)                       1,100          139,029
Tibco Software, Inc.(b)                             41,800          356,136
                                                                -----------
                                                                  1,739,920
                                                                -----------
BIOTECHNOLOGY -- 2.9%
Digene Corp.(b)                                      5,200          220,532
LifeCell Corp.(b)                                   13,160          328,605
Trimeris, Inc.(b)                                    6,800           46,784
United Therapeutics Corp.(b)                         3,300          177,474
                                                                -----------
                                                                    773,395
                                                                -----------
CASINOS & GAMING -- 0.7%
Monarch Casino and Resort, Inc.(b)                   7,450          193,700

COMMERCIAL PRINTING -- 2.0%
Consolidated Graphics, Inc.(b)                       7,200          533,160

COMMUNICATIONS EQUIPMENT -- 2.8%
Ixia(b)                                             35,750          332,475
Polycom, Inc.(b)                                    12,500          416,625
                                                                -----------
                                                                    749,100
                                                                -----------
COMPUTER STORAGE & PERIPHERALS -- 0.8%
Rimage Corp.(b)                                      7,900          204,689

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 2.4%
Cascade Corp.                                        4,100          245,508
Wabtec Corp.                                        11,750          405,258
                                                                -----------
                                                                    650,766
                                                                -----------
CONSUMER FINANCE -- 0.4%
CompuCredit Corp.(b)                                 3,230          100,841



                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.6%
Advisory Board Co. (The)(b)                          5,000      $   253,100
Navigant Consulting, Inc.(b)                         9,000          177,840
                                                                -----------
                                                                    430,940
                                                                -----------
ELECTRONIC MANUFACTURING SERVICES -- 0.4%
NovAtel, Inc.(b)                                     3,250          120,445

FOOD RETAIL -- 1.1%
Pantry, Inc. (The)(b)                                6,550          296,191

HEALTH CARE EQUIPMENT -- 1.6%
Biosite, Inc.(b)                                     1,550          130,154
Cutera, Inc.(b)                                      8,200          296,758
                                                                -----------
                                                                    426,912
                                                                -----------
HEALTH CARE FACILITIES -- 1.6%
Amsurg Corp. Class A(b)                             18,200          445,718

HEALTH CARE SERVICES -- 4.8%
Chemed Corp.                                         6,700          328,032
Gentiva Health Services, Inc.(b)                     4,420           89,151
inVentiv Health, Inc.(b)                            12,650          484,368
LHC Group, Inc.(b)                                   8,050          261,062
Res-Care, Inc.(b)                                    7,500          131,250
                                                                -----------
                                                                  1,293,863
                                                                -----------
HEALTH CARE SUPPLIES -- 3.0%
Immucor, Inc.(b)                                    14,050          413,491
West Pharmaceutical Services, Inc.                   8,600          399,298
                                                                -----------
                                                                    812,789
                                                                -----------
HUMAN RESOURCES & EMPLOYMENT SERVICES -- 2.3%
Korn Ferry International(b)                         12,700          291,338
Resources Connection, Inc.(b)                       10,700          342,293
                                                                -----------
                                                                    633,631
                                                                -----------
INDUSTRIAL CONGLOMERATES -- 1.3%
Tredegar Corp.                                      15,350          349,827

INDUSTRIAL MACHINERY -- 2.3%
Actuant Corp. Class A                                1,730           87,901
Dynamic Materials Corp.(b)                           5,600          183,232
Gardner Denver, Inc.(b)                             10,390          362,092
                                                                -----------
                                                                    633,225
                                                                -----------
INTEGRATED TELECOMMUNICATION SERVICES -- 1.4%
General Communication, Inc. Class A(b)              27,900          390,600

INTERNET RETAIL -- 1.9%
NutriSystem, Inc.(b)                                 5,200          272,532
PetMed Express, Inc.(b)                             19,800          234,630
                                                                -----------
                                                                    507,162
                                                                -----------
INTERNET SOFTWARE & SERVICES -- 5.6%
DealerTrack Holdings, Inc.(b)                       15,050          462,336
Digital River, Inc.(b)                               4,090          225,972
Liquidity Services, Inc.(b)                          5,550           94,017
Loopnet, Inc.(b)                                    11,150          190,554

                             PHOENIX INSIGHT FUNDS
                             SMALL-CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE & SERVICES (CONTINUED)
ValueClick, Inc.(b)                                  8,300      $   216,879
Websense, Inc.(b)                                   14,650          336,803
                                                                -----------
                                                                  1,526,561
                                                                -----------
INVESTMENT BANKING & BROKERAGE -- 0.7%
TradeStation Group, Inc.(b)                         15,300          192,627

IT CONSULTING & OTHER SERVICES -- 2.8%
Acxiom Corp.                                        14,950          319,781
Perot Systems Corp. Class A(b)                      24,050          429,773
                                                                -----------
                                                                    749,554
                                                                -----------
LIFE SCIENCES TOOLS & SERVICES -- 2.0%
Kendle International, Inc.(b)                        6,600          234,432
Ventana Medical Systems, Inc.(b)                     7,250          303,775
                                                                -----------
                                                                    538,207
                                                                -----------
METAL & GLASS CONTAINERS -- 0.8%
Greif, Inc. Class A                                  1,900          211,109

MORTGAGE REITS -- 0.6%
Newcastle Investment Corp.                           5,750          159,448

MOVIES & ENTERTAINMENT -- 0.9%
Marvel Entertainment, Inc.(b)                        9,150          253,913

OFFICE SERVICES & SUPPLIES -- 1.7%
Herman Miller, Inc.                                 13,350          447,092

OIL & GAS DRILLING -- 0.4%
Grey Wolf, Inc.(b)                                  17,400          116,580

OIL & GAS EQUIPMENT & SERVICES -- 0.7%
NATCO Group, Inc. Class A(b)                         5,950          203,014

OIL & GAS EXPLORATION & PRODUCTION -- 2.9%
Penn Virginia Corp.                                  6,350          466,090
Swift Energy Co.(b)                                  7,350          307,009
                                                                -----------
                                                                    773,099
                                                                -----------
PERSONAL PRODUCTS -- 2.7%
Chattem, Inc.(b)                                     4,650          274,071
Prestige Brands Holdings, Inc.(b)                   26,100          309,285
USANA Health Sciences, Inc.(b)                       2,880          134,986
                                                                -----------
                                                                    718,342
                                                                -----------
PHARMACEUTICALS -- 1.5%
Pozen, Inc.(b)                                      19,566          288,598
ViroPharma, Inc.(b)                                  8,950          128,433
                                                                -----------
                                                                    417,031
                                                                -----------
PROPERTY & CASUALTY INSURANCE -- 3.2%
Argonaut Group, Inc.(b)                              3,700          119,732
CNA Surety Corp.(b)                                  6,150          129,765
Meadowbrook Insurance Group, Inc.(b)                26,850          295,081
Safety Insurance Group, Inc.                         2,700          108,324



                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
Zenith National Insurance Corp.                      4,300      $   203,261
                                                                -----------
                                                                    856,163
                                                                -----------
PUBLISHING -- 1.4%
Morningstar, Inc.(b)                                 7,600          392,464

REGIONAL BANKS -- 4.3%
Frontier Financial Corp.                             4,200          104,790
Hanmi Financial Corp.                               16,500          314,490
Nara Bancorp, Inc.                                  14,850          260,024
SVB Financial Group(b)                               9,850          478,611
                                                                -----------
                                                                  1,157,915
                                                                -----------
RESIDENTIAL REITS -- 0.7%
Equity Lifestyle Properties, Inc.                    3,700          199,837

RESTAURANTS -- 1.0%
Buffalo Wild Wings, Inc.(b)                          4,100          261,170

SEMICONDUCTORS -- 3.9%
AMIS Holdings, Inc.(b)                              31,050          339,997
Amkor Technology, Inc.(b)                           35,850          447,408
Sirf Technology Holdings, Inc.(b)                    5,350          148,516
Supertex, Inc.(b)                                    3,800          126,198
                                                                -----------
                                                                  1,062,119
                                                                -----------
SOFT DRINKS -- 0.7%
Hansen Natural Corp.(b)                              5,300          200,764

SPECIALIZED CONSUMER SERVICES -- 2.5%
Steiner Leisure Ltd.(b)                              9,350          420,563
Vertrue, Inc.(b)                                     5,150          247,766
                                                                -----------
                                                                    668,329
                                                                -----------
SPECIALIZED FINANCE -- 0.9%
Financial Federal Corp.                              9,200          242,144

STEEL -- 2.3%
Chaparral Steel Co.                                  3,600          209,412
Cleveland-Cliffs, Inc.                               3,800          243,238
Metal Management, Inc.                               3,800          175,560
                                                                -----------
                                                                    628,210
                                                                -----------
SYSTEMS SOFTWARE -- 1.3%
MICROS Systems, Inc.(b)                              6,300          340,137

                             PHOENIX INSIGHT FUNDS
                             SMALL-CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                          MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $24,889,492)                                  26,767,081
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Long Term Investments--98.9%
  (Identified Cost $24,889,492)                                  26,767,081
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%

MONEY MARKET MUTUAL FUNDS -- 1.5%
AIM Short-Term Investments Liquid
  Assets Portfolio (seven day
  effective yield 5.25%)                           414,029      $   414,029
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.4%
  (Identified cost $25,303,521)                                  27,181,110(a)

OTHER ASSETS & LIABILITIES, NET -- (0.4%)                          (107,641)
                                                                -----------
NET ASSETS -- 100.0%                                            $27,073,469
                                                                ===========

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,793,818 and gross depreciation of $923,808 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $25,311,100.
(b) Non-income producing security.

                             PHOENIX INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------     ------------
DOMESTIC COMMON STOCKS -- 96.7%
AEROSPACE & DEFENSE -- 2.2%
Ceradyne, Inc.(b)                                  111,700     $  6,114,458
Teledyne Technologies, Inc.(b)                      71,670        2,683,325
                                                               ------------
                                                                  8,797,783
                                                               ------------
APPAREL RETAIL -- 1.0%
Dress Barn, Inc.(b)                                190,500        3,964,305

APPAREL, ACCESSORIES & LUXURY GOODS -- 3.4%
Maidenform Brands, Inc.(b)                          97,310        2,244,942
Phillips-Van Heusen Corp.                          133,310        7,838,628
True Religion Apparel, Inc.(b)                     209,700        3,405,528
                                                               ------------
                                                                 13,489,098
                                                               ------------
APPLICATION SOFTWARE -- 2.1%
Blackbaud, Inc.                                    218,620        5,338,700
Verint Systems, Inc.(b)                             85,100        2,735,965
                                                               ------------
                                                                  8,074,665
                                                               ------------
AUTO PARTS & EQUIPMENT -- 1.0%
Aftermarket Technology Corp.(b)                     67,300        1,634,044
ArvinMeritor, Inc.                                 120,250        2,194,563
                                                               ------------
                                                                  3,828,607
                                                               ------------
AUTOMOTIVE RETAIL -- 1.0%
Sonic Automotive, Inc. Class A                     133,020        3,791,070

BIOTECHNOLOGY -- 1.2%
Digene Corp.(b)                                     35,080        1,487,743
LifeCell Corp.(b)                                  132,220        3,301,533
                                                               ------------
                                                                  4,789,276
                                                               ------------
BROADCASTING & CABLE TV -- 0.7%
Gray Television, Inc.                              273,500        2,849,870

COMMERCIAL PRINTING -- 1.0%
Harland (John H.) Co.                               78,370        4,014,895

COMMODITY CHEMICALS -- 1.6%
Koppers Holdings, Inc.                              74,350        1,907,821
Spartech Corp.                                     150,650        4,420,071
                                                               ------------
                                                                  6,327,892
                                                               ------------
COMPUTER STORAGE & PERIPHERALS -- 0.5%
Imation Corp.                                       44,350        1,790,853

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 3.6%
Commercial Vehicle Group, Inc.(b)                  103,990        2,142,194
FreightCar America, Inc.                           103,040        4,963,437
Wabtec Corp.                                       198,800        6,856,612
                                                               ------------
                                                                 13,962,243
                                                               ------------
CONSUMER FINANCE -- 0.5%
CompuCredit Corp.(b)                                59,860        1,868,829

DISTRIBUTORS -- 0.6%
Building Materials Holding Corp.                   125,290        2,269,002



                                                  Shares           Value
                                                ----------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.8%
Advisory Board Co. (The)(b)                         63,410     $  3,209,814

ELECTRIC UTILITIES -- 3.4%
Cleco Corp.                                        208,980        5,397,953
El Paso Electric Co.(b)                             92,100        2,426,835
Unisource Energy Corp.                             143,850        5,401,568
                                                               ------------
                                                                 13,226,356
                                                               ------------
ELECTRICAL COMPONENTS & EQUIPMENT -- 1.8%
Genlyte Group, Inc.(b)                              26,690        1,882,980
Lamson & Sessions Co. (The)(b)                     108,490        3,014,937
Woodward Governor Co.                               55,190        2,272,172
                                                               ------------
                                                                  7,170,089
                                                               ------------
ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.0%
Itron, Inc.(b)                                      61,600        4,006,464

FOOD RETAIL -- 1.0%
Pantry, Inc. (The)(b)                               83,430        3,772,705

FOOTWEAR -- 1.2%
Iconix Brand Group, Inc.(b)                        130,986        2,672,114
Stride Rite Corp.                                  131,400        2,022,246
                                                               ------------
                                                                  4,694,360
                                                               ------------
GAS UTILITIES -- 0.3%
Atmos Energy Corp.                                  43,680        1,366,310

HEALTH CARE EQUIPMENT -- 0.9%
Hologic, Inc.(b)                                    64,430        3,713,745

HEALTH CARE FACILITIES -- 2.5%
Genesis HealthCare Corp.(b)                         73,980        4,668,878
Psychiatric Solutions, Inc.(b)                     126,920        5,116,145
                                                               ------------
                                                                  9,785,023
                                                               ------------
HEALTH CARE SERVICES -- 2.2%
Apria Healthcare Group, Inc.(b)                     51,300        1,654,425
inVentiv Health, Inc.(b)                           182,490        6,987,542
                                                               ------------
                                                                  8,641,967
                                                               ------------
HEALTH CARE TECHNOLOGY -- 0.9%
Dendrite International, Inc.(b)                    230,200        3,604,932

HOMEFURNISHING RETAIL -- 0.7%
Rent-A-Center, Inc.(b)                              92,200        2,579,756

HUMAN RESOURCES & EMPLOYMENT SERVICES -- 2.3%
Kenexa Corp.(b)                                     87,130        2,712,357
Resources Connection, Inc.(b)                       85,650        2,739,944
Volt Information Sciences, Inc.(b)                 129,975        3,404,045
                                                               ------------
                                                                  8,856,346
                                                               ------------
INDUSTRIAL MACHINERY -- 0.7%
Gardner Denver, Inc.(b)                             80,400        2,801,940

                             PHOENIX INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES -- 0.9%
CT Communications, Inc.                             90,540     $  2,182,014
General Communication, Inc. Class A(b)             100,550        1,407,700
                                                               ------------
                                                                  3,589,714
                                                               ------------
INTERNET RETAIL -- 1.6%
FTD Group, Inc.                                    116,650        1,928,225
NutriSystem, Inc.(b)                                48,050        2,518,300
Stamps.com, Inc.(b)                                114,980        1,652,263
                                                               ------------
                                                                  6,098,788
                                                               ------------
INTERNET SOFTWARE & SERVICES -- 5.4%
DealerTrack Holdings, Inc.(b)                      144,350        4,434,432
Digital River, Inc.(b)                             113,370        6,263,692
j2 Global Communications, Inc.(b)                  163,890        4,543,031
Websense, Inc.(b)                                  247,650        5,693,474
                                                               ------------
                                                                 20,934,629
                                                               ------------
IT CONSULTING & OTHER SERVICES -- 3.7%
Acxiom Corp.                                       243,050        5,198,839
Perot Systems Corp. Class A(b)                     305,800        5,464,646
SI International, Inc.(b)                           85,700        2,460,447
SRA International, Inc. Class A(b)                  62,250        1,516,410
                                                               ------------
                                                                 14,640,342
                                                               ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Ventana Medical Systems, Inc.(b)                    45,190        1,893,461

MANAGED HEALTH CARE -- 0.7%
Molina Healthcare, Inc.(b)                          87,750        2,684,273

MARINE -- 0.8%
Genco Shipping & Trading Ltd.                       94,290        2,996,536

METAL & GLASS CONTAINERS -- 2.3%
Greif, Inc. Class A                                 35,450        3,938,849
Silgan Holdings, Inc.                              100,190        5,120,711
                                                               ------------
                                                                  9,059,560
                                                               ------------
MORTGAGE REITS -- 0.7%
American Home Mortgage Investment Corp.            103,960        2,805,880

MULTI-LINE INSURANCE -- 1.2%
Horace Mann Educators Corp.                        225,590        4,635,875

OFFICE REITS -- 0.1%
Parkway Properties, Inc.                             5,697          297,668

OFFICE SERVICES & SUPPLIES -- 1.1%
American Reprographics Co.(b)                      135,000        4,156,650

OIL & GAS DRILLING -- 1.6%
Grey Wolf, Inc.(b)                                 649,960        4,354,732
Parker Drilling Co.(b)                             211,700        1,987,863
                                                               ------------
                                                                  6,342,595
                                                               ------------



                                                  Shares           Value
                                                ----------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)

OIL & GAS EQUIPMENT & SERVICES -- 1.1%
Trico Marine Services, Inc.(b)                     113,460     $  4,227,520

OIL & GAS REFINING & MARKETING -- 1.2%
Western Refining, Inc.                             123,320        4,811,946

OIL & GAS STORAGE & TRANSPORTATION -- 1.2%
OMI Corp.                                          181,220        4,867,569

PAPER PACKAGING -- 1.0%
Rock-Tenn Co. Class A                              117,500        3,901,000

PAPER PRODUCTS -- 1.2%
Buckeye Technologies, Inc.(b)                      218,240        2,832,755
Schweitzer-Manduit International, Inc.              72,300        1,796,655
                                                               ------------
                                                                  4,629,410
                                                               ------------
PERSONAL PRODUCTS -- 1.5%
Prestige Brands Holdings, Inc.(b)                  293,600        3,479,160
USANA Health Sciences, Inc.(b)                      50,319        2,358,452
                                                               ------------
                                                                  5,837,612
                                                               ------------
PROPERTY & CASUALTY INSURANCE -- 3.5%
Argonaut Group, Inc.(b)                             92,650        2,998,154
RLI Corp.                                           87,500        4,806,375
Safety Insurance Group, Inc.                        79,830        3,202,780
Zenith National Insurance Corp.                     60,750        2,871,652
                                                               ------------
                                                                 13,878,961
                                                               ------------
PUBLISHING -- 3.2%
Belo Corp. Class A                                 339,450        6,337,532
Journal Communications, Inc. Class A               197,400        2,587,914
Lee Enterprises, Inc.                              118,200        3,551,910
                                                               ------------
                                                                 12,477,356
                                                               ------------
RAILROADS -- 0.5%
Genesee & Wyoming, Inc. Class A(b)                  72,220        1,921,774

REGIONAL BANKS -- 6.1%
Cascade Bancorp                                    120,112        3,115,705
Central Pacific Financial Co.                       80,400        2,940,228
East West Bancorp, Inc.                             71,680        2,635,674
First Citizens BancShares, Inc. Class A             10,870        2,184,870
Southwest Bancorp, Inc.                            112,590        2,892,437
SVB Financial Group(b)                             146,800        7,133,012
Texas Capital Bancshares,Inc.(b)                    74,400        1,525,200
Wilshire Bancorp, Inc.                              79,000        1,295,600
                                                               ------------
                                                                 23,722,726
                                                               ------------
RESIDENTIAL REITS -- 1.7%
Equity Lifestyle Properties, Inc.                  124,350        6,716,144

RESTAURANTS -- 2.5%
CKE Restaurants, Inc.                              163,600        3,085,496

                             PHOENIX INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
RESTAURANTS (CONTINUED)
Jack in the Box, Inc.(b)                            95,460     $  6,599,150
                                                               ------------
                                                                  9,684,646
                                                               ------------
SEMICONDUCTOR EQUIPMENT -- 1.4%
ASE Test Co. Ltd.(b)                               251,040        2,856,835
Eagle Test Systems, Inc.(b)                        161,500        2,687,360
                                                               ------------
                                                                  5,544,195
                                                               ------------
SEMICONDUCTORS -- 2.8%
AMIS Holdings, Inc.(b)                             196,450        2,151,128
Amkor Technology, Inc.(b)                          473,100        5,904,288
Atheros Communications, Inc.(b)                    117,250        2,805,792
                                                               ------------
                                                                 10,861,208
                                                               ------------
SPECIALIZED FINANCE -- 0.7%
Asta Funding, Inc.                                  63,210        2,729,408

SPECIALIZED REITS -- 2.0%
Ashford Hospitality Trust, Inc.                    284,340        3,395,019
Nationwide Health Properties, Inc.                 137,580        4,300,751
                                                               ------------
                                                                  7,695,770
                                                               ------------
SPECIALTY CHEMICALS -- 2.0%
OM Group, Inc.(b)                                  113,940        5,090,839
Sensient Technologies Corp.                        107,740        2,777,537
                                                               ------------
                                                                  7,868,376
                                                               ------------
THRIFTS & MORTGAGE FINANCE -- 0.9%
BankUnited Financial Corp. Class A                  69,735        1,479,079
Corus Bankshares, Inc.                             112,860        1,925,392
                                                               ------------
                                                                  3,404,471
                                                               ------------
TRUCKING -- 1.5%
Dollar Thrifty Automotive Group, Inc.(b)           111,810        5,706,782
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $339,675,014)                                377,871,040
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c) -- 2.0%

INTEGRATED TELECOMMUNICATION SERVICES -- 1.4%
Golden Telecom, Inc. (Russia)                       96,100        5,322,018

PHARMACEUTICALS -- 0.6%
Aspreva Pharmaceuticals Corp. (Canada)(b)          110,640        2,385,399
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $6,954,568)                                    7,707,417
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Long Term Investments--98.7%
  (Identified Cost $346,629,582)                                385,578,457
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.8%
MONEY MARKET MUTUAL FUNDS -- 0.8%
AIM Short-Term Investments Liquid
  Assets Portfolio (seven day
  effective yield 5.25%)                         3,129,976     $  3,129,976
Goldman Sachs Financial Square Money
  Market Portfolio (seven day
  effective yield 5.19%)                             5,087            5,087
                                                               ------------
                                                                  3,135,063
                                                               ------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $3,135,063)                                    3,135,063
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.5%
  (Identified cost $349,764,645)                                388,713,520(a)

OTHER ASSETS & LIABILITIES, NET -- 0.5%                           2,097,569
                                                               ------------
NET ASSETS -- 100.0%                                           $390,811,089
                                                               ============


----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $55,200,089 and gross depreciation of $16,457,521 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $349,970,952.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

                             PHOENIX INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------     ------------
DOMESTIC COMMON STOCKS -- 96.2%

AIRLINES -- 0.8%
SkyWest, Inc.                                       99,400     $  2,666,902

APPAREL RETAIL -- 1.3%
Charming Shoppes, Inc.(b)                          341,600        4,423,720

APPAREL, ACCESSORIES & LUXURY GOODS -- 3.1%
Perry Ellis International, Inc.(b)                 106,550        3,408,535
Unifirst Corp.                                      42,200        1,619,214
Warnaco Group Inc. (The)(b)                        186,000        5,282,400
                                                               ------------
                                                                 10,310,149
                                                               ------------
AUTO PARTS & EQUIPMENT -- 2.8%
Aftermarket Technology Corp.(b)                     74,100        1,799,148
Modine Manufacturing Co.                            96,300        2,205,270
Sauer-Danfoss, Inc.                                 64,000        1,926,400
Tenneco, Inc.(b)                                   141,870        3,612,010
                                                               ------------
                                                                  9,542,828
                                                               ------------
AUTOMOTIVE RETAIL -- 1.2%
Sonic Automotive, Inc. Class A                     145,100        4,135,350

BROADCASTING & CABLE TV -- 1.1%
Sinclair Broadcast Group, Inc. Class A             241,500        3,731,175

COAL & CONSUMABLE FUELS -- 0.7%
USEC, Inc.(b)                                      147,100        2,390,375

COMMODITY CHEMICALS -- 2.7%
Koppers Holdings, Inc.                              66,900        1,716,654
Pioneer Cos., Inc.(b)                               70,600        1,951,384
Spartech Corp.                                     187,200        5,492,448
                                                               ------------
                                                                  9,160,486
                                                               ------------
COMMUNICATIONS EQUIPMENT -- 1.9%
InterDigital Communications Corp.(b)               122,300        3,873,241
ViaSat, Inc.(b)                                     76,300        2,515,611
                                                               ------------
                                                                  6,388,852
                                                               ------------
COMPUTER STORAGE & PERIPHERALS -- 1.3%
Imation Corp.                                      110,600        4,466,028

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.6%
Commercial Vehicle Group, Inc.(b)                  101,500        2,090,900

CONSUMER FINANCE -- 0.6%
CompuCredit Corp.(b)                                59,650        1,862,273

DATA PROCESSING & OUTSOURCED SERVICES -- 0.5%
infoUSA, Inc.                                      166,000        1,596,920

ELECTRIC UTILITIES -- 2.8%
Cleco Corp.                                        179,400        4,633,902
El Paso Electric Co.(b)                            177,700        4,682,395
                                                               ------------
                                                                  9,316,297
                                                               ------------


                                                  Shares           Value
                                                ----------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
ELECTRICAL COMPONENTS & EQUIPMENT -- 2.0%
Acuity Brands, Inc.                                 61,300     $  3,337,172
Woodward Governor Co.                               81,800        3,367,706
                                                               ------------
                                                                  6,704,878
                                                               ------------
ELECTRONIC EQUIPMENT MANUFACTURERS -- 1.0%
Littelfuse, Inc.(b)                                 86,100        3,495,660

ELECTRONIC MANUFACTURING SERVICES -- 1.3%
Methode Electronics, Inc.                          190,800        2,818,116
TTM Technologies, Inc.(b)                          163,100        1,555,974
                                                               ------------
                                                                  4,374,090
                                                               ------------
ENVIRONMENTAL & FACILITIES SERVICES -- 0.5%
ABM Industries, Inc.                                60,200        1,588,678

FOOD RETAIL -- 1.2%
Ingles Markets, Inc. Class A                        39,000        1,592,760
Pantry, Inc. (The)(b)                               53,900        2,437,358
                                                               ------------
                                                                  4,030,118
                                                               ------------
FOOTWEAR -- 1.6%
Wolverine World Wide, Inc.                         183,100        5,231,167

GAS UTILITIES -- 1.3%
Laclede Group, Inc. (The)                           40,500        1,258,740
Southwest Gas Corp.                                 77,000        2,992,990
                                                               ------------
                                                                  4,251,730
                                                               ------------
HEALTH CARE FACILITIES -- 1.5%
Amsurg Corp. Class A(b)                            121,600        2,977,984
MedCath Corp.(b)                                    77,800        2,123,940
                                                               ------------
                                                                  5,101,924
                                                               ------------
HEALTH CARE SERVICES -- 2.8%
Alliance Imaging, Inc.(b)                          228,100        1,991,313
AMN Healthcare Services, Inc.(b)                    96,900        2,191,878
Apria Healthcare Group, Inc.(b)                    101,500        3,273,375
Emergency Medical Services Corp. Class A(b)         63,200        1,861,872
                                                               ------------
                                                                  9,318,438
                                                               ------------
HEALTH CARE SUPPLIES -- 1.1%
West Pharmaceutical Services, Inc.                  77,000        3,575,110

HOTELS, RESORTS & CRUISE LINES -- 0.3%
Interstate Hotels & Resorts, Inc.(b)               184,200        1,162,302

HOUSEHOLD APPLIANCES -- 0.9%
Helen of Troy Ltd.(b)                              127,100        2,886,441

HUMAN RESOURCES & EMPLOYMENT SERVICES -- 0.5%
Labor Ready, Inc.(b)                                84,400        1,602,756

HYPERMARKETS & SUPER CENTERS -- 0.8%
BJ's Wholesale Club, Inc.(b)                        83,300        2,818,039

                             PHOENIX INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)

INDUSTRIAL CONGLOMERATES -- 1.2%
Tredegar Corp.                                     178,900     $  4,077,131

INDUSTRIAL GASES -- 1.2%
Airgas, Inc.                                        93,700        3,949,455

INDUSTRIAL MACHINERY -- 2.0%
Columbus McKinnon Corp.(b)                         103,500        2,317,365
Nordson Corp.                                       96,500        4,483,390
                                                               ------------
                                                                  6,800,755
                                                               ------------
INTEGRATED TELECOMMUNICATION SERVICES -- 1.0%
CT Communications, Inc.                             72,400        1,744,840
General Communication, Inc. Class A(b)             103,100        1,443,400
                                                               ------------
                                                                  3,188,240
                                                               ------------
INTERNET SOFTWARE & SERVICES -- 0.4%
RealNetworks, Inc.(b)                              161,800        1,270,130

IT CONSULTING & OTHER SERVICES -- 2.5%
Acxiom Corp.                                       154,600        3,306,894
Ciber, Inc.(b)                                     258,700        2,035,969
SYKES Enterprises, Inc.(b)                         165,100        3,011,424
                                                               ------------
                                                                  8,354,287
                                                               ------------
LEISURE PRODUCTS -- 1.2%
RC2 Corp.(b)                                        98,500        3,978,415

MARINE -- 0.8%
Horizon Lines, Inc. Class A                         78,200        2,566,524

METAL & GLASS CONTAINERS -- 0.3%
AEP Industries, Inc.(b)                             22,800          980,400

MORTGAGE REITS -- 1.3%
American Home Mortgage Investment Corp.             28,800          777,312
NorthStar Realty Finance Corp.                     238,400        3,626,064
                                                               ------------
                                                                  4,403,376
                                                               ------------
MULTI-LINE INSURANCE -- 1.3%
Horace Mann Educators Corp.                        212,900        4,375,095

OFFICE REITS -- 1.8%
Parkway Properties, Inc.                            32,300        1,687,675
Ps Business Parks, Inc.                             62,900        4,435,708
                                                               ------------
                                                                  6,123,383
                                                               ------------
OFFICE SERVICES & SUPPLIES -- 0.6%
Knoll, Inc.                                         83,800        1,996,954


OIL & GAS DRILLING -- 0.7%
Grey Wolf, Inc.(b)                                 360,100        2,412,670


                                                  Shares           Value
                                                ----------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)

OIL & GAS EQUIPMENT & SERVICES -- 1.3%
Universal Compression Holdings, Inc.(b)             64,900     $  4,392,432

OIL & GAS EXPLORATION & PRODUCTION -- 1.9%
Penn Virginia Corp.                                 31,800        2,334,120
Swift Energy Co.(b)                                 95,200        3,976,504
                                                               ------------
                                                                  6,310,624
                                                               ------------
OIL & GAS REFINING & MARKETING -- 1.3%
Western Refining, Inc.                             115,800        4,518,516

OIL & GAS STORAGE & TRANSPORTATION -- 1.0%
Overseas Shipholding Group, Inc.                    55,050        3,446,130

PACKAGED FOODS & MEATS -- 1.7%
Chiquita Brands International, Inc.                151,100        2,118,422
Lancaster Colony Corp.                              79,400        3,508,686
                                                               ------------
                                                                  5,627,108
                                                               ------------
PAPER PACKAGING -- 1.7%
Rock-Tenn Co. Class A                              169,700        5,634,040

PAPER PRODUCTS -- 1.0%
Buckeye Technologies, Inc.(b)                      262,100        3,402,058

PERSONAL PRODUCTS -- 0.6%
Prestige Brands Holdings, Inc.(b)                  167,700        1,987,245

PROPERTY & CASUALTY INSURANCE -- 5.4%
American Physicians Capital, Inc.(b)                42,700        1,711,416
FPIC Insurance Group, Inc.(b)                       35,800        1,599,186
LandAmerica Financial Group, Inc.                   67,100        4,959,361
Ohio Casualty Corp.                                100,500        3,009,975
RLI Corp.                                           66,400        3,647,352
SeaBright Insurance Holdings, Inc.(b)               76,600        1,409,440
United America Indemnity Ltd. Class A(b)            68,600        1,591,520
                                                               ------------
                                                                 17,928,250
                                                               ------------
PUBLISHING -- 1.8%
Belo Corp. Class A                                 136,200        2,542,854
Journal Communications, Inc. Class A               256,900        3,367,959
                                                               ------------
                                                                  5,910,813
                                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.0%
Jones Lang LaSalle, Inc.                            31,900        3,326,532

REGIONAL BANKS -- 8.3%
AMCORE Financial, Inc.                              55,200        1,752,600
Central Pacific Financial Co.                       60,200        2,201,514
Chemical Financial Corp.                            49,600        1,477,584
Chittenden Corp.                                   122,700        3,704,313
City Holding Co.                                    38,300        1,549,235
Hanmi Financial Corp.                              170,600        3,251,636
Independent Bank Corp.                              48,375          985,399

                             PHOENIX INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                ----------     ------------
DOMESTIC COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
Integra Bank Corp.                                  59,100     $  1,317,339
Irwin Financial Corp.                               61,200        1,140,768
Nara Bancorp, Inc.                                  94,150        1,648,566
Pacific Capital Bancorp                             42,618        1,368,890
Trustmark Corp.                                    112,800        3,162,912
United Bankshares, Inc.                             78,200        2,739,346
United Community Banks, Inc.                        50,325        1,650,157
                                                               ------------
                                                                 27,950,259
                                                               ------------
RESTAURANTS -- 1.1%
Bob Evans Farms, Inc.                               36,000        1,330,200
CEC Entertainment, Inc.(b)                          55,500        2,305,470
                                                               ------------
                                                                  3,635,670
                                                               ------------
RETAIL REITS -- 1.2%
National Retail Properties, Inc.                    80,200        1,940,038
Pennsylvania Real Estate Investment Trust           48,100        2,132,273
                                                               ------------
                                                                  4,072,311
                                                               ------------
SEMICONDUCTORS -- 1.1%
AMIS Holdings, Inc.(b)                             187,100        2,048,745
Silicon Storage Technology, Inc.(b)                304,200        1,499,706
                                                               ------------
                                                                  3,548,451
                                                               ------------
SPECIALIZED CONSUMER SERVICES -- 0.4%
Stewart Enterprises, Inc. Class A                  176,400        1,421,784

SPECIALIZED REITS -- 4.4%
Ashford Hospitality Trust, Inc.                    323,200        3,859,008
Entertainment Properties Trust                      57,990        3,493,898
LTC Properties, Inc.                                94,600        2,451,086
Nationwide Health Properties, Inc.                 111,700        3,491,742
Winston Hotels, Inc.                               100,000        1,503,000
                                                               ------------
                                                                 14,798,734
                                                               ------------
SPECIALTY CHEMICALS -- 1.4%
OM Group, Inc.(b)                                   59,800        2,671,864
Sensient Technologies Corp.                         81,200        2,093,336
                                                               ------------
                                                                  4,765,200
                                                               ------------
STEEL -- 1.6%
Chaparral Steel Co.                                 45,200        2,629,284
Commercial Metals Co.                               89,900        2,818,365
                                                               ------------
                                                                  5,447,649
                                                               ------------
THRIFTS & MORTGAGE FINANCE -- 1.8%
Downey Financial Corp.                              35,700        2,304,078
First Niagara Financial Group, Inc.                258,600        3,597,126
                                                               ------------
                                                                  5,901,204
                                                               ------------
TRUCKING -- 1.7%
Dollar Thrifty Automotive Group, Inc.(b)           110,385        5,634,050



--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
  (Identified cost $291,050,017)                                322,359,461
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c) -- 2.3%

COMPUTER STORAGE & PERIPHERALS -- 0.6%
Xyratex Ltd. (United States)(b)                     85,600     $  2,043,272

ELECTRONIC MANUFACTURING SERVICES -- 0.7%
NAM TAI Electronics, Inc. (Hong Kong)              182,400        2,362,080

REINSURANCE -- 1.0%
Platinum Underwriters Holdings Ltd.
  (United States)                                  106,200        3,406,896
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $7,857,835)                                    7,812,248
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Long Term Investments--98.5%
  (Identified Cost $298,907,852)                                330,171,709
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.6%
MONEY MARKET MUTUAL FUNDS -- 1.6%
AIM Short-Term Investments Liquid
  Assets Portfolio (seven day
  effective yield 5.25%)                         4,989,738        4,989,738
Goldman Sachs Financial Square
  Money Market Portfolio (seven
  day effective yield 5.19%)                       147,387          147,387
                                                               ------------
                                                                  5,137,125
                                                               ------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $5,137,125)                                    5,137,125
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.1%
  (Identified cost $304,044,977)                                335,308,834(a)

OTHER ASSETS & LIABILITIES, NET -- (0.1%)                          (295,116)
                                                               ------------
NET ASSETS -- 100.0%                                           $335,013,718
                                                               ============

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $43,114,004 and gross depreciation of $12,154,355 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $304,349,185.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

                             PHOENIX INSIGHT FUNDS
                                   BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
U.S. GOVERNMENT SECURITIES -- 23.8%

U.S. TREASURY BOND -- 3.7%
U.S. Treasury Bond(e)
    6.250%                  8/15/23                $ 5,915     $  6,790,698
                                                               ------------
                                                                  6,790,698
                                                               ------------
U.S. TREASURY NOTES -- 20.1%
U.S. Treasury Note(e)
    4.875%                  5/15/09                 21,405       21,520,395
    4.000%                 11/15/12                 13,455       13,101,806
    4.750%                  5/15/14                  1,971        1,988,784
                                                               ------------
                                                                 36,610,985
                                                               ------------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $43,340,485)                                  43,401,683
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 33.9%
FNMA
    5.500%                   2/1/37                 29,610       28,937,036
    5.000%                   3/1/37                 15,525       14,997,958
FNMA TBA(h)
    5.500%                   5/1/21                 17,875       17,914,111
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $61,975,203)                                  61,849,105
--------------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS -- 29.2%

ADVERTISING -- 0.3%
Affinion Group, Inc.
   10.125%                 10/15/13                    500          547,500

AEROSPACE & DEFENSE -- 0.9%
Armor Holdings, Inc.
    8.250%                  8/15/13                    250          263,750
Esterline Technologies Corp.
    7.750%                  6/15/13                    250          258,125
L-3 Communications Corp.
    5.875%                  1/15/15                    500          488,125
United Technologies Corp.
    4.875%                   5/1/15                    640          619,878
                                                               ------------
                                                                  1,629,878
                                                               ------------
APPLICATION SOFTWARE -- 0.2%
Intuit, Inc.
    5.750%                  3/15/17                    295          291,037
                                                               ------------
                                                                    291,037
                                                               ------------
AUTOMOBILE MANUFACTURERS -- 0.2%
Daimlerchrysler NA Holding Corp.
    5.750%                   9/8/11                    425          431,771

AUTOMOTIVE RETAIL -- 0.3%
Hertz Corp.
    8.875%                   1/1/14                    500          541,250



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)

BIOTECHNOLOGY -- 0.4%
Amgen, Inc.
    4.850%                 11/18/14                 $  730     $    706,825

BROADCASTING & CABLE TV -- 1.3%
Charter Communications Operating
  LLC/Charter Communications
  Operating Capital 144A(b)
    8.375%                  4/30/14                    500          523,125
Comcast Corp.
    4.950%                  6/15/16                    460          437,110
    6.450%                  3/15/37                    465          465,530
Echostar DBS Corp.
    7.125%                   2/1/16                    500          518,750
Mediacom Broadband LLC
    8.500%                 10/15/15                    350          359,625
                                                               ------------
                                                                  2,304,140
                                                               ------------
BUILDING PRODUCTS -- 0.2%
Ply Gem Industries, Inc.
    9.000%                  2/15/12                    320          279,200

CASINOS & GAMING -- 1.0%
American Real Estate Partners
  LP/American Real Estate Finance
    Corp.
    7.125%                  2/15/13                    400          397,000
MGM Mirage, Inc.
    6.750%                   9/1/12                    500          499,375
OED Corp./Diamond Jo LLC
    8.750%                  4/15/12                    275          274,312
Station Casinos, Inc.
    7.750%                  8/15/16                    420          433,125
Wynn Las Vegas LLC/Wynn Las
  Vegas Capital Corp.
    6.625%                  12/1/14                    250          248,750
                                                               ------------
                                                                  1,852,562
                                                               ------------
COAL & CONSUMABLE FUELS -- 0.6%
Arch Western Finance LLC
    6.750%                   7/1/13                    500          494,375
Peabody Energy Corp. Series B
    6.875%                  3/15/13                    500          511,250
                                                               ------------
                                                                  1,005,625
                                                               ------------
COMMERCIAL PRINTING -- 0.2%
Donnelley (R.R.) & Sons Co.
    5.625%                  1/15/12                    205          206,770
    6.125%                  1/15/17                    205          206,171
                                                               ------------
                                                                    412,941
                                                               ------------
COMMUNICATIONS EQUIPMENT -- 1.4%
Cisco Systems, Inc.
    5.440%(d)               2/20/09                  1,640        1,642,383
    5.500%                  2/22/16                    745          750,154

                             PHOENIX INSIGHT FUNDS
                                   BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
COMMUNICATIONS EQUIPMENT (CONTINUED)
Dycom Industries, Inc.
    8.125%                 10/15/15                 $  165     $    174,075
                                                               ------------
                                                                  2,566,612
                                                               ------------
CONSTRUCTION MATERIALS -- 0.0%
Momentive Performance Materials,
  Inc. 144A(b)
    9.750%                  12/1/14                     80           82,800

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.1%
Trinity Industries, Inc.
    6.500%                  3/15/14                    250          248,750

CONSUMER FINANCE -- 2.3%
American General Finance Corp.
    5.400%                  12/1/15                    910          905,341
Capital One Financial Corp.
    6.150%                   9/1/16                    470          476,716
Ford Motor Credit Co.
    8.625%                  11/1/10                    500          510,649
GMAC LLC
    6.750%                  12/1/14                    750          738,404
Residential Capital LLC
    6.375%                  6/30/10                  1,180        1,179,683
    6.500%                  4/17/13                    360          356,582
                                                               ------------
                                                                  4,167,375
                                                               ------------
DIVERSIFIED BANKS -- 0.5%
HSBC Bank USA
    5.875%                  11/1/34                    220          215,143
Wells Fargo & Co.
    5.125%                  9/15/16                    655          643,564
                                                               ------------
                                                                    858,707
                                                               ------------
DIVERSIFIED CAPITAL MARKETS -- 0.3%
UBS Preferred Funding Trust(d)
    6.243%                  5/15/49                    455          469,736

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.3%
FTI Consulting, Inc.
    7.750%                  10/1/16                    220          232,100
International Lease Finance Corp.
    5.625%                  9/20/13                    240          244,627
                                                               ------------
                                                                    476,727
                                                               ------------
ELECTRIC UTILITIES -- 0.3%
Reliant Energy, Inc.
    9.500%                  7/15/13                    500          546,875

FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.2%
Mosaic Co. (The) 144A(b)
    7.625%                  12/1/16                    210          222,600



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
FERTILIZERS & AGRICULTURAL CHEMICALS (CONTINUED)
Terra Capital, Inc. 144A(b)
    7.000%                   2/1/17                  $ 110     $    110,000
                                                               ------------
                                                                    332,600
                                                               ------------
FOOD RETAIL -- 0.3%
Stater Brothers Holdings(d)
    8.855%                  6/15/10                    500          510,000

FOREST PRODUCTS -- 0.2%
Weyerhaeuser Co.
    6.950%                   8/1/17                    330          349,402

GAS UTILITIES -- 0.3%
Ferrellgas Escrow LLC/Ferrellgas
  Finance Escrow Corp.
    6.750%                   5/1/14                    500          492,500
                                                               ------------
                                                                    492,500
                                                               ------------
HEALTH CARE DISTRIBUTORS -- 0.1%
McKesson Corp.
    5.250%                   3/1/13                    190          189,421

HEALTH CARE FACILITIES -- 0.3%
HCA, Inc. 144A(b)
    9.250%                 11/15/16                     30           32,437
US Oncology, Inc.
   10.750%                  8/15/14                    500          560,000
                                                               ------------
                                                                    592,437
                                                               ------------
HEALTH CARE SERVICES -- 0.2%
Omnicare, Inc.
    6.875%                 12/15/15                    445          451,119

HOME FURNISHINGS -- 0.4%
Mohawk Industries, Inc.
    6.125%                  1/15/16                    685          687,458

HOUSEWARES & SPECIALTIES -- 0.5%
Fortune Brands, Inc.
    5.375%                  1/15/16                    950          912,965

HYPERMARKETS & SUPER CENTERS -- 0.2%
Costco Wholesale Corp.
    5.500%                  3/15/17                    325          325,699

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
TXU Corp. Series P
    5.550%                 11/15/14                    250          222,670

                             PHOENIX INSIGHT FUNDS
                                   BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)

INTEGRATED OIL & GAS -- 0.3%
ConocoPhillips Canada Funding Co.
    5.625%                 10/15/16                 $  450     $    457,456

INTEGRATED TELECOMMUNICATION SERVICES -- 1.5%
BellSouth Corp.(d)
    5.460%                  8/15/08                    410          410,213
Cincinnati Bell, Inc.
    7.250%                  7/15/13                    215          224,137
New Cingular Wireless Services, Inc.
    8.750%                   3/1/31                    230          296,687
Qwest Communications International,
  Inc. Series B
    7.500%                  2/15/14                    500          517,500
Qwest Corp.
    8.875%                  3/15/12                    500          555,000
Telcordia Technologies, Inc.
  144A(b)
   10.000%                  3/15/13                    275          258,500
Verizon Global Funding Corp.
    7.750%                  12/1/30                    420          486,818
                                                               ------------
                                                                  2,748,855
                                                               ------------
INVESTMENT BANKING & BROKERAGE -- 1.0%
E*TRADE Financial Corp.
    7.375%                  9/15/13                    500          525,000
Goldman Sachs Group, Inc. (The)
    5.250%                 10/15/13                    460          455,510
Lehman Brothers Holdings, Inc.
    5.500%                   4/4/16                    455          452,432
Merrill Lynch & Co., Inc.
    6.110%                  1/29/37                    380          368,397
                                                               ------------
                                                                  1,801,339
                                                               ------------
LIFE & HEALTH INSURANCE -- 1.3%
Lincoln National Corp.(d)
    6.050%                  4/20/17                     95           92,835
Metlife, Inc.
    6.400%                 12/15/36                    630          615,128
Protective Life Secured Trusts
    4.000%                   4/1/11                  1,370        1,317,566
UnumProvident Finance Co. plc 144A(b)
    6.850%                 11/15/15                    310          323,789
                                                               ------------
                                                                  2,349,318
                                                               ------------
MANAGED HEALTH CARE -- 0.1%
Coventry Health Care, Inc.
    6.125%                  1/15/15                    250          254,350

METAL & GLASS CONTAINERS -- 0.5%
Owens-Brockway Glass Container, Inc.
    8.875%                  2/15/09                    879          900,975



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
MOVIES & ENTERTAINMENT -- 0.5%
Time Warner, Inc.
    5.875%                 11/15/16                  $ 205     $    206,707
    6.500%                 11/15/36                    195          194,448
WMG Holdings Corp.(d)
    0.000%                 12/15/14                    750          577,500
                                                               ------------
                                                                    978,655
                                                               ------------
MULTI-LINE INSURANCE -- 0.9%
Genworth Financial, Inc.(d)
    6.150%                 11/15/49                    285          280,720
Genworth Global Funding Trusts
    5.125%                  3/15/11                    920          920,108
Loews Corp.
    5.250%                  3/15/16                    460          450,990
                                                               ------------
                                                                  1,651,818
                                                               ------------
MULTI-UTILITIES -- 0.4%
Consolidated Edison Co. of New York
    5.850%                  3/15/36                    360          356,466
MidAmerican Energy Co.
    5.800%                 10/15/36                    460          453,529
                                                               ------------
                                                                    809,995
                                                               ------------
OFFICE REITS -- 0.1%
Duke Realty LP
    5.625%                  8/15/11                    150          151,740

OIL & GAS EQUIPMENT & SERVICES -- 0.4%
GulfMark Offshore, Inc.
    7.750%                  7/15/14                    500          510,000
Seitel, Inc. 144A(b)
    9.750%                  2/15/14                    180          183,150
                                                               ------------
                                                                    693,150
                                                               ------------
OIL & GAS EXPLORATION & PRODUCTION -- 0.7%
Apache Corp.
    6.000%                  1/15/37                    360          358,486
Chesapeake Energy Corp.
    6.625%                  1/15/16                    750          759,375
Plains Exploration & Production Co.
    7.000%                  3/15/17                    115          116,150
                                                               ------------
                                                                  1,234,011
                                                               ------------
OIL & GAS STORAGE & TRANSPORTATION -- 0.9%
Atlas Pipeline Partners LP
    8.125%                 12/15/15                    250          258,750
Enbridge Energy Partners LP
    5.875%                 12/15/16                    230          231,073
Holly Energy Partners LP
    6.250%                   3/1/15                    250          240,000
Kinder Morgan Energy Partners LP
    7.300%                  8/15/33                    425          459,087
Pacific Energy Partners LP/Pacific
  Energy Finance Corp.
    6.250%                  9/15/15                    250          250,395

                             PHOENIX INSIGHT FUNDS
                                   BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
OIL & GAS STORAGE & TRANSPORTATION (CONTINUED)
SemGroup LP 144A(b)
    8.750%                 11/15/15                 $  250     $    255,000
                                                               ------------
                                                                  1,694,305
                                                               ------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 1.4%
Bank of America Corp.
    5.750%                  8/15/16                    715          727,348
Citigroup, Inc.
    5.000%                  9/15/14                    550          536,943
General Electric Capital Corp.
    4.875%                 10/21/10                  1,390        1,382,705
                                                               ------------
                                                                  2,646,996
                                                               ------------
PACKAGED FOODS & MEATS -- 0.1%
Pilgrim's Pride Corp.
    8.375%                   5/1/17                    275          272,937

PAPER PRODUCTS -- 0.3%
Exopack Holding Corp.
   11.250%                   2/1/14                    500          537,500

PHARMACEUTICALS -- 0.5%
Wyeth
    5.500%                  3/15/13                    920          927,851

PRECIOUS METALS & MINERALS -- 0.0%
PNA Group, Inc. 144A(b)
   10.750%                   9/1/16                     80           86,400

PROPERTY & CASUALTY INSURANCE -- 0.7%
Chubb Corp.(d)
    6.375%                  3/29/37                    325          324,171
CNA Financial Corp.
    6.500%                  8/15/16                    865          895,774
                                                               ------------
                                                                  1,219,945
                                                               ------------
PUBLISHING -- 0.3%
Primedia, Inc.
    8.875%                  5/15/11                    250          258,125
    8.000%                  5/15/13                    250          260,000
                                                               ------------
                                                                    518,125
                                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.1%
Colonial Realty LP
    6.050%                   9/1/16                    370          377,770
Realogy Corp. 144A(b)
    6.500%                 10/15/16                  1,630        1,666,675
                                                               ------------
                                                                  2,044,445
                                                               ------------
RESIDENTIAL REITS -- 0.7%
Archstone-Smith Trust
    5.750%                  3/15/16                    550          557,555
AvalonBay Communities, Inc.
    5.750%                  9/15/16                    265          268,499



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
RESIDENTIAL REITS (CONTINUED)
ERP Operating LP
    5.375%                   8/1/16                 $  475     $    471,306
                                                               ------------
                                                                  1,297,360
                                                               ------------
RETAIL REITS -- 0.3%
Simon Property Group LP
    5.600%                   9/1/11                    520          528,073

SEMICONDUCTORS -- 0.1%
Freescale Semiconductor, Inc. 144A(b)
    8.875%                 12/15/14                    160          161,000

SPECIALIZED FINANCE -- 0.1%
CIT Group, Inc.
    5.650%                  2/13/17                    255          251,867

SPECIALIZED REITS -- 0.3%
Felcor Lodging LP 144A(b)(d)
    7.275%                  12/1/11                    150          152,250
Host Marriott LP Series O
    6.375%                  3/15/15                    250          249,375
Ventas Realty LP/Ventas Capital Corp.
    9.000%                   5/1/12                     70           79,100
    6.750%                   4/1/17                     90           93,600
                                                               ------------
                                                                    574,325
                                                               ------------
STEEL -- 0.3%
Gibraltar Industries, Inc. Series B
    8.000%                  12/1/15                    500          507,500

TOBACCO -- 0.4%
Reynolds American, Inc.
    7.300%                  7/15/15                    750          786,724

TRUCKING -- 0.2%
Avis Budget Car Rental LLC/Avis
  Budget Finance, Inc. 144A(b)
    7.750%                  5/15/16                    365          373,212

WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Sprint Nextel Corp.
    6.000%                  12/1/16                    285          280,470
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $52,292,748)                                  53,227,279
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 1.9%
Countrywide Alternative Loan Trust
  06-0A12, M8(d)
    7.570%                  9/20/46                  4,004        3,485,068

                             PHOENIX INSIGHT FUNDS
                                   BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
DLJ Mortgage Acceptance Corp. 96-M,
  1 144A(b)(d)(f)
    0.000%                 11/28/11                 $   18     $     14,486
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $3,943,262)                                    3,499,554
--------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(c) -- 5.6%

AUSTRALIA -- 0.4%
WEA Finance LLC/WCI Finance LLC 144A(b)
    5.700%                  10/1/16                    690          698,568

BERMUDA -- 0.3%
Intelsat Subsidiary Holding Co. Ltd.
    8.625%                  1/15/15                    500          537,500

CANADA -- 1.1%
Canadian Natural Resources Ltd.
    6.500%                  2/15/37                    580          588,322
Norampac, Inc.
    6.750%                   6/1/13                    200          198,750
Rogers Wireless, Inc.
    6.375%                   3/1/14                    500          515,000
Trans-Canada Pipelines Ltd.
    5.850%                  3/15/36                    465          454,769
Xstrata Finance Canada Ltd. 144A(b)
    5.800%                 11/15/16                    295          296,273
                                                               ------------
                                                                  2,053,114
                                                               ------------
JAPAN -- 1.2%
MUFG Capital Finance 1 Ltd.(d)
    6.346%                  7/29/49                    925          944,852
Resona Bank Ltd. 144A(b)(d)
    5.850%                  9/29/49                    640          636,872
SMFG Preferred Capital 1 Ltd.
  144A(b)(d)
    6.078%                  1/29/49                    555          556,077
                                                               ------------
                                                                  2,137,801
                                                               ------------
NETHERLANDS -- 0.8%
ING Groep N.V.(d)
    5.775%                 12/29/49                    910          905,336
NXP BV/NXP Funding LLC 144A(b)
    7.875%                 10/15/14                     90           93,375
    9.500%                 10/15/15                    175          181,563
Shell International Finance Corp. BV
    5.625%                  6/27/11                    325          333,266
                                                               ------------
                                                                  1,513,540
                                                               ------------



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----      -----------
FOREIGN CORPORATE BONDS (CONTINUED)

SPAIN -- 0.4%
Santander Issuances S.A.144A(b)
    5.911%                  6/20/16                 $  675     $    698,225
                                                               ------------
                                                                    698,225
                                                               ------------
SWITZERLAND -- 0.3%
Swiss RE Capital I LP 144A(b)(d)
    6.854%                  5/29/49                    600          619,838
                                                               ------------
                                                                    619,838
                                                               ------------
UNITED KINGDOM -- 0.7%
BSKYB Finance UK plc 144A(b)
    6.500%                 10/15/35                    460          455,802
HBOS plc 144A(b)(d)
    6.413%                  10/1/35                    490          478,813
Lloyds TSB Group plc 144A(b)(d)
    6.267%                 12/31/49                    350          343,968
                                                               ------------
                                                                  1,278,583
                                                               ------------
UNITED STATES -- 0.4%
Stratos Global Corp.
    9.875%                  2/15/13                    160          171,600
Teva Pharmaceuticals Finance LLC
    6.150%                   2/1/36                    550          530,481
                                                               ------------
                                                                    702,081
                                                               ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $9,943,386)                                   10,239,250
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Long Term Investments--94.4%
  (Identified Cost $171,495,084)                                172,216,871
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 39.0%
FEDERAL AGENCY SECURITIES(g) -- 39.0%
FHLB
    5.110%                   4/2/07                $10,000     $ 10,000,000
    5.150%                  5/29/07                 38,000       38,000,000
FNMA
    5.000%                   4/2/07                  3,200        3,200,000

                             PHOENIX INSIGHT FUNDS
                                   BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
SHORT-TERM INVESTMENTS (CONTINUED)
FEDERAL AGENCY SECURITIES (CONTINUED)
International Bank for Reconstruction
  and Development (World Bank)
    5.130%                   4/5/07                $20,000     $ 19,991,450
                                                               ------------
                                                                 71,191,450
                                                               ------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $70,871,442)                                  71,191,450
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 133.4%
(Identified cost $242,366,526)                                  243,408,321(a)

OTHER ASSETS & LIABILITIES, NET -- (33.4%)                      (60,930,388)
                                                               ------------
NET ASSETS -- 100.0%                                           $182,477,933
                                                               ============

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,825,562 and gross depreciation of $820,003 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $242,402,762.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $7,838,121 or 4.3% of net assets.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(e) All or a portion segregated as collateral for when-issued securities.
(f) Illiquid and restricted security. At March 31, 2007, this security amounted to a value of $14,486 or 0% of net assets. For acquisition information, see
    Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(g) The rate shown is the discount rate.
(h) When-issued security.

                             PHOENIX INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS -- 84.1%
ADVERTISING -- 1.8%
Affinion Group, Inc.
   10.125%                 10/15/13                 $  620      $   678,900
   11.500%                 10/15/15                    585          646,425
                                                                -----------
                                                                  1,325,325
                                                                -----------
AEROSPACE & DEFENSE -- 2.4%
Armor Holdings, Inc.
    8.250%                  8/15/13                    450          474,750
Esterline Technologies Corp.
    7.750%                  6/15/13                    250          258,125
Esterline Technologies Corp. 144A(b)
    6.625%                   3/1/17                    220          222,200
L-3 Communications Corp.
    5.875%                  1/15/15                    800          781,000
                                                                -----------
                                                                  1,736,075
                                                                -----------
APPAREL RETAIL -- 0.7%
Payless ShoeSource, Inc.
    8.250%                   8/1/13                    510          535,500

AUTOMOTIVE RETAIL -- 1.4%
Hertz Corp.
    8.875%                   1/1/14                    650          703,625
   10.500%                   1/1/16                    240          274,800
                                                                -----------
                                                                    978,425
                                                                -----------
BROADCASTING & CABLE TV -- 7.5%
Charter Communications Holdings II
  LLC/Charter Communications Holdings
  II Capital Corp.
   10.250%                  9/15/10                    500          530,000
Charter Communications Operating
  LLC/Charter Communications
  Operating Capital 144A(b)
    8.375%                  4/30/14                    750          784,687
Echostar DBS Corp.
    6.625%                  10/1/14                    750          756,563
    7.125%                   2/1/16                    750          778,125
Intelsat Corp. 144A(b)
    9.000%                  6/15/16                    340          376,125
Mediacom Broadband LLC
    8.500%                 10/15/15                  1,000        1,027,500
Umbrella Acquisition, Inc. PIK 144A(b)
    9.750%                  3/15/15                    975          976,219
United Artists Theatre Circuit, Inc.
  Series 95-A(f)
    9.300%                   7/1/15                    200          201,239
                                                                -----------
                                                                  5,430,458
                                                                -----------
BUILDING PRODUCTS -- 1.6%
Goodman Global Holdings, Inc.
  Series B(d)
    8.329%                  6/15/12                    400          403,000
Ply Gem Industries, Inc.
    9.000%                  2/15/12                    860          750,350
                                                                -----------
                                                                  1,153,350
                                                                -----------



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
CASINOS & GAMING -- 4.1%
American Casino & Entertainment
  Properties LLC
    7.850%                   2/1/12                 $   90      $    94,050
American Real Estate Partners
  LP/American Real Estate Finance
  Corp.
    8.125%                   6/1/12                    700          715,750
    7.125%                  2/15/13                     80           79,400
Caesars Entertainment, Inc.
    8.125%                  5/15/11                    300          319,125
MGM Mirage, Inc.
    6.750%                   4/1/13                    125          124,687
OED Corp./Diamond Jo LLC
    8.750%                  4/15/12                    575          573,562
Seminole Tribe of Florida 144A(b)
    5.798%                  10/1/13                    250          249,303
    6.535%                  10/1/20                    250          246,178
Station Casinos, Inc.
    6.625%                  3/15/18                    660          590,700
                                                                -----------
                                                                  2,992,755
                                                                -----------
CATALOG RETAIL -- 0.8%
Harry & David Holdings, Inc.
    9.000%                   3/1/13                    570          584,250

COMMODITY CHEMICALS -- 0.5%
Lyondell Chemical Co.
    8.000%                  9/15/14                     85           89,463
    8.250%                  9/15/16                    280          301,000
                                                                -----------
                                                                    390,463
                                                                -----------
COMMUNICATIONS EQUIPMENT -- 1.2%
Dycom Industries, Inc.
    8.125%                 10/15/15                    852          898,860

CONSTRUCTION MATERIALS -- 1.4%
Momentive Performance Materials,
Inc. 144A(b)
    9.750%                  12/1/14                  1,000        1,035,000

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.4%
Trinity Industries, Inc.
    6.500%                  3/15/14                    325          323,375

CONSUMER FINANCE -- 4.3%
Ford Motor Credit Co.
    7.375%                   2/1/11                     65           63,982
    9.875%                  8/10/11                    160          169,590
    7.000%                  10/1/13                  1,000          929,587
    8.000%                 12/15/16                    425          409,627
GMAC LLC
    6.750%                  12/1/14                  1,250        1,230,674
    8.000%                  11/1/31                    265          284,118
                                                                -----------
                                                                  3,087,578
                                                                -----------

                             PHOENIX INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)

DEPARTMENT STORES -- 0.8%
Bon-Ton Stores, Inc. (The)
   10.250%                  3/15/14                 $  540      $   582,525

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 2.3%
FTI Consulting, Inc.
    7.750%                  10/1/16                    305          321,775
Rental Services
    5.350%                   1/2/17                  1,000        1,012,500
West Corp. 144A(b)
    9.500%                 10/15/14                    305          317,200
                                                                -----------
                                                                  1,651,475
                                                                -----------
DIVERSIFIED METALS & MINING -- 1.5%
FreePort-McMoRan Copper & Gold,
  Inc. (Indonesia)(c)
    8.375%                   4/1/17                    995        1,078,331

ELECTRIC UTILITIES -- 2.4%
Reliant Energy, Inc.
    9.500%                  7/15/13                    500          546,875
    6.750%                 12/15/14                  1,145        1,215,131
                                                                -----------
                                                                  1,762,006
                                                                -----------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.3%
Belden Credit, Inc. 144A(b)
    7.000%                  3/15/17                    185          189,629

FERTILIZERS & AGRICULTURAL CHEMICALS -- 2.9%
Terra Capital, Inc. 144A(b)
    7.000%                   2/1/17                    735          735,000
Tronox Worldwide LLC/Tronox Finance
  Corp.
    9.500%                  12/1/12                  1,245        1,325,925
                                                                -----------
                                                                  2,060,925
                                                                -----------
FOOD RETAIL -- 1.8%
Stater Brothers Holdings
    8.855%(d)               6/15/10                    565          576,300
    8.125%                  6/15/12                    695          719,325
                                                                -----------
                                                                  1,295,625
                                                                -----------
GAS UTILITIES -- 0.6%
Ferrellgas Escrow LLC/Ferrellgas
  Finance Escrow Corp.
    6.750%                   5/1/14                    435          428,475

HEALTH CARE EQUIPMENT -- 0.1%
Advanced Medical Optics, Inc.
  144A(b)
    7.500%                   5/1/17                     90           91,125

HEALTH CARE FACILITIES -- 2.1%
HCA, Inc. 144A(b)
    9.250%                 11/15/16                    435          470,344



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
HEALTH CARE FACILITIES (CONTINUED)
US Oncology Holdings, Inc.(d)
   10.580%                  3/15/15                 $  170      $   174,250
US Oncology Holdings, Inc. PIK 144A(b)
    9.797%                  3/15/12                    275          279,125
US Oncology, Inc.
   10.750%                  8/15/14                    500          560,000
                                                                -----------
                                                                  1,483,719
                                                                -----------
HEALTH CARE SERVICES -- 0.8%
Omnicare, Inc.
    6.875%                 12/15/15                    560          567,700

INTEGRATED TELECOMMUNICATION SERVICES -- 5.5%
Hughes Network Systems, Inc.
  LLC/Hughes Network Finance Corp.
    9.500%                  4/15/14                    990        1,046,925
Qwest Communications International,
  Inc.
    7.500%                  2/15/14                  2,000        2,070,000
Telcordia Technologies, Inc. 144A(b)
   10.000%                  3/15/13                    775          728,500
Windstream Corp. 144A(b)
    7.000%                  3/15/19                     95           95,475
                                                                -----------
                                                                  3,940,900
                                                                -----------
INVESTMENT BANKING & BROKERAGE -- 0.7%
BCP Crystal US Holdings Corp.
    9.625%                  6/15/14                    182          207,647
E*TRADE Financial Corp.
    7.375%                  9/15/13                    250          262,500
                                                                -----------
                                                                    470,147
                                                                -----------
LIFE & HEALTH INSURANCE -- 0.6%
UnumProvident Finance Co. plc 144A(b)
    6.850%                 11/15/15                    410          428,238

METAL & GLASS CONTAINERS -- 1.8%
AEP Industries, Inc.
    7.875%                  3/15/13                    695          712,375
Owens-Brockway Glass Container, Inc.
    8.875%                  2/15/09                    587          601,675
                                                                -----------
                                                                  1,314,050
                                                                -----------
MOVIES & ENTERTAINMENT -- 1.0%
WMG Holdings Corp.(d)
    0.000%                 12/15/14                    930          716,100

OFFICE ELECTRONICS -- 0.2%
Xerox Corp.
    6.750%                   2/1/17                    150          156,963

OIL & GAS EQUIPMENT & SERVICES -- 1.8%
Complete Production Services, Inc.
  144A(b)
    8.000%                 12/15/16                    185          190,550

                             PHOENIX INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
GulfMark Offshore, Inc.
    7.750%                  7/15/14                 $  275      $   280,500
Seitel, Inc. 144A(b)
    9.750%                  2/15/14                    780          793,650
                                                                -----------
                                                                  1,264,700
                                                                -----------
OIL & GAS EXPLORATION & PRODUCTION -- 1.6%
Chesapeake Energy Corp.
    6.625%                  1/15/16                    750          759,375
Plains Exploration & Production Co.
    7.000%                  3/15/17                    425          429,250
                                                                -----------
                                                                  1,188,625
                                                                -----------
OIL & GAS REFINING & MARKETING -- 1.6%
Giant Industries, Inc.
    8.000%                  5/15/14                  1,050        1,139,250

OIL & GAS STORAGE & TRANSPORTATION -- 2.5%
Atlas Pipeline Partners LP
    8.125%                 12/15/15                    250          258,750
Holly Energy Partners LP
    6.250%                   3/1/15                    500          480,000
Pacific Energy Partners LP/Pacific
  Energy Finance Corp.
    7.125%                  6/15/14                    140          146,363
    6.250%                  9/15/15                    250          250,394
SemGroup LP 144A(b)
    8.750%                 11/15/15                    625          637,500
                                                                -----------
                                                                  1,773,007
                                                                -----------
PACKAGED FOODS & MEATS -- 2.0%
Pilgrim's Pride Corp.
    9.625%                  9/15/11                    500          522,500
    7.625%                   5/1/15                    245          245,613
    8.375%                   5/1/17                    655          650,087
                                                                -----------
                                                                  1,418,200
                                                                -----------
PAPER PRODUCTS -- 2.7%
Exopack Holding Corp.
   11.250%                   2/1/14                  1,050        1,128,750
Verso Paper Holdings, Inc. LLC 144A(b)
    9.110%                   8/1/14(d)                 410          422,300
   11.375%                   8/1/16                    385          405,212
                                                                -----------
                                                                  1,956,262
                                                                -----------
PRECIOUS METALS & MINERALS -- 1.0%
PNA Group, Inc. 144A(b)
   10.750%                   9/1/16                    682          736,560

PUBLISHING -- 3.2%
Idearc, Inc. 144A(b)
    8.000%                 11/15/16                    950          982,062
Primedia, Inc.
    8.875%                  5/15/11                    290          299,425
    8.000%                  5/15/13                    500          520,000



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
PUBLISHING (CONTINUED)
Reader's Digest Association (The)
  144A(b)
    9.000%                  2/15/17                 $  490      $   474,075
                                                                -----------
                                                                  2,275,562
                                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.9%
Realogy Corp. 144A(b)
    6.500%                 10/15/16                  2,050        2,096,125

SEMICONDUCTORS -- 1.8%
Freescale Semiconductor, Inc. 144A(b)
    8.875%                 12/15/14                    905          910,656
   10.125%                 12/15/16                    355          357,663
                                                                -----------
                                                                  1,268,319
                                                                -----------
SPECIALIZED CONSUMER SERVICES -- 0.8%
Vertrue, Inc.
    9.250%                   4/1/14                    500          550,000

SPECIALIZED FINANCE -- 0.3%
PNA Intermediate Holding Corp.
  144A(b)(d)
   12.360%                  2/15/13                    195          200,850

SPECIALIZED REITS -- 0.7%
Felcor Lodging LP
    8.500%                   6/1/11                    490          527,363

SPECIALIZED REITS -- 1.9%
Ventas Realty LP/Ventas Capital
  Corp.
    9.000%                   5/1/12                    330          372,900
    6.750%                   4/1/17                    990        1,029,600
                                                                -----------
                                                                  1,402,500
                                                                -----------
STEEL -- 1.6%
Gibraltar Industries, Inc. Series B
    8.000%                  12/1/15                  1,125        1,141,875

THRIFTS & MORTGAGE FINANCE -- 0.4%
Sovereign Capital Trust VI
    7.908%                  6/13/36                    280          312,133

TOBACCO -- 1.1%
Reynolds American, Inc.
    7.300%                  7/15/15                    750          786,724

TRADING COMPANIES & DISTRIBUTORS -- 0.6%
H&E Equipment Services, Inc.
    8.375%                  7/15/16                    405          432,338

TRUCKING -- 2.1%
Avis Budget Car Rental LLC/Avis
  Budget Finance, Inc. 144A(b)
    7.750%                  5/15/16                  1,475        1,508,188

                             PHOENIX INSIGHT FUNDS
                              HIGH YIELD BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $59,243,024)                                  60,667,928
--------------------------------------------------------------------------------
   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
FOREIGN CORPORATE BONDS(c) -- 10.2%
BERMUDA -- 2.1%
Intelsat Bermuda Ltd. 144A(b)
    9.250%                  6/15/16                 $  155      $   172,437
Intelsat Subsidiary Holding Co. Ltd.
    8.625%                  1/15/15                  1,250        1,343,750
                                                                -----------
                                                                  1,516,187
                                                                -----------
CANADA -- 2.3%
Cascades, Inc.
    7.250%                  2/15/13                  1,065        1,070,325
CHC Helicopter Corp.
    7.375%                   5/1/14                    275          268,813
Jean Coutu Group (PJC), Inc.
    7.625%                   8/1/12                    290          308,873
                                                                -----------
                                                                  1,648,011
                                                                -----------
FRANCE -- 0.1%
Compagnie Generale de
  Geophysique-Veritas
    7.750%                  5/15/17                     90           94,275

LUXEMBOURG -- 0.3%
Basell AF SCA 144A(b)
    8.375%                  8/15/15                    190          199,025
                                                                -----------
                                                                    199,025
                                                                -----------
NETHERLANDS -- 1.0%
NXP BV/NXP Funding LLC 144A(b)
    7.875%                 10/15/14                    375          389,063
    9.500%                 10/15/15                    340          352,750
                                                                -----------
                                                                    741,813
                                                                -----------
SINGAPORE -- 0.8%
Avago Technologies Finance Pte.
  Ltd.
   10.125%                  12/1/13                    515          560,063

UNITED KINGDOM -- 2.0%
Ineos Group Holdings plc 144A(b)
    8.500%                  2/15/16                    750          721,875
Virgin Media Finance plc
    9.125%                  8/15/16                    648          686,350
                                                                -----------
                                                                  1,408,225
                                                                -----------



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
FOREIGN CORPORATE BONDS (CONTINUED)

UNITED STATES -- 1.6%
Stratos Global Corp.
    9.875%                  2/15/13                 $1,095      $ 1,174,387
                                                                -----------
                                                                  1,174,387
                                                                -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
  (Identified cost $7,091,317)                                    7,341,986
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Long Term Investments--94.3%
  (Identified Cost $66,334,341)                                  68,009,914
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.6%

FEDERAL AGENCY SECURITIES(e) -- 4.6%
FNMA                                             3,300,000        3,300,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $3,300,000)                                    3,300,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.9%
  (Identified cost $69,634,341)                                  71,309,914(a)

OTHER ASSETS & LIABILITIES, NET -- 1.1%                             793,289
                                                                -----------
NET ASSETS -- 100.0%                                            $72,103,203
                                                                ===========

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,828,253 and gross depreciation of $218,148 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $69,699,809.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $17,321,806 or 24.2% of net assets.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(e) The rate shown is the discount rate.
(f) Illiquid.

                             PHOENIX INSIGHT FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
U.S. GOVERNMENT SECURITIES -- 17.7%

U.S. TREASURY BOND -- 4.9%
U.S. Treasury Bond
    7.250%                  5/15/16                 $  995      $ 1,183,856

U.S. TREASURY NOTES -- 12.8%
U.S. Treasury Note
    4.375%                 11/15/08                    860          855,499
    3.500%                  8/15/09                    500          488,027
    3.875%                  2/15/13                    500          482,949
    4.875%                  8/15/16                  1,205        1,224,110
                                                                -----------
                                                                  3,050,585
                                                                -----------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $4,210,128)                                    4,234,441
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 41.1%
FHLMC 202 (Interest Only)
    6.500%                   4/1/29                    108           24,281
FNMA
   11.000%                  12/1/15                     89           91,221
    6.500%                   5/1/36                    485          494,659
FNMA 01-T2 A
    5.780%                 11/25/10                  1,378        1,393,869
FNMA 02-73 OE
    5.000%                 11/25/17                  1,200        1,177,119
FNMA 02-T3 B
    5.763%                 12/25/11                  2,000        2,071,282
FNMA 04-15, AB
    4.000%                  9/25/17                    510          493,639
FNMA 97-20 (Interest Only)(b)
    1.840%                  3/25/27                    871           46,079
GNMA
    9.000%                  8/15/09                     99          100,516
    9.000%                  5/15/16                      1              852
    9.000%                  7/15/17                     11           11,852
    8.000%                  3/15/23                     11           11,894
    7.000%                  8/15/23                     96           99,934
    6.125%(b)              10/20/25                      9            9,199
    8.000%                 11/15/26                     99          105,291
    5.500%                  1/15/33                    616          612,960
GNMA 02-28 A
    4.776%                  2/16/18                     38           37,681
GNMA 02-53 B
    5.552%                  5/16/26                    107          107,364
GNMA 03-5 A
    3.202%                  4/16/19                    916          902,630
GNMA 03-88 CA
    4.746%                  1/16/30                    375          370,267
GNMA 04-45 A
    4.020%                 12/16/21                    816          800,084
GNMA 04-78 C
    4.658%                  4/16/29                    250          243,428
GNMA 05-9 A
    4.026%                  5/16/22                    258          253,072



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
GNMA 06-63 A
    4.255%                  2/16/32                 $  388      $   378,861
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $10,122,722)                                   9,838,034
--------------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES -- 31.6%
AID-Israel
    5.500%                  9/18/23                  1,500        1,569,652
AID-Peru
    9.980%                   8/1/08                    510          527,811
FHLB
    5.500%                  7/15/36                    480          496,125
FHLMC
    4.875%                   2/9/10                    500          500,783
FNMA
    5.250%                  4/15/07                    750          749,969
    4.625%                 12/15/09                    550          547,218
    6.250%                   2/1/11                    750          786,761
    6.000%                  5/15/11                  1,000        1,042,696
Rowan Cos., Inc.
    6.150%                   7/1/10                  1,284        1,304,788
SBA 97-10C
    6.950%                   5/1/07                     32           31,772
--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
  (Identified cost $7,375,592)                                    7,557,575
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.5%
AEP Texas Central Transition
  Funding LLC 06-A, A5
    5.306%                   7/1/20                    250          248,052
Citibank Credit Card Issuance
  Trust 06-A5
    5.300%                  5/20/11                    210          211,395
MBNA Credit Card Master Note
  Trust 05-A7
    4.300%                  2/15/11                    480          475,191
World Omni Auto Receivables
  Trust 06-B, A3
    5.150%                 11/15/10                    380          380,526
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $1,319,794)                                    1,315,164
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 0.5%
Contimortgage Home Equity Loan
  Trust 97-4, A7
    6.630%                  9/15/16                     65           64,466

                             PHOENIX INSIGHT FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
Structured Asset Securities Corp.
  98-RF3, A (Interest Only) 144A(c)
    6.100%                  6/15/28                 $  613      $    52,195
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $187,953)                                        116,661
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Long Term Investments--96.4%
  (Identified Cost $23,216,189)                                  23,061,875
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.3%

                                                   Shares         Value
                                                   -------      -----------
MONEY MARKET MUTUAL FUNDS -- 2.3%
Goldman Sachs Financial Square
  Treasury Obligation Portfolio
  (seven-day effective yield 5.09%)                548,942          548,942
JPMorgan Prime Money Market Fund
  (seven-day effective yield 5.18%)                    868              868
                                                                -----------
                                                                    549,810
                                                                -----------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $549,810)                                        549,810
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.7%
  (Identified cost $23,765,999)                                  23,611,685(a)

OTHER ASSETS & LIABILITIES, NET -- 1.3%                             300,547
                                                                -----------
NET ASSETS -- 100.0%                                            $23,912,232
                                                                ===========

----------
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $312,001 and gross depreciation of $466,315 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $23,765,999.
(b) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $52,195 or 0.2% of net assets.

                             PHOENIX INSIGHT FUNDS
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
MUNICIPAL TAX-EXEMPT BONDS(d) -- 97.4%
ALABAMA -- 8.8%
Alabama Drinking Water Finance
  Authority Series A (AMBAC Insured)
    5.000%                  8/15/14                $ 2,875     $  3,028,065
Jefferson County Limited Obligation
  Series A
    5.250%                   1/1/17                  6,000        6,438,960
    5.500%                   1/1/21                  2,415        2,613,706
Marshall County Health Care Authority
  Series A
    6.250%                   1/1/22                    770          844,882
Mobile Water & Sewer Commissioners
  (MBIA Insured)
    5.000%                  11/1/25                  4,720        5,014,906
                                                               ------------
                                                                 17,940,519
                                                               ------------
ALASKA -- 0.5%
State of Alaska (CIFG Insured)
    5.000%                   4/1/17                  1,000        1,022,610

ARIZONA -- 2.6%
City of Glendale (FGIC Insured)
    5.500%                   7/1/09                  5,000        5,199,250

ARKANSAS -- 1.8%
City of Springdale (FSA Insured)
    5.000%                   7/1/20                  3,500        3,695,370

CALIFORNIA -- 5.8%
California State Economic Recovery
  Series A
    5.000%                   7/1/16                  5,000        5,250,700
City of Lodi Wastewater System
  Certificates of Participation
  Series A (MBIA Insured)
    5.500%                  10/1/18                  1,535        1,697,418
State of California, Public Works
  (MBIA Insured)
    5.000%                   5/1/23                  4,675        4,941,849
                                                               ------------
                                                                 11,889,967
                                                               ------------
FLORIDA -- 0.5%
Miami-Dade County Educational
  Facilities Authority Series A
  (AMBAC Insured)
    5.750%                   4/1/14                  1,000        1,066,800

GEORGIA -- 2.8%
College Park Business & Industrial
  Development Authority
  (AMBAC Insured)
    5.500%                   9/1/09                  1,855        1,935,544
Fulton County Water and Sewer
  (FGIC Insured)
    5.000%                   1/1/18                  3,610        3,849,812
                                                               ------------
                                                                  5,785,356
                                                               ------------



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
ILLINOIS -- 16.1%
Chicago Board of Education Series
  D-2 (CIFG Insured)(c)
    3.600%                   3/1/36                $ 5,000     $  5,000,000
Development Finance Authority,
  DePaul University Series C
    5.625%                  10/1/20                  1,000        1,087,430
Educational Facilities Authority,
  University of Chicago Series A
    5.250%                   7/1/22                  3,000        3,211,980
Health Facilities Authority,
  Elmhurst Memorial Healthcare
    6.250%                   1/1/17                  5,035        5,583,463
Health Facilities Authority,
  Advocate Health Care Network
  Prerefunded 11/15/10 @100
    6.250%                 11/15/14                  2,500        2,718,100
    6.375%                 11/15/15                  1,580        1,724,459
Health Facilities Authority,
  Condell Medical Center
    6.000%                  5/15/10                  1,085        1,107,666
Illinois State Toll Highway
  Authority Series A-1 (FSA Insured)
    5.000%                   1/1/24                 10,000       10,654,200
O'Hare International Airport
  Third Lien - Series A (MBIA Insured)
    5.250%                   1/1/26                  1,500        1,619,835
                                                               ------------
                                                                 32,707,133
                                                               ------------
INDIANA -- 3.1%
City of Anderson Economic
  Development Authority
    5.000%                  10/1/07                  1,010        1,016,575
    5.000%                  10/1/08                  1,015        1,034,417
Indiana University (AMBAC Insured)
    5.250%                 11/15/17                  1,055        1,153,083
    5.000%                   8/1/18                  1,000        1,072,310
Purdue University Student
  Facilities Series B Prerefunded
  7/1/13 @100
    5.000%                   7/1/29                  1,750        1,874,653
St Joseph County Educational
  Facilities(c)
    2.500%                   4/1/07                    200          198,242
                                                               ------------
                                                                  6,349,280
                                                               ------------
LOUISIANA -- 1.1%
Louisiana State Series B
  (CIFG Insured)
    5.000%                  7/15/15                  1,000        1,080,090
    5.000%                  7/15/19                  1,000        1,076,030
                                                               ------------
                                                                  2,156,120
                                                               ------------
MARYLAND -- 1.3%
City of Baltimore, Convention
  Center Series A (XLCA Insured)
    5.250%                   9/1/23                  2,500        2,736,775

                             PHOENIX INSIGHT FUNDS
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
MASSACHUSETTS -- 6.4%
City of Sterling Prerefunded
  2/15/10 @101 (FGIC Insured)
    6.000%                  2/15/18                 $1,000     $  1,073,170
Commonwealth of Massachusetts
  Series A (FSA Insured)
    5.000%                   3/1/20                  5,000        5,417,000
Commonwealth of Massachusetts
  Series B Prerefunded 6/1/10 @100
    6.000%                   6/1/16                  5,000        5,351,850
Massachusetts Health & Educational
  Facilities Authority Series C
    6.000%                   7/1/16                  1,000        1,095,950
                                                               ------------
                                                                 12,937,970
                                                               ------------
MICHIGAN -- 6.4%
Detroit Water Supply System Senior
  Lien Series A (FSA Insured)
    5.000%                   7/1/21                  5,000        5,342,950
Forest Hills Public Schools
  (Q-SBLF & FSA Insured)
    5.000%                   5/1/19                  5,000        5,331,300
State Hospital Finance Authority,
  Chelsea Community Hospital
    5.000%                  5/15/12                  2,380        2,416,628
                                                               ------------
                                                                 13,090,878
                                                               ------------
MINNESOTA -- 0.6%
City of St. Cloud, Healthcare
  Series A (FSA Insured)
    5.500%                   5/1/15                  1,080        1,143,688

MISSOURI -- 3.0%
Health & Educational Facilities
  Authority, St. Anthony's Medical
  Center(b)
    6.250%                  12/1/09                  1,725        1,838,902
State Highways & Transit Commission
  First Lien Series A
    5.000%                   5/1/16                  4,000        4,336,640
                                                               ------------
                                                                  6,175,542
                                                               ------------
NEW HAMPSHIRE -- 0.5%
Health & Educational Facilities
  Authority, Concord Hospital
  (FSA Insured)
    5.500%                  10/1/21                  1,000        1,072,040

NEW JERSEY -- 3.2%
Economic Development Authority
    5.250%                   3/1/21                  5,000        5,398,850
Transportation Trust Fund Authority
  Series A
    5.250%                 12/15/19                  1,000        1,113,940
                                                               ------------
                                                                  6,512,790
                                                               ------------



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
NEW YORK -- 7.9%
Metropolitan Transportation
  Authority Series A Prerefunded
  4/1/10 @100 (FGIC Insured)
    6.125%                   4/1/16                 $3,000     $  3,215,670
New York City Industrial Development
  Agency, Queens Baseball Stadium
  Project (AMBAC Insured)
    5.000%                   1/1/18                  2,075        2,244,403
    5.000%                   1/1/20                  1,000        1,074,950
    5.000%                   1/1/26                  2,000        2,131,660
New York State Environmental
  Facilities Corp. Series C
    5.000%                 10/15/19                  2,000        2,163,760
New York State Thruway Authority
  Series A (AMBAC Insured)
    5.000%                  3/15/22                  4,975        5,276,137
                                                               ------------
                                                                 16,106,580
                                                               ------------
OHIO -- 11.8%
City of Cincinnati, School District
  Certificates of Participation
  (FSA Insured)
    5.000%                 12/15/20                  1,300        1,390,623
Cuyahoga County, Metrohealth System
  Project Prerefunded 2/15/09 @101
    6.150%                  2/15/29                  5,000        5,272,550
Cuyahoga County, Metrohealth
  System Project Series A
  (MBIA Insured)
    5.500%                  2/15/12                  1,000        1,076,180
Franklin County, American Chemical
  Society Project Development
    5.500%                  10/1/12                  4,600        4,808,196
Franklin County, Online Computer
  Library Center
    5.000%                  4/15/11                  1,415        1,459,728
Hamilton County Subseries B
  (AMBAC Insured)
    5.750%                  12/1/17                  4,000        4,278,800
Plain County,  Local School
  District (FGIC insured)
    6.000%                  12/1/20                    930        1,009,078
Plain County,  Local School
  District Prerefunded 6/1/11 @100
  (FGIC Insured)
    6.000%                   6/1/11                  4,070        4,438,986
State Higher Educational Facility
  Commission, John Carroll
  University Project
    4.750%                 11/15/11                    245          254,861
                                                               ------------
                                                                 23,989,002
                                                               ------------

                             PHOENIX INSIGHT FUNDS
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
PENNSYLVANIA -- 4.1%
Delaware River Port Authority of
  Pennsylvania & New Jersey
  (FSA Insured)
    5.750%                   1/1/15                 $1,000     $  1,056,130
    6.000%                   1/1/17                  5,500        5,838,360
Pottsville Hospital Authority,
  Ascension Health Credit Series A
  (AMBAC Insured)
    5.200%                 11/15/09                  1,335        1,384,395
                                                               ------------
                                                                  8,278,885
                                                               ------------
PUERTO RICO -- 0.5%
Puerto Rico Housing Finance
  Authority (HUD Insured)
    5.000%                  12/1/16                  1,000        1,061,500

SOUTH CAROLINA -- 2.0%
Lexington One School Facilities
  Corp.
    5.250%                  12/1/25                  1,000        1,063,550
Medical University Hospital
  Authority Series A (MBIA Insured)
    5.250%                  2/15/24                  2,775        2,963,201
                                                               ------------
                                                                  4,026,751
                                                               ------------
TEXAS -- 5.5%
Amarillo Independent School
  District (PSF Guaranteed)
    5.250%                   2/1/22                    915          993,708
Harris County Improvement
  District No. 1 (AMBAC Insured)
    5.650%                   9/1/19                    540          563,269
State Transportation Commission
  Mobility Fund
    5.000%                   4/1/17                  2,000        2,159,200
    5.000%                   4/1/18                  2,250        2,423,812
    5.000%                   4/1/24                  4,000        4,246,800
Texas Tech University (AMBAC
  Insured)
    5.000%                  2/15/25                    750          795,698
                                                               ------------
                                                                 11,182,487
                                                               ------------
VIRGINIA -- 1.1%
City of Norfolk Water System
  (MBIA Insured)
    5.875%                  11/1/15                  2,300        2,326,864
--------------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
  (Identified cost $191,325,529)                                198,454,157
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Long Term Investments--97.4%
  (Identified Cost $191,325,529)                                198,454,157
--------------------------------------------------------------------------------

                                                  Shares           Value
                                                 ---------     ------------
SHORT-TERM INVESTMENTS -- 0.9%
MONEY MARKET MUTUAL FUNDS -- 0.9%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio (seven-day
  effective yield 3.44%)                            59,285     $     59,285
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio
  (seven-day effective yield 3.50%)              1,833,282        1,833,282
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,892,567)                                    1,892,567
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.3%
  (Identified cost $193,218,096)                                200,346,724(a)

OTHER ASSETS & LIABILITIES, NET -- 1.7%                           3,452,055
                                                               ------------
NET ASSETS -- 100.0%                                           $203,798,779
                                                               ============

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,163,324 and gross depreciation of $32,978 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $193,216,378.
(b) Escrowed to maturity.
(c) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(d) At March 31, 2007, 43% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: AMBAC 13%, FSA 20%, and MBIA 10%.

                             PHOENIX INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
U.S. GOVERNMENT SECURITIES -- 4.7%

U.S. TREASURY BOND -- 0.4%
U.S. Treasury Bond
   11.250%                  2/15/15                 $  686     $    982,159

U.S. TREASURY NOTES -- 4.3%
U.S. Treasury Note
    3.750%                  5/15/08                  1,500        1,482,129
    6.000%                  8/15/09                  1,040        1,072,459
    4.000%                  4/15/10                    680          669,588
    5.125%                  6/30/11                    280          286,191
    4.875%                  2/15/12                  1,500        1,523,379
    3.875%                  2/15/13                  5,475        5,288,292
                                                               ------------
                                                                 10,322,038
                                                               ------------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
  (Identified cost $11,319,308)                                  11,304,197
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 12.2%
FHLMC 1385 J
    7.000%                 10/15/07                    295          294,841
FHLMC 2513 JE
    5.000%                 10/15/17                  5,105        5,030,591
FHLMC 2770 QG
    4.500%                  3/15/19                  3,741        3,553,456
FHLMC 2835 HB
    5.500%                  8/15/24                  1,330        1,327,932
FHLMC 2885 PB
    4.500%                  8/15/14                  4,000        3,965,094
FHLMC 3099 PA
    5.500%                  9/15/25                  1,185        1,187,756
FHLMC 3101 PA
    5.500%                 10/15/25                  1,187        1,190,380
FNMA
    6.000%                   5/1/16                    496          504,589
   10.500%                  12/1/16                      2            2,409
    5.000%                   5/1/18                    551          545,461
    5.000%                   8/1/18                  2,029        2,006,811
    4.500%                   5/1/19                  3,323        3,221,634
    9.000%                   3/1/25                      7            7,569
    9.000%                   7/1/25                     40           43,485
    9.000%                  10/1/25                      2            1,742
FNMA 02-73 OE
    5.000%                 11/25/17                  1,000          980,933
FNMA 04-15, AB
    4.000%                  9/25/17                  1,145        1,109,236
FNMA 93-197 SB(c)
    6.289%                 10/25/08                    136          136,002
FNMA 97-20 (Interest Only)(c)
    1.840%                  3/25/27                  2,590          136,988
FNMA 97-70 (Principal Only)
    0.000%                  4/25/22                    394          328,700
GNMA
    9.000%                  8/15/09                      5            5,444
    7.000%                  6/15/23                     52           54,782
    7.000%                  7/15/23                     13           13,502



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
    7.000%                  9/15/23                 $   67     $     69,918
    7.000%                  1/15/24                     38           39,836
    7.000%                  5/15/24                     28           29,131
    7.000%                  9/15/24                     47           49,498
    7.000%                  7/15/25                     65           67,945
GNMA 04-108 C(c)
    5.039%                 12/16/32                  1,905        1,858,754
GNMA 04-67 A
    3.648%                  9/16/17                  1,546        1,512,874
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $29,784,293)                                  29,277,293
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 10.2%
Bank One Issuance Trust 03-C1
    4.540%                  9/15/10                  2,000        1,985,854
Capital One Multi-Asset Execution Trust 03-B5, B5
    4.790%                  8/15/13                  2,480        2,460,358
Capital One Multi-Asset Execution Trust 05-A2
    4.050%                  2/15/11                  2,800        2,769,261
Citibank Credit Card Issuance Trust 03-A6
    2.900%                  5/17/10                  3,000        2,926,546
Citibank Credit Card Issuance Trust 06-A5
    5.300%                  5/20/11                  3,080        3,100,463
Citibank Credit Card Issuance Trust 07-B2
    5.000%                   4/2/12                  1,770        1,770,000
E*TRADE RV & Marine Trust 04-1, A3
    3.620%                  10/8/18                    120          116,457
Ford Credit Auto Owner Trust 06-A, A4
    5.070%                 12/15/10                  2,370        2,371,740
MBNA Credit Card Master Note Trust 05-A7
    4.300%                  2/15/11                  2,100        2,078,962
PSE&G Transition Funding LLC 01-1, A5
    6.450%                  3/15/13                  2,010        2,105,421
Volkswagen Auto Lease Trust 05-A, A4
    3.940%                 10/20/10                  1,000          993,394
Volkswagen Auto Loan Enhanced Trust 03-2, A4
    2.940%                  3/22/10                  1,005          993,515
Whole Auto Loan Trust 04-1 C
    3.370%                  3/15/11                    796          792,119
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $24,510,423)                                  24,464,090
--------------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES -- 3.7%
FHLB
    5.625%                  6/13/16                    395          406,292
FHLMC
    4.200%                 12/28/07                  4,400        4,369,741

                             PHOENIX INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
AGENCY NON-MORTGAGE-BACKED SECURITIES (CONTINUED)
FNMA
    5.500%                  3/15/11                 $3,900     $  3,989,026
--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
  (Identified cost $8,650,608)                                    8,765,059
--------------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS -- 46.9%

AUTOMOBILE MANUFACTURERS -- 0.4%
DaimlerChrysler NA Holding Corp.
    5.875%                  3/15/11                  1,000        1,019,164

BROADCASTING & CABLE TV -- 0.5%
Comcast Corp.
    6.500%                  1/15/17                  1,140        1,203,157

COMMUNICATIONS EQUIPMENT -- 0.4%
Cisco Systems, Inc.
    5.250%                  2/22/11                  1,050        1,055,129

CONSTRUCTION MATERIALS -- 0.6%
CRH America, Inc.
    5.625%                  9/30/11                  1,520        1,537,077

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS -- 0.4%
Caterpillar Financial Service Corp.
    5.125%                 10/12/11                  1,000          998,377

CONSUMER FINANCE -- 5.3%
American General Finance Corp.
    5.400%                  12/1/15                  1,320        1,313,242
Boeing Capital Corp. Ltd.
    6.500%                  2/15/12                  1,270        1,349,472
Capital One Bank
    4.250%                  12/1/08                  1,000          984,410
Capital One Financial Corp.
    6.150%                   9/1/16                    980          994,004
HSBC Finance Corp.
    6.375%                 10/15/11                  1,850        1,928,455
    4.750%                  7/15/13                    465          449,171
John Deere Capital Corp.
    5.100%                  1/15/13                    750          746,386
Residential Capital LLC
    6.375%                  6/30/10                  1,860        1,859,500
SLM Corp.
    4.500%                  7/26/10                  3,000        2,940,024
                                                               ------------
                                                                 12,564,664
                                                               ------------
DEPARTMENT STORES -- 1.8%
Federated Retail Holdings, Inc.
    5.900%                  12/1/16                    960          958,162



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
DEPARTMENT STORES (CONTINUED)
Kohl's Corp.
    6.300%                   3/1/11                 $3,225     $  3,355,938
                                                               ------------
                                                                  4,314,100
                                                               ------------
DIVERSIFIED BANKS -- 3.5%
Bank of America Corp.
    6.250%                  4/15/12                  1,065        1,118,478
Bank One Corp.
    7.875%                   8/1/10                  1,400        1,515,069
Wachovia Corp.
    5.300%                 10/15/11                  3,000        3,017,271
Wells Fargo & Co.
    5.300%                  8/26/11                  2,600        2,620,269
                                                               ------------
                                                                  8,271,087
                                                               ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 0.6%
International Lease Finance Corp.
    5.625%                  9/20/13                  1,480        1,508,536

ELECTRIC UTILITIES -- 1.6%
PECO Energy Co.
    3.500%                   5/1/08                  2,330        2,288,608
Southern Co.
    5.300%                  1/15/12                  1,575        1,585,497
                                                               ------------
                                                                  3,874,105
                                                               ------------
FOOD RETAIL -- 1.1%
Kroger Co. (The)
    6.800%                   4/1/11                  2,565        2,690,518

HOMEBUILDING -- 1.0%
Pulte Homes Inc.
    4.875%                  7/15/09                  2,500        2,463,465

HOTELS, RESORTS & CRUISE LINES -- 0.6%
Wyndham Worldwide Corp. 144A(b)
    6.000%                  12/1/16                  1,500        1,499,865

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Constellation Energy Group, Inc.
    6.125%                   9/1/09                  1,000        1,019,089

INTEGRATED OIL & GAS -- 3.0%
ChevronTexaco Capital Corp.
    3.375%                  2/15/08                  2,215        2,181,472
Conoco Funding Co.
    6.350%                 10/15/11                  2,305        2,421,149
Marathon Oil Corp.
    5.375%                   6/1/07                  2,500        2,499,470
                                                               ------------
                                                                  7,102,091
                                                               ------------
INTEGRATED TELECOMMUNICATION SERVICES -- 2.0%
AT&T, Inc.
    5.625%                  6/15/16                    710          712,209

                             PHOENIX INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
BellSouth Corp.
    4.200%                  9/15/09                 $1,100     $  1,077,119
    4.750%                 11/15/12                  1,600        1,559,249
Verizon Global Funding Corp.
    7.250%                  12/1/10                  1,250        1,335,150
                                                               ------------
                                                                  4,683,727
                                                               ------------
INVESTMENT BANKING & BROKERAGE -- 2.8%
Lehman Brothers Holdings, Inc.
    7.000%                   2/1/08                    565          571,877
    4.250%                  1/27/10                  1,745        1,709,334
Merrill Lynch & Co., Inc.
    3.700%                  4/21/08                    400          393,653
    5.770%                  7/25/11                  2,655        2,715,940
Morgan Stanley
    3.875%                  1/15/09                    400          391,893
    4.000%                  1/15/10                  1,000          971,944
                                                               ------------
                                                                  6,754,641
                                                               ------------
LIFE & HEALTH INSURANCE -- 1.0%
John Hancock Financial Services Corp.
    5.625%                  12/1/08                  2,320        2,334,152

MANAGED HEALTH CARE -- 0.9%
UnitedHealth Group, Inc.
    5.375%                  3/15/16                  1,200        1,191,142
Wellpoint, Inc.
    5.250%                  1/15/16                  1,000          982,004
                                                               ------------
                                                                  2,173,146
                                                               ------------
MOVIES & ENTERTAINMENT -- 1.3%
Walt Disney Co. (The)
    5.625%                  9/15/16                    935          955,233
Time Warner, Inc.
    7.250%                 10/15/17                  1,955        2,158,160
                                                               ------------
                                                                  3,113,393
                                                               ------------
MULTI-UTILITIES -- 1.9%
Consolidated Edison Co. of New York 06-C
    5.500%                  9/15/16                  2,165        2,185,568
Consolidated Edison, Inc.
    3.625%                   8/1/08                  1,285        1,259,531
Pacific Gas & Electric Co.
    4.200%                   3/1/11                  1,200        1,161,746
                                                               ------------
                                                                  4,606,845
                                                               ------------
OIL & GAS EXPLORATION & PRODUCTION -- 1.3%
DCP Midstream LP
    7.875%                  8/16/10                  1,380        1,490,816
Devon Financing Corp.
    6.875%                  9/30/11                  1,550        1,648,924
                                                               ------------
                                                                  3,139,740
                                                               ------------



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
OTHER DIVERSIFIED FINANCIAL SERVICES -- 3.2%
American Express Credit Corp.
    3.000%                  5/16/08                 $2,615     $  2,553,506
Citigroup, Inc.
    5.850%                   7/2/13                  2,000        2,062,170
General Electric Capital Corp.
    4.125%                   9/1/09                    360          353,214
    4.875%                   3/4/15                    230          223,643
JPMorgan Chase & Co.
    3.800%                  10/2/09                    480          465,782
    5.125%                  9/15/14                  1,920        1,889,939
                                                               ------------
                                                                  7,548,254
                                                               ------------
PACKAGED FOODS & MEATS -- 0.7%
Kellogg Co. Series B
    6.600%                   4/1/11                  1,500        1,576,467

PHARMACEUTICALS -- 1.5%
Abbott Laboratories
    5.875%                  5/15/16                  2,300        2,379,343
Schering-Plough Corp.
    5.550%                  12/1/13                  1,135        1,156,390
                                                               ------------
                                                                  3,535,733
                                                               ------------
PROPERTY & CASUALTY INSURANCE -- 0.6%
Allstate Life Global Funding Trusts 04-1
    4.500%                  5/29/09                  1,500        1,484,186

PUBLISHING -- 0.5%
News America, Inc.
    6.625%                   1/9/08                  1,120        1,129,456

RAILROADS -- 1.1%
Burlington Northern Santa Fe Corp.
    6.750%                  7/15/11                    690          726,718
CSX Corp.
    6.750%                  3/15/11                  1,780        1,859,247
                                                               ------------
                                                                  2,585,965
                                                               ------------
REGIONAL BANKS -- 0.8%
Union Planters Corp.
    7.750%                   3/1/11                  1,750        1,904,047

RESIDENTIAL REITS -- 1.0%
AvalonBay Communities, Inc.
    5.750%                  9/15/16                  2,425        2,457,015

RETAIL REITS -- 0.8%
Simon Property Group LP
    4.600%                  6/15/10                  1,500        1,474,560
    5.750%                   5/1/12                    445          454,978
                                                               ------------
                                                                  1,929,538
                                                               ------------

                             PHOENIX INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
DOMESTIC CORPORATE BONDS (CONTINUED)
SPECIALIZED FINANCE -- 0.9%
CIT Group, Inc.
    3.375%                   4/1/09                 $1,620     $  1,567,425
    5.000%                  2/13/14                    710          689,928
                                                               ------------
                                                                  2,257,353
                                                               ------------
SPECIALIZED REITS -- 0.9%
Health Care Property Investors, Inc.
    6.000%                  1/30/17                  2,175        2,182,151

THRIFTS & MORTGAGE FINANCE -- 1.8%
Countrywide Home Loan, Inc.
    4.125%                  9/15/09                  2,965        2,883,578
Washington Mutual, Inc.
    5.000%                  3/22/12                  1,325        1,292,592
                                                               ------------
                                                                  4,176,170
                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Sprint Nextel Corp.
    6.000%                  12/1/16                  1,655        1,628,696
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
  (Identified cost $112,457,892)                                112,321,099
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 19.9%
Adjustable Rate Mortgage Trust 05-11, 2A42(c)
    5.345%                  2/25/36                  4,455        4,485,150
Bear Stearns Commercial Mortgage
  Securities, Inc. 06-T22, A4(c)
    5.467%                  4/12/38                  2,275        2,314,863
Bear Stearns Commercial Mortgage
  Securities, Inc. 07-PW15, A2
    5.205%                  2/11/44                  1,450        1,456,570
Citigroup-Deutsche Bank Commercial
  Mortgage Trust 07-CD4, A3
    5.293%                 12/11/49                  2,430        2,433,797
Countrywide Alternative Loan Trust
  04-22CB, 1A1
    6.000%                 10/25/34                  2,451        2,457,884
Countrywide Asset-Backed
  Certificates 06-1, AF2(c)
    5.281%                  7/25/36                  2,700        2,687,369
DLJ Mortgage Acceptance Corp.
  96-M, 1 144A(b)(c)(d)
    0.000%                 11/28/11                     40           32,843
GMAC Mortgage Corp. Loan Trust
  05-AR3, 3A3(c)
    4.847%                  6/19/35                  1,771        1,756,667
GSR Mortgage Loan Trust 04-10F, 1A1
    4.500%                  8/25/19                  1,576        1,555,861



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
LB-UBS Commercial Mortgage Trust 01-C2, A1
    6.270%                  6/15/20                 $1,087     $  1,097,093
LB-UBS Commercial Mortgage Trust 05-C2, A2
    4.821%                  4/15/30                  2,600        2,582,142
LB-UBS Commercial Mortgage Trust 05-C5, A3
    4.964%                  9/15/30                    797          790,713
LB-UBS Commercial Mortgage Trust 07-C1, A4
    5.424%                  2/15/40                  1,910        1,917,759
Lehman XS Net Interest Margin Notes 06-GP1, A1 144A(b)
    6.250%                  5/28/46                  1,225        1,224,369
Morgan Stanley Capital I 06-T23, A2(c)
    5.741%                  8/12/41                  1,770        1,814,447
Morgan Stanley Capital I 98-WF2, A2
    6.540%                  7/15/30                  1,288        1,298,817
Morgan Stanley Mortgage Loan Trust
  06-7, 5A2(c)
    5.962%                  6/25/36                  1,800        1,798,851
Residential Funding Mortgage
  Securities II, Inc. 01-HS2, A5(c)
    6.920%                  4/25/31                    964          960,062
Structured Asset Securities Corp.
  03-34A, 6A(c)
    5.119%                 11/25/33                  2,204        2,192,301
Structured Asset Securities Corp.
  04-5H, A2
    4.430%                 12/25/33                  1,794        1,770,683
Structured Asset Securities Corp.
  05-2XS, 2A2(c)
    5.150%                  2/25/35                  1,268        1,247,092
Structured Asset Securities Corp.
  05-4XS,  3A2(c)
    4.270%                  3/25/35                  3,555        3,471,636
Structured Asset Securities Corp.
  98-RF3, A (Interest Only) 144A(b)
    6.100%                  6/15/28                  1,578          134,361
Washington Mutual Alternative
  Mortgage Pass-Through Certificates 05-6, 2A7
    5.500%                  8/25/35                  2,720        2,712,280

                             PHOENIX INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
NON-AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)
Wells Fargo Mortgage Backed
  Securities Trust 05-AR10, 2A19(c)
    3.500%                  6/25/35                 $3,416     $  3,354,042
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
  (Identified cost $47,998,234)                                  47,547,652
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES -- 1.0%

CANADA -- 1.0%
Province of Ontario
    3.375%                  1/15/08                  2,445        2,410,288

--------------------------------------------------------------------------------
Total Long Term Investments--98.6%
  (Identified Cost $237,165,347)                                236,089,678
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.7%

                                                    Shares         Value
                                                    ------     ------------

MONEY MARKET MUTUAL FUNDS -- 0.7%
AIM Short-Term Investments Liquid
  Assets Portfolio (seven day
  effective yield 5.25%)                         1,762,348        1,762,348
Goldman Sachs Financial Square
  Money Market Portfolio (seven
  day effective yield 5.19%)                         1,583            1,583
JPMorgan Prime Money Market Fund
  (seven day effective yield 5.18%)                    238              238
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,764,169)                                    1,764,169
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.3%
  (Identified cost $238,929,516)                                237,853,847(a)

OTHER ASSETS & LIABILITIES, NET -- 0.7%                           1,662,158
                                                               ------------
NET ASSETS -- 100.0%                                           $239,516,005
                                                               ============

----------
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,511,990 and gross depreciation of $2,587,659 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $238,929,516.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $2,891,438 or 1.2% of net assets.
(c) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(d) Illiquid and Restricted. At March 31, 2007, this security amounted to a value of $32,843 or 0.0% of net assets. For acquisition information, see
    Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

                             PHOENIX INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
MUNICIPAL TAX-EXEMPT BONDS(c) -- 98.3%
ALABAMA -- 2.8%
City of Birmingham
    5.500%                   8/1/25                 $1,000     $  1,060,110
Jefferson County Limited Obligation
  Series A
    5.250%                   1/1/17                  3,000        3,219,480
                                                               ------------
                                                                  4,279,590
                                                               ------------
ARIZONA -- 1.4%
Arizona Game & Fish Commission
    5.000%                   7/1/21                  1,000        1,048,960
Health Facilities Authority Phoenix
  Childrens Hospital Series B(d)
    4.500%                   4/5/07                  1,000        1,004,000
                                                               ------------
                                                                  2,052,960
                                                               ------------
ARKANSAS -- 1.8%
City of Springdale (FSA Insured)
    5.000%                   7/1/19                  2,500        2,643,800
Drew County Public Facilities Board
  (FNMA Collateralized)
    7.900%                   8/1/11                      5            4,804
Jacksonville Residential Housing
  Facilities Board
  (FNMA Collateralized)
    7.900%                   1/1/11                     16           15,870
Lonoke County Residential Housing
  Facilities Board Series A2
  (FNMA Collateralized)
    7.900%                   4/1/11                     40           40,899
Stuttgart Public Facilities Board
  Series A-2 (FNMA Collateralized)
    7.900%                   9/1/11                     13           13,545
                                                               ------------
                                                                  2,718,918
                                                               ------------
CALIFORNIA -- 2.5%
Los Angeles Unified School District
  Prerefunded 7/11/12 @100
  (MBIA Insured)
    5.125%                   1/1/27                  1,120        1,203,630
Palm Desert Financing Authority
    4.250%                  10/1/27                  1,000          962,870
South Gate Utility Authority
    0.000%                  10/1/19                  1,385          821,042
State of California
    5.000%                   2/1/20                    750          787,965
                                                               ------------
                                                                  3,775,507
                                                               ------------
COLORADO -- 0.9%
Douglas & Elbert Counties School
  District No. 1 (FGIC Insured)
    5.750%                 12/15/18                  1,000        1,129,020
State Public Highway Authority
  Series BE-470 (MBIA Insured)
    0.000%                   9/1/29                    665          217,076
                                                               ------------
                                                                  1,346,096
                                                               ------------



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
CONNECTICUT -- 1.0%
Mashantucket Western
Pequot Tribe 144A(e)
    5.600%                   9/1/09                 $1,000     $  1,026,770
Trinity College State Health &
Educational Facility Authority
    4.250%                   7/1/31                    500          485,955
                                                               ------------
                                                                  1,512,725
                                                               ------------
FLORIDA -- 4.0%
Brevard County Health Facilities
Authority
    5.000%                   4/1/34                    500          516,080
Miami-Dade County Expressway
Authority (FGIC Insured)
    6.000%                   7/1/14                  1,000        1,079,100
Palm Beach County School Board
Certificate of Participation (FGIC)
    4.000%                   8/1/16                    500          501,525
Putnam County Development Authority
  Pollution Control Seminole Electric
  Cooperative, Inc. Series H(d)
  3.740% (3/15/14)           4/4/07                  4,000        4,000,000
                                                               ------------
                                                                  6,096,705
                                                               ------------
GEORGIA -- 1.4%
Atlanta Development Authority,
  Student Housing Piedmont/Ellis
  LLC Project Series A (XLCA Insured)
    5.000%                   9/1/25                    775          820,198
Chatham County Hospital Authority,
  Memorial Health Medical Center Series A
    6.125%                   1/1/24                  1,155        1,242,226
                                                               ------------
                                                                  2,062,424
                                                               ------------
IDAHO -- 0.7%
Housing & Finance Association
  Highway Trust (MBIA Insured)
    5.000%                  7/15/21                  1,000        1,078,440

ILLINOIS -- 12.1%
Chicago Board of Education
    6.000%                   1/1/20                    535          625,560
Illinois Educational Facilities Authority(d)
    4.125%                   3/1/30                  2,500        2,499,000
Illinois Finance Authority
    5.000%                   7/1/23                    500          525,680
Illinois Health Facilities Authority
    7.000%                   4/1/08                    585          594,547
Metropolitan Pier & Exposition Authority
    6.500%(b)               6/15/07                     30           30,167
    5.500%                  6/15/27                  1,000        1,001,410
O'Hare International Airport Third Lien -
  Series A (MBIA Insured)
    5.250%                   1/1/26                  1,500        1,619,835

                             PHOENIX INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
ILLINOIS (CONTINUED)
State Finance Authority, University
  of Chicago Series A
    5.000%                   7/1/26                 $1,000     $  1,050,080
State of Illinois First Series -
  Prerefunded 1/1/10 @100 (FGIC Insured)
    6.125%                   1/1/16                  5,000        5,319,750
State Toll Highway Authority Series
  A-1 (FSA Insured)
    5.000%                   1/1/21                  4,750        5,090,908
                                                               ------------
                                                                 18,356,937
                                                               ------------
KENTUCKY -- 2.0%
State Turnpike Authority
    0.000%                   1/1/10                  3,300        2,964,423

LOUISIANA -- 4.6%
Local Government Environmental
  Facilities & Community Development
  Authority (AMBAC Insured)
    5.250%                  12/1/18                  2,500        2,732,625
Orleans Parish Parishwide School
  District (FGIC Insured)
    5.500%                   9/1/20                  1,000        1,014,820
State of Louisiana Series B
  (CIFG Insured)
    5.000%                  7/15/18                  3,000        3,237,750
                                                               ------------
                                                                  6,985,195
                                                               ------------
MAINE -- 0.7%
State Health & Higher Education
  Facilities Authority Series F
  (FSA Insured)
    5.000%                   7/1/21                  1,000        1,068,590

MARYLAND -- 1.5%
City of Baltimore, Convention
  Center Series A (XLCA Insured)
    5.250%                   9/1/22                  2,000        2,191,060

MASSACHUSETTS -- 6.4%
City of Pittsfield (MBIA Insured)
    5.000%                  4/15/19                  1,000        1,063,690
City of Springfield Prerefunded
  10/1/09 @101 (FSA Insured)
    6.250%                  10/1/19                  5,000        5,358,800
Commonwealth of Massachusetts
  Series A Prerefunded 3/1/15 @100
  (FSA Insured)
    5.000%                   3/1/23                  3,000        3,250,200
                                                               ------------
                                                                  9,672,690
                                                               ------------
MICHIGAN -- 2.0%
State Hospital Finance Authority,
  Chelsea Community Hospital
    5.375%                  5/15/19                  3,000        3,050,700



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)

MINNESOTA -- 2.5%
City of St. Cloud, Healthcare - St.
  Cloud Hospital Group A (FSA Insured)
    6.250%                   5/1/19                 $3,530     $  3,806,893

MISSISSIPPI -- 3.5%
Mississippi Development Bank
  (FGIC Insured)
    5.000%                   1/1/21                  5,000        5,323,150

MISSOURI -- 5.6%
State Health & Educational
  Facilities, Authority St. Louis
  University Series A (MBIA
  Insured)(d)
    3.540%                  10/1/35                  3,000        3,000,000
State Health & Educational
  Facilities, St. Anthony's
  Medical Center  Prerefunded
  12/1/10 @101
    6.250%                  12/1/30                  1,000        1,097,350
State Health & Educational
  Facilities, St. Anthony's
  Medical Center Prerefunded
  12/1/10 @101
    6.125%                  12/1/19                  2,000        2,186,200
State Highways & Transit Commission
  First Lien Series A
    5.000%                   5/1/18                  2,000        2,168,320
                                                               ------------
                                                                  8,451,870
                                                               ------------
NEBRASKA -- 3.4%
University of Nebraska Facilities
  Corp. (AMBAC Insured)
    5.000%                  7/15/20                  4,750        5,107,342

NEW HAMPSHIRE -- 0.5%
State Health & Educational
  Facilities Authority, Exeter Project
    6.000%                  10/1/24                    750          819,653

NEW JERSEY -- 8.6%
Camden County Municipal Utilities
  Authority Series B (FGIC Insured)
    0.000%                   9/1/11                  3,000        2,530,320
State Economic Development
  Authority Series P
    5.250%                   9/1/19                  1,855        2,019,112
Transportation Trust Fund
  Authority Series A
    5.500%                 12/15/21                  3,000        3,438,510
    5.250%                 12/15/22                    500          560,485
Transportation Trust Fund Authority
  Series C Prerefunded 6/15/13 @100
    5.500%                  6/15/24                  4,000        4,399,920
                                                               ------------
                                                                 12,948,347
                                                               ------------

                             PHOENIX INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
NEW YORK -- 0.8%
Long Island Power Authority
    5.000%                  12/1/35                 $  200     $    210,340
New York City Industrial Development
  Agency, Queens Baseball Stadium
  Project (AMBAC Insured)
    5.000%                   1/1/31                  1,000        1,061,710
                                                               ------------
                                                                  1,272,050
                                                               ------------
NORTH CAROLINA -- 1.1%
Harnett County, Certificate of
  Participation (FSA Insured)
    5.125%                  12/1/23                    265          283,179
Municipal Power Agency No. 1 Catawba
    6.000%                   1/1/09                  1,385        1,439,112
                                                               ------------
                                                                  1,722,291
                                                               ------------
OHIO -- 4.9%
City of Akron(b)
    6.500%                  11/1/15                    865        1,036,625
City of Cincinnati School District,
  Certificate of Participation
  (FSA Insured)
    5.000%                 12/15/28                    800          845,272
Cleveland Municipal School District
  (FSA Insured)
    5.250%                  12/1/18                  2,330        2,532,267
Columbus Regional Port Authority,
  Rickenbacker International Airport
  Series A
    5.375%                   1/1/32                  1,580        1,759,678
Stark County Plain School District
  (FGIC Insured)
    6.000%                  12/1/25                    180          194,945
Steubenville Hospital - Trinity
  Medical Center
    6.375%                  10/1/20                  1,010        1,094,638
                                                               ------------
                                                                  7,463,425
                                                               ------------
PENNSYLVANIA -- 0.7%
State Health & Education Facilities
  Authority, Chester County
  Hospital Series A
    6.750%                   7/1/31                  1,000        1,088,940

PUERTO RICO -- 1.1%
Commonwealth of Puerto Rico
  Series A
    5.250%                   7/1/22                  1,500        1,620,705

SOUTH CAROLINA -- 0.9%
Lexington County School District
  No. 1 School Facilities Corp.
    5.250%                  12/1/28                  1,300        1,384,552



   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
TENNESSEE -- 1.5%
Metropolitan Government Nashville &
  Davidson County Health &
  Educational Facilities Board
  (AMBAC Insured)
    6.000%                  12/1/16                 $1,500     $  1,713,015
Tennessee Energy Acquisition Corp.
    5.250%                   9/1/20                    500          549,610
                                                               ------------
                                                                  2,262,625
                                                               ------------
TEXAS -- 10.6%
Alvin Independent School District
  (PSF Guaranteed)
    4.500%                  2/15/26                    250          250,713
Birdville Independent School
  District (PSF Guaranteed)
    6.000%                  2/15/21                  2,135        2,270,145
Canyon Independent School District
  (PSF Guaranteed)
    5.375%                  2/15/24                  1,170        1,271,755
City of Killeen (MBIA Insured)
    4.700%                   8/1/24                    340          350,135
City of San Antonio
    5.000%                   2/1/12                     15           15,867
Kountze Independent School District
  (PSF Guaranteed)
    5.250%                  8/15/29                  1,000        1,084,580
Leander Independent School District
  (PSF Guaranteed)
    0.000%                  8/15/24                  5,000        1,743,450
Lewisville  Independent School
  District Unrefunded Balance
  (PSF Guaranteed)
    6.000%                  8/15/17                    100          105,039
Northwest Independent School
  District Prerefunded 2/15/13 @100
  (PSF Guaranteed)
    5.000%                  8/15/28                  1,160        1,238,161
State Public Finance Authority,
  Texas Tech College (MBIA Insured)
    6.250%                   8/1/09                    795          817,570
State Transportation Commission
  Mobility Fund
    5.000%                   4/1/24                  4,500        4,777,650
United Independent School District
  (PSF Guaranteed)
    4.500%                  8/15/30                  1,000          998,520
University of Texas Permanent
  University Fund Series B
    5.000%                   7/1/26                  1,000        1,079,230
                                                               ------------
                                                                 16,002,815
                                                               ------------
VIRGINIA -- 3.2%
Henrico County Economic Development
  Authority, Regional Jail Project
    6.125%                  11/1/17                  2,405        2,592,542

                             PHOENIX INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   Coupon                                             Par
    Rate                   Maturity                  (000)         Value
   ------                  --------                  -----     ------------
MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
VIRGINIA (CONTINUED)
Upper Occoquan Sewage Authority
  (MBIA Insured)
    5.150%                   7/1/20                 $2,000     $  2,241,100
                                                               ------------
                                                                  4,833,642
                                                               ------------
WEST VIRGINIA -- 0.3%
Monongalia County Community Hospital
  Series A
    5.000%                   7/1/30                    500          510,800

WISCONSIN -- 1.9%
State Health & Educational
  Facilities Authority
  (Radian Insured)
    5.000%                  8/15/18                  2,000        2,034,720
State of Wisconsin
    6.875%                   6/1/11                    750          815,377
                                                               ------------
                                                                  2,850,097
                                                               ------------
WYOMING -- 1.4%
Sweetwater County Power Board
  Project (MBIA Insured)
    5.000%                  6/15/13                  2,000        2,096,940
--------------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
 (Identified cost $141,705,670)                                 148,779,097
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Long Term Investments--98.3%
  (Identified Cost $141,705,670)                                148,779,097
--------------------------------------------------------------------------------

                                                    Shares          Value
                                                    ------     ------------

SHORT-TERM INVESTMENTS -- 0.7%
MONEY MARKET MUTUAL FUNDS -- 0.7%
AIM Tax-Free Investment Co. Cash Reserve
  Portfolio (seven-day effective yield 3.44%)       11,538           11,538


                                                    Shares          Value
                                                    ------     ------------
SHORT-TERM INVESTMENTS (CONTINUED)
MONEY MARKET MUTUAL FUNDS (CONTINUED)
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio
  (seven-day effective yield 3.50%)              1,011,760     $  1,011,760
                                                               ------------
                                                                  1,023,298
                                                               ------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified cost $1,023,298)                                    1,023,298
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.0%
(Identified cost $142,728,968)                                  149,802,395(a)

OTHER ASSETS & LIABILITIES, NET -- 1.0%                           1,469,342
                                                               ------------
NET ASSETS -- 100.0%                                           $151,271,737
                                                               ============

----------
(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,114,269 and gross depreciation of $17,340 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $142,705,466.
(b) Escrowed to maturity.
(c) At March 31, 2007, 53% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: FGIC 11%, and FSA 16%.
(d) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $1,026,770 or 0.7% of net assets.

                             PHOENIX INSIGHT FUNDS
                          GOVERNMENT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------     ------------
FEDERAL AGENCY SECURITIES(c) -- 46.8%
FHLB
    5.160%                  4/13/07                $45,000     $ 44,922,600
    5.150%                  4/20/07                 35,000       34,904,868
FHLMC
    4.250%                   4/5/07                 50,000       49,994,626
    5.160%                  4/23/07                 25,000       24,921,090
    5.160%                  4/30/07                  9,090        9,052,216
FNMA
    5.140%                   4/9/07                 30,000       29,965,700
    5.170%                  4/16/07                 10,000        9,978,459
--------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
  (Identified cost $203,739,559)                                203,739,559
--------------------------------------------------------------------------------
FEDERAL AGENCY SECURITIES -- VARIABLE(b) -- 9.1%
Overseas Private Investment Corp.
    5.350%                  5/15/21                 39,548       39,548,140
--------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES -- VARIABLE
  (Identified cost $39,548,140)                                  39,548,140
--------------------------------------------------------------------------------


                                                    Shares        Value
                                                    ------     ------------
MUTUAL FUNDS -- 0.0%
MONEY MARKET MUTUAL FUNDS -- 0.0%
AIM Short-Term Investment Trust
  Treasury Portfolio (seven-day
  effective yield 5.13%)                            61,325           61,325
Goldman Sachs Financial Square
  Treasury Obligation Portfolio
  (seven-day effective yield 5.09%)                    244              244
                                                               ------------
TOTAL MONEY MARKET MUTUAL FUNDS
  (Identified cost $61,569)                                          61,569
                                                               ------------
--------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
  (Identified cost $61,569)                                          61,569
--------------------------------------------------------------------------------


  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------     ------------
REPURCHASE AGREEMENTS -- 44.2%
Bank of America repurchase
  agreement, 5.38% dated 3/30/07,
  due 4/2/07 repurchase price
  $85,561,862 collateralized by
  FNMA 5%, 3/1/34 market value
  $87,233,990.
    5.380%                   4/2/07                $85,524     $ 85,523,519


  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------     ------------
REPURCHASE AGREEMENTS (CONTINUED)
Bank of Tokyo N.A. repurchase
  agreement, 5.41% dated 3/30/07,
  due 4/2/07 repurchase price
  $86,038,772 collateralized by
  FNMA 4.838%, 6/1/35 market value
  $7,874,361 and FNMA 4.781%, 6/1/35
  market value $41,747,864 and FNMA
  4.949%, 7/1/35 market value
  $38,095,575.
    5.410%                   4/2/07                 86,000     $ 86,000,000
Lehman Brothers repurchase agreement,
  5.15% dated 3/30/07, due 4/2/07
  repurchase price $21,009,013
  collateralized by U.S. Treasury
  Note 5.75%, 8/15/10 market value
  $544,544 and U.S. Treasury Note
  4.75%, 2/15/10 market value
  $20,877,094.
    5.150%                   4/2/07                 21,000       21,000,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Identified cost $192,523,519)                                192,523,519
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.1%
  (Identified cost $435,872,787)                                435,872,787(a)

OTHER ASSETS & LIABILITIES, NET -- (0.1%)                          (471,724)
                                                               ------------
NET ASSETS -- 100.0%                                           $435,401,063
                                                               ============
----------
(a) Federal Income Tax Information: At March 31, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(c) The interest rate shown is the coupon rate.

                             PHOENIX INSIGHT FUNDS
                               MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
ASSET-BACKED SECURITIES -- 9.5%
Ford Credit Auto Owner Trust
  06-C A1 144A(b)
    5.357%                 12/15/07               $ 67,778   $   67,778,207
G-Star Ltd. 02-2A, A1MA 144A(b)(c)
    5.390% (10/25/17)(d)    4/25/07                 75,471       75,470,557
G-Star Ltd. 02-2A, A1MB 144A(b)(c)
    5.390% (10/25/17)(d)    4/25/07                 31,870       31,869,606
Hyundai Auto Receivables Trust 06-B A1
    5.348%                 11/15/07                 16,738       16,737,579
Putnam Structured Product Funding
  02-1A, A1MF 144A(b)(c)
    5.390% (7/15/38)(d)     4/16/07                 76,000       76,000,000
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
  (Identified cost $267,855,949)                                267,855,949
--------------------------------------------------------------------------------
COMMERCIAL PAPER(f) -- 48.8%
Amsterdam Funding Corp.
    5.290%                  4/18/07                 26,600       26,533,552
    5.310%                  4/24/07                 30,000       29,898,225
Bishop's Gate
    5.290%                  4/12/07                160,730      160,470,198
Broadhollow Funding LLC
    5.470%                  7/31/07                 25,000       24,996,201
    5.310%                   8/7/07                 52,369       52,289,271
    5.300%                  8/10/07                 40,000       39,935,222
Chariot Funding LLC
    5.270%                  4/12/07                 40,312       40,247,086
Compass Securitization LLC
    5.290%                  4/25/07                 17,197       17,136,352
Grampian Funding LLC
    5.300%                  4/12/07                 89,500       89,355,060
Jupiter Securitization Co. LLC
    5.300%                  4/12/07                 13,790       13,767,668
Market Street Funding Corp.
    5.290%                  4/18/07                 40,000       39,900,078
    5.290%                  4/27/07                 89,775       89,432,010
National Rural Utilities Cooperative
  Finance Corp.
    5.280%                  4/12/07                 59,000       58,904,813
Paradigm Funding LLC
    5.290%                   4/3/07                 14,544       14,539,726
    5.290%                  4/10/07                 14,600       14,580,692
    5.290%                  4/16/07                 50,000       49,889,792
    5.290%                  4/23/07                 19,006       18,944,558
    5.300%                   5/3/07                  9,690        9,644,349
    5.300%                   5/7/07                 21,400       21,286,580
Sheffield Receivables Corp.
    5.380%                   4/3/07                 65,681       65,661,622
    5.300%                  4/12/07                 50,000       49,919,028
Tasman Funding LLC
    5.280%                   4/5/07                 27,318       27,301,973
    5.290%                  4/10/07                 15,938       15,916,922
    5.290%                  4/16/07                 61,400       61,264,664
    5.290%                  4/23/07                 25,000       24,919,181



  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
COMMERCIAL PAPER (CONTINUED)
    5.300%                  4/30/07               $ 20,000   $   19,914,611
Thames Asset Global Securitization, Inc.
    5.290%                   4/5/07                 40,986       40,961,909
    5.330%                  4/16/07                 68,844       68,691,501
    5.300%                  4/20/07                 36,614       36,511,846
Valcour Bay Capital Co. LLC
    5.310%                  3/26/08                 25,000       24,878,313
    5.310%                   4/8/08                 37,000       36,978,170
    5.320%                  4/15/08                 75,000       74,878,083
    5.320%                  4/16/08                 16,000       15,973,991
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Identified cost $1,375,523,247)                            1,375,523,247
--------------------------------------------------------------------------------
TIME DEPOSITS -- 6.1%
ING Bank
    5.438%                   4/2/07                120,000      120,000,000
Regions Bank
    5.344%                   4/2/07                 51,936       51,935,560
--------------------------------------------------------------------------------
TOTAL TIME DEPOSITS
  (Identified cost $171,935,560)                                171,935,560
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 2.1%
COLORADO -- 1.8%
Colorado Housing & Finance
  Authority Single Family Housing
  Series B1
    5.350% (11/1/32)(c)(d)   4/4/07                 13,020       13,020,000
Colorado Housing & Finance
  Authority Single Family Housing
  Series B2
    5.350% (11/1/30)(c)(d)   4/4/07                 30,045       30,045,000
Colorado Housing & Finance
  Authority Single Family Housing
  Series 1-A1
    5.350% (11/1/13)(c)(d)   4/4/07                  7,660        7,660,000
                                                             --------------
                                                                 50,725,000
                                                             --------------

CONNECTICUT -- 0.3%
Connecticut Housing Finance
  Authority Single Family Housing
  F-1 (AMBAC Insured)(c)(d)
    5.280% (11/15/16)        4/5/07                  8,236        8,236,000

UTAH -- 0.0%
Utah Housing Corp. Single Family
  Housing CL-I-C3 (FHA Insured)(c)(d)
    5.350% (7/1/33)          4/7/07                    820          820,000

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Identified cost $59,781,000)                                  59,781,000
--------------------------------------------------------------------------------
MEDIUM TERM NOTES -- 60.5%
Alliance & Leicester plc 144A
  (United Kingdom)(b)(c)(g)
    5.330% (5/7/08)(d)      4/10/07                165,000      165,000,000

                             PHOENIX INSIGHT FUNDS
                               MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
MEDIUM TERM NOTES (CONTINUED)
American Express Bank FSB(c)
    5.290% (7/27/07)(d)     4/27/07               $ 85,000   $   85,000,000
American Express Centurion Bank(c)
    5.290% (7/18/07)(d)     4/18/07                 98,000       98,000,000
Bank of New York Co., Inc.
  (The)(c)(b)
    5.320% (5/9/08)(d)      4/10/07                170,000      169,983,972
Beta Finance, Inc. 144A(c)(b)
    5.355% (3/10/08)(d)     6/11/07                127,000      127,038,196
Compass Securitization LLC
  144A(b)(c)
    5.275% (9/6/07)(d)       4/6/07                 95,000       94,991,690
General Electric Capital Corp.(c)
    5.445% (7/9/07)(d)       4/9/07                 15,000       15,000,000
Goldman Sachs Group, Inc.
    5.350%(e)               4/10/07                 85,000       85,000,000
Goldman Sachs Group, Inc. 144A(c)(b)
    5.445% (9/14/07)(d)     4/16/07                100,000      100,000,000
Harrier Finance Funding LLC(c)(b)
    5.310% (3/21/08)(d)     6/21/07                 75,000       74,992,743
K2 (USA) LLC(c)(b)
    5.310% (3/14/08)(d)     6/14/07                100,000       99,990,639
Lehman Brothers Holdings, Inc.(c)
    5.480% (4/20/07)(d)     4/20/07                 16,665       16,666,088
    5.470%(4/22/08)(d)      4/23/07                102,500      102,500,000
National Rural Utilities
  Cooperative Finance Corp.(c)
    5.310% (5/1/08)(d)      4/20/07                 70,000       70,000,000
Sigma Finance, Inc. 144A(c)(b)
    5.280% (6/21/07)(d)     4/20/07                175,000      174,996,116
Tango Finance Corp.144A(c)(b)
    5.280%                  8/22/07                125,000      124,995,103


  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
MEDIUM TERM NOTES (CONTINUED)
Westdeutsche Landesbank AG 144A
  (Germany)(b)(c)(g)
    5.380% (5/9/08)(d)      4/10/07               $100,000   $  100,000,000
--------------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
  (Identified cost $1,704,154,547)                            1,704,154,547
--------------------------------------------------------------------------------


  Annualized               Maturity
  Yield/Rate              Reset Date
  ----------              ----------
REPURCHASE AGREEMENTS -- 5.5%
Bank of Tokyo N.A. repurchase agreement,
  5.41% dated 3/30/07, due 4/2/07 repurchase
  price $154,069,428 collateralized by FNMA
  4.917%, 7/1/35 market value $23,021,752,
  FNMA 4.643%, 6/1/35 market value $25,726,078,
  FNMA 4.668%, 6/1/35 market value $27,770,511,
  FNMA 4.880%, 6/1/35 market value $33,573,214,
  FNMA 5.50%, 12/1/28 market value $19,100,127,
  FGLMC 5%, 10/1/35 market value $6,499,727
  and U.S. Treasury Note 2.625%, 5/15/08 market
  value $21,388,591.                               154,000      154,000,000
                                                             --------------
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Identified cost $154,000,000)                                154,000,000
--------------------------------------------------------------------------------

                                                    Shares        Value
                                                    ------   --------------
MONEY MARKET  MUTUAL FUNDS -- 0.0%
AIM Short-Term Investment Treasury
  Portfolio (seven-day effective
  yield 5.13%)                                      23,486           23,486
AIM Short-Term Investments STIC
  Prime Portfolio (seven-day
  effective yield 5.25%)                             1,296            1,296

                             PHOENIX INSIGHT FUNDS
                               MONEY MARKET FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    Shares        Value
                                                    ------   --------------
MONEY MARKET MUTUAL FUNDS (CONTINUED)
Dreyfus Cash Management Plus
  (seven-day effective yield 5.15%)                 46,914   $       46,914
--------------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
  (Identified cost $71,696)                                          71,696
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 132.5%
  (Identified cost $3,733,321,999)                            3,733,321,999(a)

OTHER ASSETS & LIABILITIES, NET -- (32.5%)                       20,976,231
                                                             --------------
NET ASSETS -- 100.0%                                         $3,754,298,230
                                                             ==============

----------
(a) Federal Income Tax Information: At March 31, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $1,014,144,373 or 35.9% of net assets.
(c) Variable or step coupon security, interest rate shown reflects the rate currently in effect.
(d) Denotes Final Maturity Date.
(e) Illiquid.
(f) The interest rate shown is the coupon rate.
(g) A security is considered to be foreign if the security is issued in a foreign country. The country of risk noted in the header is determined based on the criteria described in Note 1D "Foreign security country determination" in the Notes To Schedules of Investments.

                             PHOENIX INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
COMMERCIAL PAPER - MUNICIPAL -- 7.4%

FLORIDA -- 1.0%
Sunshine State Government Finance
  Commission Series A
    3.530%                   4/5/07                $10,040   $   10,040,000

GEORGIA -- 1.1%
Municpal Electric Authority
  Project 1 Series A
    3.550%                  4/12/07                 12,000       12,000,000

ILLINOIS -- 3.3%
Illinois Health Facilities
  Authority, Evanston Northwestern Corp.
    3.650%                  5/17/07                 20,000       20,000,000
Illinois Health Facilities
  Authority, Evanston Hospital Corp.
    3.650%                   6/7/07                  5,000        5,000,000
Illinois Health Facilities
  Authority, Evanston Hospital Corp.
    3.650%                  9/21/07                  5,000        5,000,000
Illinois Health Facilities
  Authority, Evanston Hospital Corp.
    3.640%                  6/14/07                  5,000        5,000,000
                                                             --------------
                                                                 35,000,000
                                                             --------------
MISSISSIPPI -- 1.4%
Claiborne County, Southern
  Mississippi Electric Series G1
    3.620%                   4/5/07                  4,500        4,500,000
Claiborne County, Southern
  Mississipi Electric Series G2
    3.760%                   7/9/07                 10,400       10,400,000
                                                             --------------
                                                                 14,900,000
                                                             --------------
TEXAS -- 0.5%
University of Texas System,
  Board of Regents
    3.600%                   4/2/07                  4,700        4,700,000

WASHINGTON -- 0.1%
King County, Sewer Revenue Series A
    3.650%                  5/23/07                  1,200        1,200,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER - MUNICIPAL
  (Identified cost $77,840,000)                                  77,840,000
--------------------------------------------------------------------------------



  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
VARIABLE RATE DEMAND OBLIGATIONS(e) -- 81.1%
ALABAMA -- 3.3%
Chatom Industrial Development Board
  Pollution Control Electric
  Cooperative, Inc.
    3.740% (8/15/14)(f)      4/6/07                 $2,825    $   2,825,000



  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
ALABAMA (CONTINUED)
Columbia  Industrial Development
  Board Pollution Control Series
  C Alabama Power Co.
    3.800% (10/1/22)(f)      4/2/07                $10,000   $   10,000,000
Jefferson County Sewer Series
  C-2 (XLCA Insured)
    3.700% (2/1/40)(f)       4/6/07                 12,400       12,400,000
Jefferson County Sewer Series
  C-4 (XLCA Insured)
    3.670% (2/1/40)(f)       4/6/07                 10,000       10,000,000
                                                             --------------
                                                                 35,225,000
                                                             --------------
ALASKA -- 1.9%
State Housing Finance Corp. (Spears)
  Series DB-132 144A (FGIC Insured)(b)
    3.710% (12/1/41)(f)      4/6/07                  5,225        5,225,000
State Housing Finance Corp.
  University of Alaska Series A
    3.660% (12/1/27)(f)      4/6/07                 15,000       15,000,000
                                                             --------------
                                                                 20,225,000
                                                             --------------
ARIZONA -- 1.5%
Salt River Project Series 02-6010,
  144A(b)
    3.720% (1/1/25)(f)       4/6/07                  9,900        9,900,000
Salt River Project Series 06-0014
  Class A 144A(b)
    3.720% (1/1/35)(f)       4/6/07                  6,000        6,000,000
                                                             --------------
                                                                 15,900,000
                                                             --------------
CALIFORNIA -- 0.3%
ABN AMRO Munitops Certificates
  Trust Series 99-7 144A (MBIA
  Insured)(b)
    3.650% (7/4/07)(f)       4/6/07                  3,100        3,100,000

COLORADO -- 2.0%
Regional Transportation District
  (Eagle) Series 06-128 Class A
  144A (AMBAC Insured)(b)
    3.720% (11/1/36)(f)      4/6/07                  4,740        4,740,000
Westminster Economic Development
  Authority, Mandalay Gardens Urban
  Renewal Project
    3.670% (12/1/28)(f)      4/6/07                  5,690        5,690,000
Westminster Economic Development
  Authority, North Huron Urban
  Renewal Project
    3.670% (12/1/28)(f)      4/6/07                 10,450       10,450,000
                                                             --------------
                                                                 20,880,000
                                                             --------------
CONNECTICUT -- 0.3%
State of Connecticut Transportation
  Infrastructure Series 2
  (AMBAC Insured)
    3.660% (2/1/22)(f)       4/6/07                  3,600        3,600,000

                             PHOENIX INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
FLORIDA -- 7.7%
Dade County Industrial Development
  Authority Florida Power & Light Co.
    3.810% (6/1/21)(f)       4/2/07                $24,500   $   24,500,000
Peace River Manasota Regional Water
  Supply Authority (Eagle) Series
  06-0033A 144A (FSA Insured)(b)
    3.720% (10/1/35)(f)      4/6/07                  6,270        6,270,000
Putnam County Development Authority
  Pollution Control Seminole
  Electric Cooperative, Inc.
  Series D
    3.530% (12/15/09)(f)    6/15/07                 17,485       17,485,000
Putnam County Development Authority
  Pollution Control Seminole
  Electric Cooperative, Inc.
  Series H
    3.740% (3/15/14)(f)      4/6/07                  8,000        8,000,000
St. Lucie County Pollution Control
  Florida Power & Light Co. Project
  3.820% (9/1/28)(f)         4/2/07                 25,000       25,000,000
                                                             --------------
                                                                 81,255,000
                                                             --------------
GEORGIA -- 2.8%
Burke County Development Authority
  Pollution Control Vogtle Power
  Plant Series 1
    3.760% (9/1/30)(f)     6/1/07(d)                24,000       24,000,000
Monroe County Development Authority
  Pollution Control Scherer Power
  Plant Series 95-2
    3.760% (7/1/25)(f)     6/1/07(d)                 6,000        6,000,000
                                                             --------------
                                                                 30,000,000
                                                             --------------
HAWAII -- 0.9%
ABN-AMRO Munitops Certificates Trust
  Series 01-11 144A (FSA Insured)(b)(g)
    3.700% (9/1/09)(f)      9/20/07                  9,980        9,980,000

ILLINOIS -- 13.0%
ABN-AMRO Munitops Certificates
  Trust Series 06-2 144A (MBIA Insured)(b)
    3.750% (3/1/14)(f)       4/6/07                 14,995       14,995,000
City of Chicago (Eagle) Series
  03-0006, A 144A (MBIA Insured)(b)
    3.720% (1/1/42)(f)       4/6/07                  4,800        4,800,000
Cook County Public Improvements
  Series E
    3.650% (11/1/33)(f)      4/6/07                  3,300        3,300,000
Development & Finance Authority
  Evanston McGaw YMCA Project
    3.720% (6/1/27)(f)       4/6/07                  4,000        4,000,000
Development & Finance Authority
  Evanston Northwestern
    3.700% (5/1/31)(f)       4/6/07                  5,035        5,035,000



  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
ILLINOIS (CONTINUED)
Development & Finance Authority
  North Park University
    3.700% (10/1/29)(f)      4/6/07                $22,800   $   22,800,000
Development & Finance Authority
  Sacred Heart of Chicago Schools Project
    3.660% (7/1/33)(f)       4/6/07                  2,300        2,300,000
Educational Facilities Authority
  Adler Planetarium
    3.680% (4/1/31)(f)       4/6/07                 10,000       10,000,000
Educational Facilities Authority
  Field Museum of Natural History
    3.700% (11/1/32)(f)      4/6/07                 15,900       15,900,000
Educational Facilities Authority
  Lake Forest Graduate School
    3.710% (12/1/28)(f)      4/6/07                  3,900        3,900,000
Finance Authority Evanston
  Northwestern Healthcare Corp.
    3.700% (5/1/31)(f)       4/6/07                  6,015        6,015,000
Finance Authority IIT Research
  Institute
    3.710% (10/1/34)(f)      4/6/07                  7,790        7,790,000
Finance Authority Lake Forest Academy
    3.660% (12/1/24)(f)      4/6/07                  5,000        5,000,000
Finance Authority Lake Forest
  Country Day School
    3.660% (7/1/35)(f)       4/6/07                  3,250        3,250,000
Health Facilities Authority
  Advocate Health Care Network
    3.850% (11/15/22)(f)     7/6/07(d)              10,575       10,575,000
Housing Development Authority
  Multi-Family Revenue (AMBAC Insured)
    3.680% (7/1/47)(f)       4/6/07                  8,950        8,950,000
Village of Crestwood, Trinity
  Christian College
    3.690% (9/1/28)(f)       4/6/07                  8,545        8,545,000
                                                             --------------
                                                                137,155,000
                                                             --------------
INDIANA -- 3.4%
Health & Education Facilities
  Finance Authority Union Hospital
  Series 06-A
    3.690% (9/1/36)(f)       4/6/07                  7,600        7,600,000
Health Facilities Finance Authority
  Ascension Health Credit Group
  Series A-1
    3.820% (11/15/36)(f)     7/3/07(d)               5,000        5,000,000
Health Facilities Finance Authority
  Union Hospital, Inc. Project
    3.710% (9/1/27)(f)       4/6/07                  7,200        7,200,000
Lawrence-Fort Harrison Reuse Authority
    3.710% (2/1/21)(f)       4/6/07                  6,045        6,045,000
South Bend Economic Development,
  Stanley Clark School Project
    3.710% (11/1/30)(f)      4/6/07                  2,000        2,000,000

                             PHOENIX INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
INDIANA (CONTINUED)
State Educational Facilities
  Authority Wabash College Project
    3.700% (12/1/23)(f)      4/6/07                $ 1,620   $    1,620,000
Transportation Finance Authority
  Series DB-114 144A (FGIC
  Insured)(b)
    3.710% (6/1/29)(f)       4/6/07                  3,950        3,950,000
Transportation Finance Authority
  Series DB-117 144A (FGIC Insured)(b)
    3.710% (6/1/29)(f)       4/6/07                  2,075        2,075,000
                                                             --------------
                                                                 35,490,000
                                                             --------------
KENTUCKY -- 2.0%
Covington Building Authority
    3.710% (4/1/19)(f)       4/6/07                  1,260        1,260,000
Kentucky Economic Development
  Finance Authority
    3.710% (11/1/35)(f)      4/6/07                  5,000        5,000,000
Lexington-Fayettte Urban County
  First Bracktown Income Project
    3.710% (12/1/31)(f)      4/6/07                  5,000        5,000,000
Mason County Pollution Control East
  Kentucky Power Cooperative, Inc.
  Series B-2
    3.740% (10/15/14)(f)     4/6/07                  5,670        5,670,000
Mason County Pollution Control East
  Kentucky Power Cooperative, Inc.
  Series B-3
    3.740% (10/15/14)(f)     4/6/07                  3,960        3,960,000
                                                             --------------
                                                                 20,890,000
                                                             --------------
MICHIGAN -- 2.9%
Detroit Sewage Disposal (Eagle)
  144A (FGIC Insured)(b)
    3.720% (7/1/36)(f)       4/6/07                  5,450        5,450,000
Grand Valley State University
  Series A (AMBAC Insured)
    3.660% (2/1/27)(f)       4/6/07                 15,165       15,165,000
L'Anse Creuse Public Schools (Eagle)
  Series 06-0032, Class A 144A (FSA,
  Q-SBLF Insured)(b)
    3.720% (5/1/35)(f)       4/6/07                  3,700        3,700,000
Southgate Properties Project State
  Strategic Fund Limited
    3.670% (8/1/23)(f)       4/6/07                  6,450        6,450,000
                                                             --------------
                                                                 30,765,000
                                                             --------------
MISSOURI -- 2.7%
Bi-State Development Agency MetroLink
  Cross County Project Series A
  (FSA Insured)
    3.670% (10/1/32)(f)      4/6/07                  7,000        7,000,000



  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------


VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
MISSOURI (CONTINUED)
St. Louis County Industrial
  Development & Educational
  Facilities Whitefield School,
  Inc. Series B
  3.700% (6/15/24)(f)        4/6/07                $ 1,100   $    1,100,000
State Health & Educational Facilities
  Authority Washington University
  (Eagle) Series 02-6026, A 144A(b)
    3.720% (2/15/33)(f)      4/6/07                  2,700        2,700,000
State Health & Educational
  Facilities Authority Washington
  University (Eagle) Series 03-0003,
  A 144A(b)
    3.720% (2/15/33)(f)      4/6/07                  9,900        9,900,000
State Health & Educational
  Facilities Authority Washington
  University Series B
    3.800% (9/1/30)(f)       4/2/07                  7,335        7,335,000
                                                             --------------
                                                                 28,035,000
                                                             --------------
NEBRASKA -- 0.7%
ABN AMRO Munitops Certificates
  Trust Series 01-24 144A (FGIC
  Insured)(b)
    3.700% (7/1/09)(f)       4/6/07                  7,295        7,295,000

NEVADA -- 2.2%
ABN-AMRO Munitops Certificates Trust
  Multi-State Series 01-19 144A
  (FGIC Insured)(b)
    3.750% (6/1/09)(f)       4/6/07                 10,950       10,950,000
Las Vegas Valley Water District
  Series B
    3.800% (6/1/36)(f)       4/2/07                 12,000       12,000,000
                                                             --------------
                                                                 22,950,000
                                                             --------------
NEW YORK -- 3.4%
ABN AMRO Munitops Certificates 99-3
  144A (MBIA Insured)(b)
    3.700% (8/1/15)(f)       4/6/07                 16,402       16,402,000
New York City Finance Authority
  (Eagle) Series 07-0004 Class A
  (FGIC Insured)
    3.710% (7/15/36)(f)      4/6/07                 20,000       20,000,000
                                                             --------------
                                                                 36,402,000
                                                             --------------
NORTH CAROLINA -- 0.8%
North Carolina Capital Facilities
  Finance Agency (Eagle) Series
  06-0131-Class A 144A(b)
    3.720% (10/1/44)(f)      4/6/07                  6,000        6,000,000
North Carolina Capital Facilities
  Financial Agency (Eagle) Series
  06-0159 Class A 144A(b)
    3.720% (10/1/41)(f)      4/6/07                  2,800        2,800,000
                                                             --------------
                                                                  8,800,000
                                                             --------------

                             PHOENIX INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
OHIO -- 2.0%
Metrohealth System Cuyahoga County Hospital
    3.680% (2/1/35)(f)       4/6/07                $ 7,915   $    7,915,000
Ratner School Project Cuyahoga County
    3.730% (8/1/32)(f)       4/6/07                  6,500        6,500,000
State Higher Educational Facility
  Commission (Pooled Financing 2002
  Program) Series A
    3.700% (9/1/27)(f)       4/6/07                  4,795        4,795,000
State Higher Educational Facility
  Commission (Pooled Financing 2003
  Program) Series A
    3.730% (9/1/24)(f)       4/6/07                  1,560        1,560,000
                                                             --------------
                                                                 20,770,000
                                                             --------------
OREGON -- 1.9%
Clakamas County Hospital Facility
  Authority Legacy Health System
    3.660% (2/15/30)(f)      4/6/07                 20,000       20,000,000

PENNSYLVANIA -- 1.5%
Industrial Development Authority
  Berks County Richard J. Caron
  Foundation Project
    3.710% (9/1/25)(f)       4/6/07                  2,700        2,700,000
Industrial Development Authority
  Delaware County Pollution Control
  Exelon
    3.800% (4/1/21)(f)       4/2/07                 11,400       11,400,000
Pennsylvania Intergovernmental
  Cooperative Authority Special Tax
  (City of Philadelphia Funding
  Program) (AMBAC Insured)
    3.670% (6/15/22)(f)      4/6/07                  2,175        2,175,000
                                                             --------------
                                                                 16,275,000
                                                             --------------
TEXAS -- 16.8%
ABN-AMRO Munitops Certificates
  Trust (Multistate) Series 15 144A
  (PSF Guaranteed)(b)
    3.750% (8/1/10)(f)       4/6/07                 15,925       15,925,000
ABN-AMRO Munitops Certificates Trust
  Multi-State Series 99-9 144A (PSF
  Guaranteed)(b)
    3.680% (8/8/07)(f)       4/6/07                 10,002       10,002,000
Amarillo Independent School District
  (PSF Guaranteed)
    3.680% (2/1/24)(f)       4/6/07                  5,945        5,945,000
Corpus Christi Utility Systems
  (Spears) Series DB-126 144A
  (FSA Insured)(b)
    3.710% (7/15/20)(f)      4/6/07                  5,490        5,490,000
Denton Independent School District
  Series 05-A
    3.680% (8/1/35)(f)       4/6/07                 15,200       15,200,000



  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
TEXAS (CONTINUED)
Harris County Department of
  Education Public Facility Corp.
  P-FLOAT PT 3357 144A (MBIA
  Insured)(b)
    3.600% (2/15/23)(f)      4/6/07                $ 5,800   $    5,800,000
Harris County Health Facilities
  Development Corp. Texas
  Children's Hospital Series B-1
  (MBIA Insured)
    3.800% (10/1/29)(f)      4/2/07                 23,700       23,700,000
Laredo Sports Venue Sales Tax
  Revenue (AMBAC Insured)
    3.680% (3/15/24)(f)      4/6/07                  6,215        6,215,000
Nueces County Health Facilities
  Development Corp. Driscoll
  Foundation Children's Hospital
    3.690% (7/1/15)(f)       4/6/07                 17,600       17,600,000
San Antonio Electric & Gas
    3.690% (2/1/33)(f)       4/6/07                 25,000       25,000,000
State of Texas (Eagle) Series
  03-0026, Class A 144A(b)
    3.720% (10/1/15)(f)      4/6/07                  2,410        2,410,000
State of Texas (Eagle) Series
  06-0125, Class A 144A(b)
    3.720% (4/1/33)(f)       4/6/07                  9,040        9,040,000
Texas Small Business Industrial
  Development Corp.
    3.690% (7/1/26)(f)       4/6/07                 35,000       35,000,000
                                                             --------------
                                                                177,327,000
                                                             --------------
VIRGINIA -- 0.6%
Loudoun County Industrial
  Development Authority,
  Howard Hughes Medical Institute Series C
    3.780% (2/15/38)(f)      4/2/07                  4,350        4,350,000
Loudoun County Industrial
  Development Authority, Howard
  Hughes Medical Institute Series D
    3.660% (2/15/38)(f)      4/6/07                  2,000        2,000,000
                                                             --------------
                                                                  6,350,000
                                                             --------------
WASHINGTON -- 1.0%
Issaquah Community Properties Series A
    3.700% (2/15/21)(f)      4/6/07                 10,000       10,000,000

WEST VIRGINIA -- 1.9%
ABN-AMRO Munitops Certificates
  Trust Multi-State Series 00-12
  144A (MBIA Insured)(b)
    3.680% (6/4/08)(f)       4/6/07                 15,000       15,000,000
West Virginia University (Spears)
  Series DB-119 144A (MBIA Insured)(b)
    3.710% (4/1/28)(f)       4/6/07                  5,425        5,425,000
                                                             --------------
                                                                 20,425,000
                                                             --------------

                             PHOENIX INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED)
WISCONSIN -- 1.3%
City of Beaver Dam, YMCA Dodge
  County Inc. Project
    3.670% (12/1/36)(f)      4/6/07                $ 3,900   $    3,900,000
Health & Educational Facilities
  Authority Pine Haven Christian Home
    3.670% (7/1/36)(f)       4/6/07                  7,660        7,660,000
Milwaukee Redevelopment Authority
  American Society for Quality
    3.680% (5/1/36)(f)       4/6/07                  2,000        2,000,000
                                                             --------------
                                                                 13,560,000
                                                             --------------
WYOMING -- 2.3%
Gillette Pollution Control
  Pacificorp Project
    3.690% (1/1/18)(f)       4/6/07                 13,850       13,850,000
Uinta County,  Chevron USA, Inc. Project
    3.780% (8/15/20)(f)      4/2/07                 10,000       10,000,000
                                                             --------------
                                                                 23,850,000
                                                             --------------
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS
  (Identified cost $856,504,000)                                856,504,000
--------------------------------------------------------------------------------


  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
MUNICIPAL TAX-EXEMPT BONDS(c) -- 6.2%

IOWA -- 0.3%
Higher Education Authority Student
  Loan Liquidation Series B
    4.950%                  5/24/07                  3,745        3,750,759

MICHIGAN -- 2.4%
State of Michigan
    4.250%                  9/28/07                 25,325       25,416,012

MISSOURI -- 0.2%
State Health & Educational
  Facilities Authority Facilities,
  Barnes-Jewish Inc. Christian-A
    6.000%                  5/15/07                  2,340        2,346,680

OHIO -- 0.5%
Versailles Exempt Village School District
    4.350%                  6/26/07                  5,000        5,006,937

WISCONSIN -- 2.8%
Fort Atkinson School District
    4.000%                   8/1/07                  2,250        2,251,567
Kewaskum Waterworks & Sewer Systems
    4.500%                   6/1/07                  1,500        1,500,674
Menomonee Falls School District
    4.460%                  12/1/07                  5,800        5,830,204



  Annualized               Maturity                  Par
  Yield/Rate              Reset Date                (000)         Value
  ----------              ----------                ------   --------------
MUNICIPAL TAX-EXEMPT BONDS (CONTINUED)
WISCONSIN (CONTINUED)
Oak Creek-Franklin Joint School District
    4.000%                  12/1/07                $ 7,500   $    7,507,881
    4.250%                   2/1/08                  5,385        5,393,890
Tomah Area School District Series A
    4.000%                 12/20/07                  3,985        3,990,049
West de Pere School District
    3.750%                  10/2/07                  2,720        2,720,782
                                                             --------------
                                                                 29,195,047
                                                             --------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
  (Identified cost $65,715,435)                                  65,715,435
--------------------------------------------------------------------------------

                                                  Shares          Value
                                                ----------   --------------
MONEY MARKET MUTUAL FUNDS -- 5.1%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio (seven-day
  effective yield 3.44%)                        25,006,734       25,006,734
Dreyfus Tax-Exempt Cash Management #264
  (seven-day effective yield 3.46%)                  3,257            3,257
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio
  (seven-day effective yield 3.50%)             29,264,819       29,264,819
--------------------------------------------------------------------------------
TOTAL MONEY MARKET  MUTUAL FUNDS
  (Identified cost $54,274,810)                                  54,274,810
--------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
  (Identified cost $1,054,334,245)                            1,054,334,245(a)

OTHER ASSETS & LIABILITIES, NET -- 0.2%                           2,373,282
                                                             --------------
NET ASSETS -- 100.0%                                         $1,056,707,527
                                                             ==============

----------
(a) Federal Income Tax Information: At March 31, 2007, the aggregate cost of securities was the same for book and federal income tax purposes.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $205,324,000 or 19.4% of net assets.
(c) The interest rate shown is the coupon rate.
(d) Security with a "put" feature; date shown is when security may be put back for redemption.
(e) Variable rate demand note; interest rate in effect on March 31, 2007. Reset/Maturity date is the next interest rate change or exercise of the demand feature.
(f) Denotes Final Maturity Date.

                             PHOENIX INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

(g) Illiquid and restricted security. At March 31, 2007, these securities amounted to a value of $9,980,000 or 0.9% of net assets. For acquisition information, see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Phoenix Insight Funds Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As appropriate, some securities and assets may be valued at "fair value" as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method, except the Money Market Funds which use the straight line method. Realized gains and losses are determined on the identified cost basis.

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

C. FOREIGN CURRENCY TRANSLATION

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. FORWARD CURRENCY CONTRACTS

   Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

   At March 31, 2007, the Funds had entered into forward currency contracts as follows:

EMERGING MARKETS FUND


                                                                                 Net Unrealized
                                             Settlement                          Appreciation
Contract to Sell       In Exchange For       Date            Value               (Depreciation)
----------------       ---------------       ----            -----               --------------

KOR 3,200,000,000      USD 3,415,519         7/11/07         $3,409,006          $   6,513
KOR 3,200,000,000      USD 3,409,696         7/11/07          3,409,006                690
KOR 3,200,000,000      USD 3,400,637         7/11/07          3,409,006             (8,369)
ZAR 30,619,536         USD 4,433,823         5/29/07          4,192,906            240,917
ZAR 47,530,000         USD 6,430,098         3/15/08          6,299,235            130,863
ZAR 13,280,000         USD 1,731,196         3/15/08          1,760,022            (28,826)
ZAR 6,640,000          USD 862,058           3/15/08            880,011            (17,953)
ZAR 47,530,000         USD 6,455,249         3/15/08          6,299,235            156,014
                                                                                 ---------
                                                                                 $ 479,849
                                                                                 =========

KOR     Korean Won          USD     United States Dollar          ZAR     South African Rand

F. FUTURES CONTRACTS

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Certain Funds may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded.

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

   At March 31, 2007, the Index Fund had entered into futures contracts as follows:


                                                                     Value of       Market      Net Unrealized
                                                     Number of      Contracts      Value of      Appreciation
                                Expiration Date      Contracts      When Opened    Contracts    (Depreciation)
                                ---------------      ---------      -----------    ----------    --------------
          S&P 500(R) Index          June '07             8          $2,821,050     $2,862,400        $41,350

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

   Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

H. INTEREST ONLY AND PRINCIPAL ONLY SECURITIES

   Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. Although stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not been fully developed. Accordingly, these securities are generally illiquid.

I. REPURCHASE AGREEMENTS

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

J. OPTIONS

   Certain Funds may purchase options, which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's' ability to repatriate such amounts.

   At March 31, 2007, the Funds held securities in specific sectors as detailed below:


   SERIES                           COUNTRY              PERCENTAGE OF TOTAL NET ASSETS
   -------                          --------------       --------------------------------
   Insight International Fund       United Kingdom                      25%

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   At March 31, 2007, the Funds held securities in specific sectors as detailed below:


   FUND                             SECTOR               PERCENTAGE OF TOTAL NET ASSETS
   -------                          -----------------    ------------------------------
   Insight Core Equity Fund         Financials                          26%
   Insight Emerging Markets Fund    Consumer Staples                    27
   Insight Emerging Markets Fund    Financials                          25
   Insight Equity Fund              Financials                          30
   Insight International Fund       Consumer Staples                    35
   Insight International Fund       Financials                          29
   Insight Small-Cap Value Fund     Financials                          28

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments.

   Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

   At March 31, 2007, the Funds held the following restricted securities:

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


                                                                     Market           % of
                                     Acquisition     Acquisition     Value at         Net Assets
                                     Date            Cost            3/31/07          at 3/31/07
                                     -----------     -----------     ---------        ----------

      INDEX FUND
      Seagate Technology
      Tax Refund Rights                10/1/01               0             $0              0.0%

      BOND FUND
      DLJ Mortgage
      Acceptance Corp.
      96-M, A-1 144A
      0.000%, 11/28/11                 10/2/96           3,720
                                       4/28/04          15,236          14,486             0.0%

      SHORT/INTERMEDIATE BOND FUND
      DLJ Mortgage
      Acceptance Corp.
      96-M, A-1 144A
      0.000%, 11/28/11                 10/2/96          27,902
                                       4/28/04          15,728          32,843             0.0%
      TAX-EXEMPT MONEY MARKET FUND
      ABN-AMRO Munitops
      Certificates Trust
      (Hawaii) Series 11 144A
      (FSA Insured)
      3.700%, 9/1/09                   3/16/06       9,980,000       9,980,000             0.9%


   Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 4--MERGER

   The Board of Trustees of the Phoenix Insight Funds Trust (the "Board") has unanimously approved an Agreement and Plan of Reorganization ("Agreement") relating to the proposed combination of the Phoenix Insight International Fund, a series of Phoenix Insight Funds Trust with and into the Phoenix Foreign Opportunities Fund, a series of Phoenix Adviser Trust.

   Pursuant to the Agreement, the Phoenix Insight International Fund will transfer all or substantially all of its assets to the Phoenix Foreign Opportunities Fund in exchange for shares of the Phoenix Foreign Opportunities Fund and the assumption by the Phoenix Foreign Opportunities Fund of all liabilities of the Phoenix Insight International Fund. Following the exchange, the Phoenix Insight International Fund will distribute the shares of the Phoenix Foreign Opportunities Fund to its shareholders pro rata, in liquidation of the Phoenix Insight International Fund. The merger took place on April 13, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Insight Funds Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date May 29, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date May 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date May 29, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.